                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                        SunAmerica Asset Management, LLC
                                 Harborside 5,
                         185 Hudson Street, Suite 3300,
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2019
                         -------------------------

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2019

SUNAMERICA
Income Funds

[PHOTO]





Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.

[LOGO]

                                 aig.com/funds

                        Table of Contents


                   SHAREHOLDER LETTER...................   2
                   EXPENSE EXAMPLE......................   4
                   STATEMENTS OF ASSETS AND LIABILITIES.   6
                   STATEMENTS OF OPERATIONS.............   8
                   STATEMENTS OF CHANGES IN NET ASSETS..   9
                   FINANCIAL HIGHLIGHTS.................  10
                   PORTFOLIO OF INVESTMENTS.............  13
                   NOTES TO FINANCIAL STATEMENTS........  71
                   APPROVAL OF ADVISORY AGREEMENTS......  87
                   SUPPLEMENT TO THE PROSPECTUS.........  91

        Shareholder Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Income Funds (the "Income Funds") for the six-month period ended September 30, 2019. From a broad perspective, it was a period wherein fixed income market performance was primarily influenced by a global economic slowdown, dovish+ pivots by most central banks, persistent trade tensions and geopolitics. For the semi-annual period overall, the Bloomberg Barclays U.S. Aggregate Bond Index,++ a broad measure of the U.S. fixed income market, returned 5.42%.

In the second quarter of 2019, when the semi-annual period began, global fixed income sectors generated strong returns. Global government bond yields in most developed and emerging markets countries declined and bond prices rose following a turn to more dovish monetary policies by most central banks in response to below-target inflation and slowing economic growth. The U.S. Federal Reserve (the "Fed") left interest rates unchanged but set the stage for potential rate cuts later in 2019, indicating it saw additional risks to its outlook from trade policy and manufacturing, among other factors. The European Central Bank (ECB) signaled the potential for a new round of quantitative easing alongside rate cuts later in 2019. The Bank of Japan committed to low rates at least through the spring of 2020. The People's Bank of China added liquidity into its banking system through its lending facility and intervened in foreign exchange markets to support its currency amid the trade war with the U.S. Most non-government bond sectors also posted positive returns during the second calendar quarter but lagged the especially strong performance of U.S. Treasury securities and other sovereign bonds. The exceptions were investment grade corporate bonds and emerging markets debt, which performed particularly well as a combination of low global interest rates along with still strong credit measures led investors to reach for yield.

Global government bond yields declined further across most markets following the injection of monetary stimulus by the Fed, ECB and several other central banks during the third quarter of 2019. The Fed cut interest rates in July and September 2019 for the first time since 2008, in an effort to extend the U.S. economic expansion amid a slowdown in economic growth and trade uncertainty. The ECB unveiled a sweeping, long-term economic stimulus package to bolster the Eurozone economy against slowing growth and trade frictions. At its October meeting, the Bank of Japan opted to not change its interest rates but suggested possible interest rate cuts in the future, reflecting its fears that global risks could weigh on Japan's economic growth. The announcement came just hours after the U.S. Fed cut its targeted federal funds rate for the third time in less than four months. Key policymakers of the Bank of England indicated more accommodative monetary policy may be necessary to counter Brexit+++ uncertainty. The People's Bank of China cut its reserve requirement ratio/*/ in line with its strategy of targeted and modest easing. Overall, political uncertainty remained heightened, although the fixed income markets appeared to shrug off Brexit turmoil in the U.K. and a formal impeachment inquiry into the U.S. President. Corporate bonds also continued to perform strongly on optimism that monetary accommodation could offset the drag on global economic growth from restrictive trade policies. Among other non-government bond sectors, performance was mixed, as escalating U.S.-China trade tensions and political developments in Argentina resulted in increased investor risk aversion.

For the semi-annual period overall, the U.S. Treasury yield curve flattened,/**/ as yields on intermediate- and longer-term maturities fell more than those on shorter-term maturities. The yield on the bellwether 10-year U.S. Treasury fell approximately 73 basis points/***/ to end the semi-annual period at 1.68%. Notably, for much of the semi-annual period, the U.S. Treasury yield curve experienced a partial inversion. More specifically, the differential between the yields on three-month and 10-year U.S. Treasury securities had inverted toward the end of March 2019 for the first time since mid-2007, meaning three-month yields were higher than those of 10-year U.S. Treasury securities, and remained that way through the end of the semi-annual period. An inverted yield curve has historically preceded most economic recessions. Still, many believed at the end of the semi-annual period that a recession was unlikely, anticipating the Fed and other central banks would ease monetary policy to reduce recessionary risks. Non-U.S. Treasury sector performance was mixed for the semi-annual period overall. Investment grade corporate bonds outperformed U.S. Treasuries most, followed by sovereign emerging markets debt. Other non-government bond sectors posted solid positive returns but lagged U.S. Treasury securities.

On the following pages, you will find financial statements and portfolio information for each of the Income Funds during the semi-annual period ended September 30, 2019.

Thank you for being a part of AIG Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch us directly at 800-858-8850 or via our website, www.aig.com/funds.

Sincerely,

The SunAmerica Income Funds Investment Professionals

         Tim Pettee           Robert Vanden Assem  David Albrycht
         Timothy Campion      Dana Burns           Frank Ossino
         Elizabeth Mauro      Anders Faergemann    Eric Hess
                              John Yovanovic       William Eastwood


--------
Past performance is no guarantee of future results.

+ Dovish policy tends to suggest lower interest rates; opposite of hawkish. ++ The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
+++Brexit refers to the U.K.'s path out of the European Union.
* Reserve requirement ratio is the portion of reservable liabilities commercial banks must hold onto rather than lend out or invest.
** A flattening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities narrows.
***A basis point is 1/100/th/ of a percentage point.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2019 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2019 and held until September 30, 2019.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2019" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2019" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2019" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2019" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2019" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2019 -- (unaudited) (continued)


                                                   Actual                                  Hypothetical
                                 ------------------------------------------ ------------------------------------------
                                                                                          Ending Account
                                               Ending Account Expenses Paid                Value using   Expenses Paid
                                                Value using    During the                 a Hypothetical  During the
                                   Beginning       Actual      Six Months     Beginning     5% Annual     Six Months
                                 Account Value   Return at        Ended     Account Value   Return at        Ended     Annualized
                                  at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30,  Expense
Fund                                 2019           2019          2019          2019           2019          2019        Ratio*
----                             ------------- -------------- ------------- ------------- -------------- ------------- ----------
AIG U.S. Government Securities#
  Class A.......................   $1,000.00     $1,042.00        $5.05       $1,000.00     $1,020.05        $5.00        0.99%
  Class C.......................   $1,000.00     $1,038.64        $8.36       $1,000.00     $1,016.80        $8.27        1.64%
AIG Strategic Bond#
  Class A.......................   $1,000.00     $1,043.49        $5.67       $1,000.00     $1,019.45        $5.60        1.11%
  Class B.......................   $1,000.00     $1,039.70        $9.38       $1,000.00     $1,015.80        $9.27        1.84%
  Class C.......................   $1,000.00     $1,039.85        $9.13       $1,000.00     $1,016.05        $9.02        1.79%
  Class W.......................   $1,000.00     $1,041.52        $4.59       $1,000.00     $1,020.50        $4.55        0.90%
AIG Flexible Credit#
  Class A.......................   $1,000.00     $1,027.44        $5.27       $1,000.00     $1,019.80        $5.25        1.04%
  Class C.......................   $1,000.00     $1,024.11        $8.60       $1,000.00     $1,016.50        $8.57        1.70%
  Class W.......................   $1,000.00     $1,028.53        $4.26       $1,000.00     $1,020.80        $4.24        0.84%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial adviser for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2019" and the "Annualized Expense Ratio" would have been higher.

        SunAmerica Income Funds
        STATEMENTS OF ASSETS AND LIABILITIES -- September 30, 2019 --
        (unaudited)

                                                                    AIG U.S. Government AIG Strategic AIG Flexible
                                                                        Securities          Bond         Credit
                                                                           Fund             Fund          Fund
                                                                    ------------------- ------------- ------------
ASSETS:
Investments at value (unaffiliated)*...............................    $132,597,131     $312,034,305  $357,249,538
Repurchase agreements (cost approximates value)....................         854,000               --            --
Cash...............................................................             553               --            --
Foreign cash*......................................................              --            4,199            --
Receivable for:
  Shares of beneficial interest sold...............................          15,243          910,645     1,550,226
  Dividends and interest...........................................         568,172        2,667,912     3,530,833
  Investments sold.................................................              --          708,030     2,583,186
  Investments sold on an extended settlement basis.................              --          420,737     1,934,208
Prepaid expenses and other assets..................................           6,046            7,425         7,079
Due from investment adviser for expense reimbursements/fee waivers.          63,482           69,055       112,310
Unrealized appreciation on forward foreign currency contracts......              --          405,644            --
                                                                       ------------     ------------  ------------
Total assets.......................................................     134,104,627      317,227,952   366,967,380
                                                                       ------------     ------------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed...........................         132,949          634,047       502,758
  Investments purchased............................................              --          497,037     3,317,566
  Investments purchased on an extended settlement basis............              --        2,097,944    14,478,896
  Investment advisory and management fees..........................          71,466          166,243       208,397
  Distribution and service maintenance fees........................          42,378          111,039        96,943
  Transfer agent fees and expenses.................................          28,783           62,048        73,968
  Trustees' fees and expenses......................................             578            2,406         1,674
  Other accrued expenses...........................................          79,698          148,534       136,218
Dividends Payable..................................................           2,934          109,939       416,016
Commitments (Note 10)..............................................              --           12,333            --
Unrealized depreciation on forward foreign currency contracts......              --           30,858            --
                                                                       ------------     ------------  ------------
Total liabilities..................................................         358,786        3,872,428    19,232,436
                                                                       ------------     ------------  ------------
Net assets.........................................................    $133,745,841     $313,355,524  $347,734,944
                                                                       ============     ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01...............................    $    143,186     $    924,906  $  1,048,401
Paid-in capital....................................................     146,151,986      341,270,573   367,546,157
Total accumulated earnings (loss)..................................     (12,549,331)     (28,839,955)  (20,859,614)
                                                                       ------------     ------------  ------------
Net assets.........................................................    $133,745,841     $313,355,524  $347,734,944
                                                                       ============     ============  ============
*Cost
  Investments (unaffiliated).......................................    $126,166,882     $309,961,884  $366,580,862
                                                                       ============     ============  ============
  Foreign cash.....................................................    $         --     $      4,263  $         --
                                                                       ============     ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF ASSETS AND LIABILITIES -- September 30, 2019 -- (unaudited) (continued)


                                                                                                              AIG U.S. Government
                                                                                                                  Securities
                                                                                                                     Fund
                                                                                                              -------------------
Class A (unlimited shares authorized):
Net assets...................................................................................................    $126,554,745
Shares of beneficial interest issued and outstanding.........................................................      13,548,394
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)...    $       9.34
Maximum sales charge (4.75% of offering price)...............................................................    $       0.47
                                                                                                                 ------------
Maximum offering price to public.............................................................................    $       9.81
                                                                                                                 ============
Class B (unlimited shares authorized):
Net assets...................................................................................................    $         --
Shares of beneficial interest issued and outstanding.........................................................              --
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales
 charge).....................................................................................................    $         --
                                                                                                                 ============
Class C (unlimited shares authorized):
Net assets...................................................................................................    $  7,191,096
Shares of beneficial interest issued and outstanding.........................................................         770,215
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales
 charge).....................................................................................................    $       9.34
                                                                                                                 ============
Class W (unlimited shares authorized):
Net assets...................................................................................................    $         --
Shares of beneficial interest issued and outstanding.........................................................              --
Net asset value, offering and redemption price per share.....................................................    $         --
                                                                                                                 ============

                                                                                                              AIG Strategic
                                                                                                                  Bond
                                                                                                                  Fund
                                                                                                              -------------
Class A (unlimited shares authorized):
Net assets................................................................................................... $157,491,661
Shares of beneficial interest issued and outstanding.........................................................   46,474,933
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)... $       3.39
Maximum sales charge (4.75% of offering price)............................................................... $       0.17
                                                                                                              ------------
Maximum offering price to public............................................................................. $       3.56
                                                                                                              ============
Class B (unlimited shares authorized):
Net assets................................................................................................... $ 16,619,138
Shares of beneficial interest issued and outstanding.........................................................    4,909,113
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales
 charge)..................................................................................................... $       3.39
                                                                                                              ============
Class C (unlimited shares authorized):
Net assets................................................................................................... $ 48,806,914
Shares of beneficial interest issued and outstanding.........................................................   14,357,736
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales
 charge)..................................................................................................... $       3.40
                                                                                                              ============
Class W (unlimited shares authorized):
Net assets................................................................................................... $ 90,437,811
Shares of beneficial interest issued and outstanding.........................................................   26,748,789
Net asset value, offering and redemption price per share..................................................... $       3.38
                                                                                                              ============

                                                                                                              AIG Flexible
                                                                                                                 Credit
                                                                                                                  Fund
                                                                                                              ------------
Class A (unlimited shares authorized):
Net assets................................................................................................... $ 93,729,851
Shares of beneficial interest issued and outstanding.........................................................   28,305,805
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)... $       3.31
Maximum sales charge (4.75% of offering price)............................................................... $       0.17
                                                                                                              ------------
Maximum offering price to public............................................................................. $       3.48
                                                                                                              ============
Class B (unlimited shares authorized):
Net assets................................................................................................... $         --
Shares of beneficial interest issued and outstanding.........................................................           --
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales
 charge)..................................................................................................... $         --
                                                                                                              ============
Class C (unlimited shares authorized):
Net assets................................................................................................... $ 56,405,095
Shares of beneficial interest issued and outstanding.........................................................   16,935,016
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales
 charge)..................................................................................................... $       3.33
                                                                                                              ============
Class W (unlimited shares authorized):
Net assets................................................................................................... $197,599,998
Shares of beneficial interest issued and outstanding.........................................................   59,599,235
Net asset value, offering and redemption price per share..................................................... $       3.32
                                                                                                              ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF OPERATIONS -- For the Six Months Ended September 30, 2019 -- (unaudited)

                                                                                  AIG U.S. Government AIG Strategic AIG Flexible
                                                                                      Securities          Bond         Credit
                                                                                         Fund             Fund          Fund
                                                                                  ------------------- ------------- ------------
INVESTMENT INCOME:
 Dividends (unaffiliated)........................................................     $       --       $   220,829  $   395,842
 Interest (unaffiliated).........................................................      1,620,886         6,581,466   10,347,588
                                                                                      ----------       -----------  -----------
   Total investment income*......................................................      1,620,886         6,802,295   10,743,430
                                                                                      ----------       -----------  -----------
EXPENSES:
 Investment advisory and management fees.........................................        432,046           956,219    1,226,374
 Distribution and Service maintenance fees:
   Class A.......................................................................        205,162           269,293      192,342
   Class B.......................................................................             --            83,007           --
   Class C.......................................................................         37,271           261,391      282,470
 Service fee -- Class W..........................................................             --            52,801      123,168
 Transfer agent fees:
   Class A.......................................................................        154,641           185,429      134,375
   Class B.......................................................................             --            21,153           --
   Class C.......................................................................         10,948            63,732       65,613
   Class W.......................................................................             --            78,208      181,998
 Registration fees:
   Class A.......................................................................         13,926            15,062       15,128
   Class B.......................................................................             --             7,389           --
   Class C.......................................................................         12,170            13,286       10,444
   Class W.......................................................................             --             8,863       29,893
 Custodian and accounting fees...................................................         17,226            54,985       38,053
 Reports to shareholders.........................................................         17,222            40,137       32,870
 Audit and tax fees..............................................................         28,401            37,578       35,465
 Legal fees......................................................................         12,093            17,491       17,491
 Trustees' fees and expenses.....................................................          4,040             9,502       10,452
 Interest expense................................................................          1,290                --           --
 Other expenses..................................................................         10,869            15,416       15,190
                                                                                      ----------       -----------  -----------
   Total expenses before fee waivers, expense reimbursements and expense
    recoupments..................................................................        957,305         2,190,942    2,411,326
                                                                                      ----------       -----------  -----------
   Net (fees waived and expenses reimbursed)/recouped by investment advisor
    (Note 3).....................................................................       (275,001)         (397,199)    (661,420)
                                                                                      ----------       -----------  -----------
   Net expenses..................................................................        682,304         1,793,743    1,749,906
                                                                                      ----------       -----------  -----------
Net investment income (loss).....................................................        938,582         5,008,552    8,993,524
                                                                                      ----------       -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments (unaffiliated)......................................................      1,761,162         1,652,500     (845,473)
 Forward contracts...............................................................             --           605,328           --
Net realized foreign exchange gain (loss) on other assets and liabilities........             --            (4,257)          --
                                                                                      ----------       -----------  -----------
Net realized gain (loss) on investments and foreign currencies...................      1,761,162         2,253,571     (845,473)
                                                                                      ----------       -----------  -----------
Change in unrealized appreciation (depreciation) on:
 Investments (unaffiliated)......................................................      2,689,177         4,485,830      608,773
 Forward contracts...............................................................             --           200,692           --
Change in unrealized foreign exchange gain (loss) on other assets and
 liabilities.....................................................................             --            (1,448)          --
                                                                                      ----------       -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies.................      2,689,177         4,685,074      608,773
                                                                                      ----------       -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies....      4,450,339         6,938,645     (236,700)
                                                                                      ----------       -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................      5,388,921        11,947,197    8,756,824
                                                                                      ==========       ===========  ===========
*Net of foreign withholding taxes on interest and dividends of...................     $       --       $       206  $       687
                                                                                      ==========       ===========  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF CHANGES IN NET ASSETS

                                                                  AIG U.S. Government
                                                                    Securities Fund         AIG Strategic Bond Fund
                                                              --------------------------  --------------------------
                                                                 For the                     For the
                                                               six months                  six months
                                                                  ended     For the year      ended     For the year
                                                              September 30,    ended      September 30,    ended
                                                                  2019       March 31,        2019       March 31,
                                                               (unaudited)      2019       (unaudited)      2019
                                                              ------------- ------------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)............................... $    938,582  $  2,017,207  $  5,008,552  $ 11,222,805
  Net realized gain (loss) on investments and foreign
   currencies................................................    1,761,162      (208,411)    2,253,571    (7,805,709)
  Net unrealized gain (loss) on investments and foreign
   currencies................................................    2,689,177     1,808,397     4,685,074     4,066,200
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................    5,388,921     3,617,193    11,947,197     7,483,296
                                                              ------------  ------------  ------------  ------------

Distributions to shareholders from:
  Distributable earnings (Class A)...........................   (1,071,132)   (2,199,690)   (2,908,471)   (8,027,157)
  Distributable earnings (Class B)...........................           --            --      (251,190)     (733,209)
  Distributable earnings (Class C)...........................      (39,475)      (74,757)     (803,485)   (2,446,003)
  Distributable earnings (Class W)...........................           --            --    (1,385,597)   (2,727,614)
                                                              ------------  ------------  ------------  ------------
Total distributions to shareholders..........................   (1,110,607)   (2,274,447)   (5,348,743)  (13,933,983)
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).................................   (4,158,644)  (13,952,704)   31,305,798   (78,026,418)
                                                              ------------  ------------  ------------  ------------
Total increase (decrease) in net assets......................      119,670   (12,609,958)   37,904,252   (84,477,105)

NET ASSETS:
Beginning of period..........................................  133,626,171   146,236,129   275,451,272   359,928,377
                                                              ------------  ------------  ------------  ------------
End of period................................................ $133,745,841  $133,626,171  $313,355,524  $275,451,272
                                                              ============  ============  ============  ============

                                                               AIG Flexible Credit Fund
                                                              --------------------------
                                                                 For the
                                                               six months
                                                                  ended     For the year
                                                              September 30,    ended
                                                                  2019       March 31,
                                                               (unaudited)      2019
                                                              ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)............................... $  8,993,524  $ 17,265,863
  Net realized gain (loss) on investments and foreign
   currencies................................................     (845,473)   (3,698,348)
  Net unrealized gain (loss) on investments and foreign
   currencies................................................      608,773    (5,841,750)
                                                              ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................    8,756,824     7,725,765
                                                              ------------  ------------

Distributions to shareholders from:
  Distributable earnings (Class A)...........................   (3,039,027)   (6,972,042)
  Distributable earnings (Class B)...........................           --            --
  Distributable earnings (Class C)...........................   (1,348,081)   (2,643,846)
  Distributable earnings (Class W)...........................   (4,604,393)   (7,914,239)
                                                              ------------  ------------
Total distributions to shareholders..........................   (8,991,501)  (17,530,127)
                                                              ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).................................   36,180,182    (1,830,641)
                                                              ------------  ------------
Total increase (decrease) in net assets......................   35,945,505   (11,635,003)

NET ASSETS:
Beginning of period..........................................  311,789,439   323,424,442
                                                              ------------  ------------
End of period................................................ $347,734,944  $311,789,439
                                                              ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                           AIG U.S. GOVERNMENT SECURITIES FUND
                                                           -----------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         Class A
                                                                         -------
 03/31/15      $9.43     $0.12      $ 0.34      $ 0.46     $(0.16)       $--      $(0.16) $9.73     4.94%  $187,417     0.99%
 03/31/16       9.73      0.08       (0.05)       0.03      (0.17)        --       (0.17)  9.59     0.33    156,468     0.99
 03/31/17       9.59      0.09       (0.37)      (0.28)     (0.16)        --       (0.16)  9.15    (2.93)   148,382     0.99
 03/31/18       9.15      0.09       (0.13)      (0.04)     (0.16)        --       (0.16)  8.95    (0.46)   138,599     0.99
 03/31/19       8.95      0.13        0.11        0.24      (0.15)        --       (0.15)  9.04     2.71    126,119     0.99
 09/30/19#      9.04      0.07        0.31        0.38      (0.08)        --       (0.08)  9.34     4.20    126,555     0.99(4)
                                                                         Class C
                                                                         -------
 03/31/15      $9.42     $0.06      $ 0.34      $ 0.40     $(0.10)       $--      $(0.10) $9.72     4.27%  $ 23,999     1.64%
 03/31/16       9.72      0.01       (0.03)      (0.02)     (0.11)        --       (0.11)  9.59    (0.22)    31,665     1.64
 03/31/17       9.59      0.02       (0.37)      (0.35)     (0.10)        --       (0.10)  9.14    (3.66)    19,592     1.64
 03/31/18       9.14      0.04       (0.13)      (0.09)     (0.10)        --       (0.10)  8.95    (1.00)     7,637     1.64
 03/31/19       8.95      0.08        0.10        0.18      (0.09)        --       (0.09)  9.04     2.05      7,507     1.64
 09/30/19#      9.04      0.04        0.31        0.35      (0.05)        --       (0.05)  9.34     3.86      7,191     1.64(4)



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    1.24%        57%
    0.81         36
    0.91         95
    1.03         29
    1.49         18
    1.45(4)      29


    0.61%        57%
    0.16         36
    0.26         95
    0.38         29
    0.84         18
    0.80(4)      29

--------
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                            03/31/15 03/31/16 03/31/17 03/31/18 03/31/19 09/30/19#(4)
                                            -------- -------- -------- -------- -------- ------------
AIG U.S. Government Securities Fund Class A   0.38%    0.37%    0.35%    0.37%    0.37%      0.39%
AIG U.S. Government Securities Fund
 Class C...................................   0.50     0.39     0.40     0.46     0.59       0.76

(4)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      AIG STRATEGIC BOND FUND
                                                                      -----------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net               Net
                       Asset                 (both               Dividends    from net            Asset            Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,           end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total   period
    Period Ended     of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                              Class A
                                                                              -------
03/31/15               $3.53     $0.13      $(0.04)     $ 0.09     $(0.13)       $--      $(0.13) $3.49     2.70%  $235,093
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.32)   175,386
03/31/17                3.27      0.10        0.14        0.24      (0.11)        --       (0.11)  3.40     7.38    163,163
03/31/18                3.40      0.11       (0.03)       0.08      (0.10)        --       (0.10)  3.38     2.41    196,712
03/31/19                3.38      0.13       (0.04)       0.09      (0.16)        --       (0.16)  3.31     2.86    153,979
09/30/19#               3.31      0.06        0.08        0.14      (0.06)        --       (0.06)  3.39     4.35    157,492
                                                                              Class B
                                                                              -------
03/31/15               $3.53     $0.10      $(0.03)     $ 0.07     $(0.11)       $--      $(0.11) $3.49     2.01%  $ 39,733
03/31/16                3.49      0.10       (0.20)      (0.10)     (0.12)        --       (0.12)  3.27    (2.97)    31,038
03/31/17                3.27      0.08        0.14        0.22      (0.09)        --       (0.09)  3.40     6.66     29,762
03/31/18                3.40      0.09       (0.04)       0.05      (0.08)        --       (0.08)  3.37     1.41     21,875
03/31/19                3.37      0.11       (0.03)       0.08      (0.14)        --       (0.14)  3.31     2.43     16,015
09/30/19#               3.31      0.05        0.08        0.13      (0.05)        --       (0.05)  3.39     3.97     16,619
                                                                              Class C
                                                                              -------
03/31/15               $3.54     $0.11      $(0.04)     $ 0.07     $(0.11)       $--      $(0.11) $3.50     2.05%  $184,282
03/31/16                3.50      0.10       (0.19)      (0.09)     (0.12)        --       (0.12)  3.29    (2.63)   151,197
03/31/17                3.29      0.08        0.13        0.21      (0.09)        --       (0.09)  3.41     6.35    128,332
03/31/18                3.41      0.09       (0.03)       0.06      (0.08)        --       (0.08)  3.39     1.75     71,103
03/31/19                3.39      0.11       (0.04)       0.07      (0.14)        --       (0.14)  3.32     2.18     52,782
09/30/19#               3.32      0.05        0.08        0.13      (0.05)        --       (0.05)  3.40     3.98     48,807
                                                                              Class W
                                                                              -------
01/29/15(4)-03/31/15   $3.48     $0.01      $ 0.02      $ 0.03     $(0.02)       $--      $(0.02) $3.49     0.99%  $ 15,664
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.14)    30,065
03/31/17                3.27      0.11        0.13        0.24      (0.12)        --       (0.12)  3.39     7.26     40,412
03/31/18                3.39      0.11       (0.02)       0.09      (0.11)        --       (0.11)  3.37     2.65     70,239
03/31/19                3.37      0.14       (0.03)       0.11      (0.17)        --       (0.17)  3.31     3.38     52,676
09/30/19#               3.31      0.06        0.08        0.14      (0.07)        --       (0.07)  3.38     4.15     90,438



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.30%          3.62%          137%
   1.34           3.54           108
   1.32           3.00           109
   1.33           3.15           149
   1.14(3)        3.89(3)        123
   1.11(3)(5)     3.52(3)(5)      51


   1.97%          2.95%          137%
   2.01           2.87           108
   1.99           2.33           109
   2.02           2.46           149
   1.86(3)        3.17(3)        123
   1.84(3)(5)     2.79(3)(5)      51


   1.94%          2.98%          137%
   1.98           2.90           108
   1.97           2.35           109
   1.98           2.50           149
   1.81(3)        3.22(3)        123
   1.79(3)(5)     2.83(3)(5)      51


   1.20%(3)(5)    2.73%(3)(5)    137%
   1.15           3.71           108
   1.14           3.20           109
   1.14           3.34           149
   0.94(3)        4.06(3)        123
   0.90(3)(5)     3.72(3)(5)      51

--------
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements and waivers, if applicable (based on average net assets):

                                         03/31/15   03/31/16 03/31/17 03/31/18 03/31/19 09/30/19#(5)
                                         --------   -------- -------- -------- -------- ------------
AIG Strategic Bond Fund Class A.........     --        --       --       --      0.23%      0.27%
AIG Strategic Bond Fund Class B.........     --        --       --       --      0.23       0.27
AIG Strategic Bond Fund Class C.........     --        --       --       --      0.23       0.27
AIG Strategic Bond Fund Class W.........   0.69%(5)    --       --       --      0.23       0.27

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       AIG FLEXIBLE CREDIT FUND
                                                                       ------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net
                       Asset                 (both               Dividends    from net            Asset            Net Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,             end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total     period
    Period Ended     of period income(1)  unrealized) operations   income    investment   butions period Return(2)   (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -----------
                                                                               Class A
                                                                               -------
03/31/15               $3.59     $0.15      $(0.11)     $ 0.04     $(0.17)       $--      $(0.17) $3.46     1.06%   $127,508
03/31/16                3.46      0.13       (0.16)      (0.03)     (0.14)        --       (0.14)  3.29    (0.93)    125,775
03/31/17                3.29      0.14        0.16        0.30      (0.15)        --       (0.15)  3.44     9.11     144,880
03/31/18                3.44      0.16       (0.04)       0.12      (0.16)        --       (0.16)  3.40     3.54     133,268
03/31/19                3.40      0.18       (0.09)       0.09      (0.18)        --       (0.18)  3.31     2.75     119,903
09/30/19#               3.31      0.09       (0.00)       0.09      (0.09)        --       (0.09)  3.31     2.74      93,730
                                                                               Class C
                                                                               -------
03/31/15               $3.61     $0.13      $(0.11)     $ 0.02     $(0.15)       $--      $(0.15) $3.48     0.43%   $ 45,411
03/31/16                3.48      0.11       (0.16)      (0.05)     (0.12)        --       (0.12)  3.31    (1.54)     61,891
03/31/17                3.31      0.12        0.15        0.27      (0.12)        --       (0.12)  3.46     8.38      74,241
03/31/18                3.46      0.14       (0.04)       0.10      (0.14)        --       (0.14)  3.42     2.88      58,994
03/31/19                3.42      0.16       (0.09)       0.07      (0.16)        --       (0.16)  3.33     2.09      55,505
09/30/19#               3.33      0.08       (0.00)       0.08      (0.08)        --       (0.08)  3.33     2.41      56,405
                                                                               Class W
                                                                               -------
10/01/14(4)-03/31/15   $3.50     $0.06      $(0.01)     $ 0.05     $(0.08)       $--      $(0.08) $3.47     1.57%   $ 13,632
03/31/16                3.47      0.13       (0.17)      (0.04)     (0.14)        --       (0.14)  3.29    (1.02)     90,441
03/31/17                3.29      0.15        0.15        0.30      (0.15)        --       (0.15)  3.44     9.34     157,377
03/31/18                3.44      0.17       (0.04)       0.13      (0.17)        --       (0.17)  3.40     3.76     131,163
03/31/19                3.40      0.18       (0.07)       0.11      (0.19)        --       (0.19)  3.32     3.26     136,382
09/30/19#               3.32      0.09       (0.00)       0.09      (0.09)        --       (0.09)  3.32     2.85     197,600



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.41%(3)       4.50%(3)       74%
   1.45(3)        3.92(3)        52
   1.43           4.21           69
   1.33(3)        4.60(3)        63
   1.06(3)        5.29(3)        57
   1.04(3)(5)     5.44(3)(5)     25


   2.06%(3)       3.88%(3)       74%
   2.10(3)        3.27(3)        52
   2.07           3.57           69
   1.99(3)        3.94(3)        63
   1.72(3)        4.63(3)        57
   1.70(3)(5)     4.76(3)(5)     25


   1.25%(3)(5)    4.25%(3)(5)    74%
   1.25(3)        4.11(3)        52
   1.21           4.44           69
   1.12(3)        4.79(3)        63
   0.85(3)        5.50(3)        57
   0.84(3)(5)     5.62(3)(5)     25

--------
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements and waivers, if applicable (based on average net assets):

                                         03/31/15  03/31/16 03/31/17 03/31/18 03/31/19 09/30/19#(5)
                                         --------  -------- -------- -------- -------- ------------
AIG Flexible Credit Fund Class A........   0.19%     0.03%     --%     0.11%    0.39%      0.40%
AIG Flexible Credit Fund Class C........   0.20      0.02      --      0.11     0.39       0.40
AIG Flexible Credit Fund Class W........   1.12(5)   0.04      --      0.11     0.39       0.40

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        AIG U.S. Government Securities Fund
        PORTFOLIO PROFILE -- September 30, 2019 -- (unaudited)

Industry Allocation*

                     United States Treasury Notes.... 50.0%
                     United States Treasury Bonds.... 21.3
                     Government National Mtg. Assoc.. 19.0
                     Federal Home Loan Mtg. Corp.....  6.5
                     Federal National Mtg. Assoc.....  1.8
                     Repurchase Agreements...........  0.6
                     Federal Home Loan Bank..........  0.6
                                                      ----
                                                      99.8%
                                                      ====

Credit Quality+#

                               Aaa........  99.0%
                               Not Rated@.   1.0
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)

                                                 Principal    Value
                 Security Description             Amount     (Note 2)
         U.S. GOVERNMENT AGENCIES -- 27.9%
         Federal Home Loan Bank -- 0.6%
            1.69% due 02/26/2021................ $  480,000 $  476,390
            2.14% due 12/05/2022................    372,093    372,095
                                                            ----------
                                                               848,485
                                                            ----------
         Federal Home Loan Mtg. Corp. -- 6.5%
            3.50% due 08/01/2030................  2,039,300  2,113,617
            3.50% due 12/01/2044................  3,917,209  4,116,882
            4.00% due 04/01/2034................  1,094,492  1,159,485
           Federal Home Loan Mtg. Corp. REMIC
            Series 3747, Class WA
            3.50% due 10/15/2030(2).............  1,239,467  1,291,707
                                                            ----------
                                                             8,681,691
                                                            ----------
         Federal National Mtg. Assoc. -- 1.8%
            2.50% due 11/01/2027................  2,332,083  2,358,127
                                                            ----------
         Government National Mtg. Assoc. -- 19.0%
            3.50% due 03/15/2042................    238,772    251,289
            3.50% due 06/15/2042................  1,298,007  1,366,060
            3.50% due 07/15/2042................    306,695    319,892
            3.50% due 02/20/2045................    681,987    713,657
            4.00% due 03/15/2039................    138,656    148,087
            4.00% due 06/15/2039................    274,665    291,378
            4.00% due 12/15/2039................    192,530    205,271
            4.00% due 08/15/2040................    142,706    152,310
            4.00% due 11/15/2040................    295,073    314,926
            4.00% due 09/15/2041................    774,461    824,753
            4.00% due 10/15/2041................     98,851    105,418
            4.00% due 11/15/2041................    491,835    522,481
            4.00% due 12/15/2041................    382,170    406,065
            4.00% due 01/15/2042................  1,081,451  1,148,806
            4.00% due 02/15/2042................    300,391    320,673
            4.00% due 03/15/2042................    127,501    136,042
            4.50% due 09/15/2033................    212,277    228,219
            4.50% due 04/15/2039................     48,222     52,517
            4.50% due 05/15/2039................     89,119     97,067
            4.50% due 06/15/2039................    915,938    997,150
            4.50% due 07/15/2039................    270,235    293,267
            4.50% due 09/15/2039................    134,966    147,027
            4.50% due 11/15/2039................     89,197     97,195
            4.50% due 12/15/2039................    248,242    270,343
            4.50% due 02/15/2040................    628,378    682,923
            4.50% due 03/15/2040................    259,019    279,978
            4.50% due 04/15/2040................    122,604    133,581
            4.50% due 07/15/2040................    294,226    317,358
            4.50% due 03/15/2041................    894,493    974,138
            4.50% due 04/15/2041................    171,896    184,135
            4.50% due 06/15/2041................    115,576    123,078
            4.50% due 08/15/2041................    135,278    144,103
            4.50% due 04/20/2044................    506,501    543,077
            5.00% due 08/15/2033................    251,605    278,899
            5.00% due 10/15/2033................    451,133    500,147
            5.00% due 05/15/2035................     74,531     79,740
            5.00% due 08/15/2035................    246,944    273,824
            5.00% due 05/15/2036................     59,489     66,847
            5.00% due 09/15/2036................     94,730    106,438
            5.00% due 01/15/2037................    130,586    145,669
            5.00% due 03/15/2037................     39,439     44,319
            5.00% due 04/15/2037................    162,977    178,339

                                             Principal    Value
                  Security Description        Amount     (Note 2)
             Government National Mtg. Assoc. (continued)
                5.00% due 04/15/2038........ $  321,542 $   357,388
                5.00% due 05/15/2038........    154,794     173,966
                5.00% due 08/15/2038........    367,696     413,522
                5.00% due 02/15/2039........     67,735      76,109
                5.00% due 03/15/2039........     82,891      88,684
                5.00% due 04/15/2039........     76,182      85,640
                5.00% due 07/20/2039........    683,449     756,094
                5.00% due 08/15/2039........    206,286     231,695
                5.00% due 09/20/2039........  2,240,077   2,478,249
                5.00% due 10/15/2039........    433,424     483,551
                5.00% due 11/15/2039........    355,038     398,791
                5.00% due 12/15/2039........    343,789     386,372
                5.00% due 04/15/2040........    319,724     359,027
                5.00% due 05/15/2040........    643,539     717,150
                5.00% due 07/20/2045........    268,298     295,201
                5.50% due 06/15/2033........    381,221     428,628
                5.50% due 07/15/2033........     77,191      87,581
                5.50% due 10/15/2033........    107,912     122,395
                5.50% due 01/15/2034........    340,852     383,159
                5.50% due 02/15/2034........    223,919     245,242
                5.50% due 04/20/2035........    336,311     379,242
                5.50% due 09/15/2035........    317,846     360,599
                5.50% due 10/15/2035........    139,967     158,872
                5.50% due 02/15/2038........    107,913     122,306
                5.50% due 04/15/2038........     60,706      68,655
                5.50% due 09/15/2039........     44,907      50,620
                5.50% due 03/15/2040........        207         235
                6.00% due 04/15/2028........     98,342     111,155
                6.00% due 08/15/2033........    174,185     199,763
                6.00% due 12/15/2033........     58,022      64,819
                6.00% due 09/20/2038........    707,035     812,923
                6.50% due 10/15/2031........     30,528      33,786
                                                        -----------
                                                         25,397,905
                                                        -----------
             Total U.S. Government Agencies
                (cost $36,874,994)..........             37,286,208
                                                        -----------
             U.S. GOVERNMENT TREASURIES -- 71.3%
             United States Treasury Bonds -- 21.3%
                2.50% due 02/15/2045........  1,000,000   1,076,016
                2.75% due 08/15/2042........  1,100,000   1,235,008
                2.75% due 11/15/2042........  2,000,000   2,244,297
                3.00% due 05/15/2042........  2,000,000   2,338,437
                3.00% due 02/15/2049........  1,000,000   1,192,305
                3.13% due 11/15/2041........  1,500,000   1,787,402
                3.13% due 02/15/2042........  1,100,000   1,311,492
                3.38% due 11/15/2048........  1,000,000   1,274,180
                3.50% due 02/15/2039........  2,000,000   2,505,312
                4.25% due 11/15/2040........  4,000,000   5,551,094
                4.50% due 02/15/2036........  1,500,000   2,067,773
                4.75% due 02/15/2041........  4,000,000   5,913,125
                                                        -----------
                                                         28,496,441
                                                        -----------
             United States Treasury Notes -- 50.0%
                1.25% due 03/31/2021........  1,000,000     992,734
                1.38% due 08/31/2020........  1,500,000   1,493,555
                1.38% due 05/31/2021........  8,000,000   7,955,000
                1.50% due 01/31/2022........  1,875,000   1,869,946
                1.50% due 02/28/2023........  2,000,000   1,994,766

        AIG U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                Principal     Value
                 Security Description            Amount      (Note 2)
         U.S. GOVERNMENT TREASURIES (continued)
         United States Treasury Notes (continued)
            1.50% due 08/15/2026............... $2,000,000 $  1,984,063
            1.63% due 08/15/2022...............  1,000,000    1,001,328
            1.63% due 11/15/2022...............  1,000,000    1,001,367
            1.63% due 05/15/2026...............  1,000,000    1,000,469
            1.75% due 05/15/2022...............  1,875,000    1,882,617
            1.75% due 05/15/2023...............  1,000,000    1,005,820
            1.88% due 03/31/2022...............  2,500,000    2,516,992
            2.00% due 09/30/2020...............  3,000,000    3,005,273
            2.00% due 08/31/2021...............  2,000,000    2,012,344
            2.00% due 02/15/2022...............  1,000,000    1,009,180
            2.00% due 02/15/2023...............  1,000,000    1,013,594
            2.00% due 05/31/2024...............  1,000,000    1,019,961
            2.00% due 02/15/2025...............  5,000,000    5,105,274
            2.00% due 08/15/2025...............  3,000,000    3,066,563
            2.00% due 11/15/2026...............  2,700,000    2,768,871
            2.13% due 08/31/2020...............  2,500,000    2,506,152
            2.13% due 08/15/2021...............  1,000,000    1,008,086
            2.13% due 12/31/2022...............  1,000,000    1,017,070
            2.13% due 03/31/2024...............  2,000,000    2,048,359
            2.25% due 11/15/2024...............  1,000,000    1,032,695
            2.25% due 11/15/2025...............  1,000,000    1,037,070
            2.25% due 11/15/2027...............  2,000,000    2,092,109
            2.38% due 12/31/2020...............  2,000,000    2,014,141
            2.38% due 08/15/2024...............  1,000,000    1,037,266
            2.50% due 05/15/2024...............  1,000,000    1,041,172
            2.63% due 08/31/2020...............  1,500,000    1,510,488
            2.63% due 02/28/2023...............  3,000,000    3,103,711
            2.75% due 11/15/2023...............  2,500,000    2,616,797
            2.75% due 02/15/2024...............  1,000,000    1,049,649
                                                           ------------
                                                             66,814,482
                                                           ------------
         Total U.S. Government Treasuries
            (cost $89,291,888).................              95,310,923
                                                           ------------
         Total Long-Term Investment Securities
            (cost $126,166,882)................             132,597,131
                                                           ------------

                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   REPURCHASE AGREEMENTS -- 0.6%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.35%, dated 09/30/2019,
      to be repurchased 10/01/2019 in the amount
      of $854,008 and collateralized by $830,000 of
      United States Treasury Notes, bearing interest
      at 2.63%, due 12/31/2023 and having an
      approximate value of $871,401
      (cost $854,000)................................. $854,000  $    854,000
                                                                 ------------
   TOTAL INVESTMENTS
      (cost $127,020,882)(1)..........................     99.8%  133,451,131
   Other assets less liabilities......................      0.2       294,710
                                                       --------  ------------
   NET ASSETS                                             100.0% $133,745,841
                                                       ========  ============

--------
(1)See Note 5 for cost of investments on a tax basis.
(2)Collateralized Mortgage Obligation
REMIC --Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2019 (see Note 2):

                            Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                            --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
U.S. Government Agencies...          $--            $ 37,286,208             $--           $ 37,286,208
U.S. Government Treasuries.           --              95,310,923              --             95,310,923
Repurchase Agreements......           --                 854,000              --                854,000
                                     ---            ------------             ---           ------------
Total Investments at Value.          $--            $133,451,131             $--           $133,451,131
                                     ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        AIG Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2019 -- (unaudited)

Industry Allocation*

                 Federal National Mtg. Assoc............ 20.2%
                 Registered Investment Companies........  8.5
                 Sovereign..............................  8.3
                 Federal Home Loan Mtg. Corp............  6.4
                 Diversified Financial Services.........  3.4
                 Diversified Banking Institutions.......  2.9
                 Cable/Satellite TV.....................  2.2
                 Real Estate Investment Trusts..........  1.9
                 Cellular Telecom.......................  1.8
                 Oil Companies-Exploration & Production.  1.8
                 Pipelines..............................  1.6
                 Electric-Integrated....................  1.5
                 Banks-Commercial.......................  1.4
                 Telephone-Integrated...................  1.3
                 Government National Mtg. Assoc.........  1.3
                 United States Treasury Notes...........  1.3
                 United States Treasury Bonds...........  1.0
                 Oil Companies-Integrated...............  0.9
                 Medical-Drugs..........................  0.9
                 Containers-Metal/Glass.................  0.8
                 Television.............................  0.7
                 Electric-Distribution..................  0.7
                 Satellite Telecom......................  0.6
                 Enterprise Software/Service............  0.6
                 Finance-Consumer Loans.................  0.6
                 Auto-Cars/Light Trucks.................  0.6
                 Electric-Generation....................  0.6
                 Banks-Super Regional...................  0.6
                 Food-Misc./Diversified.................  0.5
                 Medical-Hospitals......................  0.5
                 Retail-Restaurants.....................  0.5
                 Cosmetics & Toiletries.................  0.5
                 Security Services......................  0.4
                 Computers..............................  0.4
                 Chemicals-Diversified..................  0.4
                 Distribution/Wholesale.................  0.4
                 Oil-Field Services.....................  0.4
                 Rental Auto/Equipment..................  0.4
                 Medical-HMO............................  0.4
                 Batteries/Battery Systems..............  0.4
                 Insurance-Property/Casualty............  0.4
                 Applications Software..................  0.4
                 Metal-Copper...........................  0.4
                 Internet Content-Entertainment.........  0.4
                 Containers-Paper/Plastic...............  0.3
                 Paper & Related Products...............  0.3
                 Machinery-Farming......................  0.3
                 Diversified Minerals...................  0.3
                 Insurance-Life/Health..................  0.3
                 Metal-Iron.............................  0.3
                 Real Estate Operations & Development...  0.3
                 Machinery-Construction & Mining........  0.3
                 Multimedia.............................  0.3
                 Radio..................................  0.3
                 Dialysis Centers.......................  0.3
                 Commercial Services....................  0.3
                 Computers-Integrated Systems...........  0.3
                 Theaters...............................  0.3
                 Electronic Parts Distribution..........  0.3
                 Food-Retail............................  0.3


                  Disposable Medical Products............ 0.3%
                  Energy-Alternate Sources............... 0.3
                  U.S. Government Treasuries............. 0.3
                  Diversified Manufacturing Operations... 0.3
                  Medical Labs & Testing Services........ 0.3
                  Building & Construction-Misc........... 0.2
                  Retail-Petroleum Products.............. 0.2
                  E-Commerce/Services.................... 0.2
                  Diagnostic Equipment................... 0.2
                  Pharmacy Services...................... 0.2
                  Electronic Components-Semiconductors... 0.2
                  Finance-Credit Card.................... 0.2
                  Food-Meat Products..................... 0.2
                  Building & Construction Products-Misc.. 0.2
                  Transport-Rail......................... 0.2
                  Computer Services...................... 0.2
                  Casino Services........................ 0.2
                  Savings & Loans/Thrifts................ 0.2
                  Finance-Mortgage Loan/Banker........... 0.2
                  Agricultural Chemicals................. 0.2
                  Finance-Leasing Companies.............. 0.2
                  Independent Power Producers............ 0.2
                  Airport Development/Maintenance........ 0.2
                  Chemicals-Specialty.................... 0.2
                  Auction Houses/Art Dealers............. 0.2
                  Gambling (Non-Hotel)................... 0.2
                  Computer Software...................... 0.2
                  Gas-Distribution....................... 0.2
                  Metal-Diversified...................... 0.2
                  Banks-Money Center..................... 0.2
                  Insurance Brokers...................... 0.2
                  Consumer Products-Misc................. 0.2
                  Transport-Marine....................... 0.2
                  Steel-Producers........................ 0.2
                  Brewery................................ 0.2
                  Hazardous Waste Disposal............... 0.2
                  Machinery-General Industrial........... 0.2
                  Finance-Investment Banker/Broker....... 0.1
                  Building-Heavy Construction............ 0.1
                  Auto/Truck Parts & Equipment-Original.. 0.1
                  Banks-Export/Import.................... 0.1
                  Auto-Heavy Duty Trucks................. 0.1
                  Retail-Appliances...................... 0.1
                  Data Processing/Management............. 0.1
                  Chemicals-Plastics..................... 0.1
                  Aerospace/Defense-Equipment............ 0.1
                  Internet Connectivity Services......... 0.1
                  Trucking/Leasing....................... 0.1
                  Finance-Auto Loans..................... 0.1
                  Food-Dairy Products.................... 0.1
                  Poultry................................ 0.1
                  Metal Processors & Fabrication......... 0.1
                  Coal................................... 0.1
                  Beverages-Non-alcoholic................ 0.1
                  Broadcast Services/Program............. 0.1
                  Building Societies..................... 0.1
                  Investment Companies................... 0.1
                  Medical-Generic Drugs.................. 0.1
                  Oil Field Machinery & Equipment........ 0.1
                  Medical Products....................... 0.1

        AIG Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2019 -- (unaudited) (continued)

Industry Allocation* (continued)

                   Computers-Memory Devices............  0.1%
                   Medical Instruments.................  0.1
                   Aerospace/Defense...................  0.1
                   Commercial Services-Finance.........  0.1
                   Hotels/Motels.......................  0.1
                   Medical-Biomedical/Gene.............  0.1
                   Casino Hotels.......................  0.1
                   Publishing-Periodicals..............  0.1
                   Non-Ferrous Metals..................  0.1
                   Electronic Measurement Instruments..  0.1
                   Auto Repair Centers.................  0.1
                   Retail-Mail Order...................  0.1
                   Telecom Services....................  0.1
                   Transport-Truck.....................  0.1
                   Human Resources.....................  0.1
                   Banks-Special Purpose...............  0.1
                   Building Products-Air & Heating.....  0.1
                   Medical-Wholesale Drug Distribution.  0.1
                   Finance-Commercial..................  0.1
                   Diamonds/Precious Stones............  0.1
                   Platinum............................  0.1
                   Transport-Equipment & Leasing.......  0.1
                   Beverages-Wine/Spirits..............  0.1
                   Retail-Discount.....................  0.1
                   Advertising Agencies................  0.1
                   Soap & Cleaning Preparation.........  0.1
                   Physicians Practice Management......  0.1
                   Quarrying...........................  0.1
                   Publishing-Books....................  0.1
                   Health Care Providers & Services....  0.1
                   Athletic Equipment..................  0.1
                   Internet Financial Services.........  0.1
                   Consulting Services.................  0.1
                   Real Estate Management/Services.....  0.1
                                                        ----
                                                        99.6%
                                                        ====

--------
*Calculated as a percentage of net assets
Credit Quality+#

                               Aaa........  34.8%
                               Aa.........   1.6
                               A..........   7.0
                               Baa........  14.6
                               Ba.........  14.2
                               B..........  17.8
                               Caa........   3.0
                               Not Rated@.   7.0
                                           -----
                                           100.0%
                                           =====

--------
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)

                                                      Principal    Value
                 Security Description                 Amount(17)  (Note 2)
    ASSET BACKED SECURITIES -- 2.9%
    Diversified Financial Services -- 2.9%
      American Express Credit Account Master Trust
       Series 2018-4, Class A
       2.99% due 12/15/2023.......................... $  100,000 $  101,745
      American Express Credit Account Master Trust
       Series 2018-8, Class A
       3.18% due 04/15/2024..........................    167,000    171,231
      Americredit Automobile Receivables Trust
       Series 2019-1, Class A3
       2.97% due 11/20/2023..........................    200,000    202,918
      BA Credit Card Trust
       Series 2019-A1, Class A1
       1.74% due 01/15/2025..........................    200,000    199,306
      BA Credit Card Trust
       Series 2018-A2, Class A2
       3.00% due 09/15/2023..........................    204,000    207,470
      BANK
       Series 2019-BN19, Class A3
       3.18% due 08/15/2061(1).......................    500,000    530,082
      BANK
       Series 2019-BN16, Class A2
       3.93% due 02/15/2052(1).......................    239,000    255,054
      Benchmark Mtg. Trust
       Series 2019-B9, Class AAB
       3.93% due 03/15/2052(1).......................    300,000    328,570
      Benchmark Mtg. Trust VRS
       Series 2018-B7, Class A4
       4.51% due 05/15/2053(1)(2)....................  1,000,000  1,163,617
      BX Commercial Mtg. Trust FRS
       Series 2019-IMC, Class A
       3.03% (1 ML+1.00%)
       due 04/15/2034*(1)............................    400,000    400,251
      Capital One Multi-Asset Execution Trust
       Series 2019-A3, Class A3
       2.06% due 08/15/2028..........................    100,000     99,404
      Capital One Prime Auto Receivables Trust
       Series 2019-2, Class A3
       1.92% due 05/15/2024..........................    100,000    100,062
      CarMax Auto Owner Trust
       Series 2019-2, Class A3
       2.68% due 03/15/2024..........................     65,000     66,049
      CarMax Auto Owner Trust
       Series 2018-4, Class A3
       3.36% due 09/15/2023..........................    200,000    204,626
      Chase Mtg. Finance Corp. VRS
       Series 2016-SH2, Class M2
       3.75% due 12/25/2045*(2)(3)...................    313,848    327,056
      Citibank Credit Card Issuance Trust
       Series 2018-A1, Class A1
       2.49% due 01/20/2023..........................    100,000    100,736
      COMM Mtg. Trust VRS
       Series 2016-787S, Class B
       3.96% due 02/10/2036*(1)(2)...................    132,000    142,048
      Discover Card Execution Note Trust
       Series 2019-A1, Class A1
       3.04% due 07/15/2024..........................    100,000    102,621
      Ford Credit Auto Owner Trust
       Series 2018-2, Class A
       3.47% due 01/15/2030*.........................    100,000    104,676

                                                      Principal    Value
                  Security Description                Amount(17)  (Note 2)
     Diversified Financial Services (continued)
       GM Financial Consumer Automobile Receivables
        Trust
        Series 2019-3, Class A3
        2.18% due 04/16/2024.........................  $ 50,000  $   50,298
       GS Mtg. Securities Trust
        Series 2015-GC28, Class A2
        2.90% due 02/10/2048(1)......................   214,357     214,403
       Honda Auto Receivables Owner Trust
        Series 2019-1, Class A3
        2.83% due 03/20/2023.........................    70,000      71,235
       ILPT Trust
        Series 2019-SURF, Class A
        4.15% due 02/11/2041*(1).....................   590,000     667,952
       JP Morgan Mtg. Trust VRS
        Series 2017-6, Class A6
        3.00% due 12/25/2048*(2)(3)..................   771,188     775,104
       JP Morgan Mtg. Trust VRS
        Series 2018-1, Class A5
        3.50% due 06/25/2048*(2)(3)..................   614,135     621,709
       Mercedes-Benz Auto Lease Trust
        Series 2019-A, Class A4
        3.25% due 10/15/2024.........................    31,000      31,583
       Mercedes-Benz Auto Lease Trust
        Series 2018-B, Class A4
        3.31% due 07/15/2024.........................   321,000     326,767
       Morgan Stanley Capital Barclays Bank Trust
        Series 2016-MART, Class A
        2.20% due 09/13/2031*(1).....................   185,000     184,902
       MTRO Commercial Mtg. Trust FRS
        Series 2019-TECH, Class A
        2.93% (1 ML+0.90%)
        due 12/15/2033*(1)...........................   350,000     350,000
       One Bryant Park Trust
        Series 2019-OBP, Class A
        2.52% due 09/15/2054*(1).....................   390,000     391,962
       Shellpoint Co-Originator Trust VRS
        Series 2017-2, Class A1
        3.50% due 10/25/2047*(2)(3)..................   165,973     167,282
       Toyota Auto Loan Extended Note Trust
        Series 2019-1A, Class A
        2.56% due 11/25/2031*........................   100,000     102,212
       Toyota Auto Receivables Owner Trust
        Series 2018-C, Class A4
        3.13% due 02/15/2024.........................   125,000     128,514
       World Financial Network Credit Card Master
        Trust
        Series 2019-C, Class M
        2.71% due 07/15/2026.........................   100,000      99,920
                                                                 ----------
     Total Asset Backed Securities
        (cost $8,656,512)............................             8,991,365
                                                                 ----------
     U.S. CORPORATE BONDS & NOTES -- 31.4%
     Advertising Agencies -- 0.1%
       Interpublic Group of Cos., Inc.
        Senior Notes
        4.20% due 04/15/2024.........................    78,000      83,653

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                 Principal    Value
                  Security Description           Amount(17)  (Note 2)
          U.S. CORPORATE BONDS & NOTES (continued)
          Advertising Agencies (continued)
            Interpublic Group of Cos., Inc.
             Senior Notes
             5.40% due 10/01/2048...............   $  62,000 $ 73,794
                                                             --------
                                                              157,447
                                                             --------
          Aerospace/Defense -- 0.1%
            BAE Systems Holdings, Inc.
             Company Guar. Notes
             3.85% due 12/15/2025*..............     184,000  193,465
            General Dynamics Corp.
             Company Guar. Notes
             2.88% due 05/11/2020...............     117,000  117,610
                                                             --------
                                                              311,075
                                                             --------
          Aerospace/Defense-Equipment -- 0.1%
            United Technologies Corp.
             Senior Notes
             1.15% due 05/18/2024............... EUR 375,000  425,595
                                                             --------
          Agricultural Chemicals -- 0.0%
            Mosaic Co.
             Senior Notes
             5.63% due 11/15/2043...............      54,000   59,863
                                                             --------
          Airlines -- 0.0%
            Atlas Air, Inc.
             Pass-Through Certs.
             Series 1999-1, Class B
             7.63% due 01/02/2020(4)............      13,147   13,223
                                                             --------
          Applications Software -- 0.3%
            CDK Global, Inc.
             Senior Notes
             5.88% due 06/15/2026...............     266,000  282,958
            Microsoft Corp.
             Senior Notes
             3.13% due 12/06/2028............... EUR 235,000  324,731
            SS&C Technologies, Inc.
             Company Guar. Notes
             5.50% due 09/30/2027*..............     320,000  334,408
                                                             --------
                                                              942,097
                                                             --------
          Auction Houses/Art Dealers -- 0.2%
            BidFair MergeRight, Inc.
             Senior Sec. Notes
             7.38% due 10/15/2027*..............     471,000  479,864
                                                             --------
          Auto-Cars/Light Trucks -- 0.4%
            Daimler Finance North America LLC
             Company Guar. Notes
             2.00% due 07/06/2021*..............      78,000   77,541
            Ford Motor Credit Co. LLC
             Senior Notes
             2.39% due 02/17/2026............... EUR 200,000  219,764
            Ford Motor Credit Co. LLC
             Senior Notes
             3.10% due 05/04/2023...............     218,000  214,002
            Ford Motor Credit Co. LLC
             Senior Notes
             4.54% due 03/06/2025............... GBP 100,000  130,273

                                                 Principal     Value
                 Security Description            Amount(17)   (Note 2)
         Auto-Cars/Light Trucks (continued)
           General Motors Financial Co., Inc.
            Company Guar. Notes
            3.70% due 05/09/2023................   $ 144,000 $  147,322
           Hyundai Capital America
            Senior Notes
            3.40% due 06/20/2024*...............     192,000    195,476
           Nissan Motor Acceptance Corp.
            Senior Notes
            2.65% due 07/13/2022*...............     234,000    235,215
           Toyota Motor Credit Corp.
            Senior Notes
            3.45% due 09/20/2023................     122,000    129,041
                                                             ----------
                                                              1,348,634
                                                             ----------
         Auto-Heavy Duty Trucks -- 0.1%
           Allison Transmission, Inc.
            Senior Notes
            5.00% due 10/01/2024*...............     361,000    368,897
           PACCAR Financial Corp.
            Senior Notes
            2.00% due 09/26/2022................      79,000     79,106
                                                             ----------
                                                                448,003
                                                             ----------
         Auto/Truck Parts & Equipment-Original -- 0.0%
           Lear Corp.
            Senior Notes
            5.25% due 05/15/2049................     113,000    116,233
                                                             ----------
         Banks-Commercial -- 0.5%
           BankUnited, Inc.
            Senior Notes
            4.88% due 11/17/2025................     420,000    458,518
           Citizens Financial Group, Inc.
            Sub. Notes
            4.30% due 12/03/2025................      79,000     84,471
           Regions Financial Corp.
            Sub. Notes
            7.38% due 12/10/2037................     198,000    282,617
           SunTrust Bank
            Senior Notes
            3.20% due 04/01/2024................     294,000    305,637
           SunTrust Bank
            Senior Notes
            3.50% due 08/02/2022................     111,000    113,455
           Webster Financial Corp.
            Senior Notes
            4.10% due 03/25/2029................     191,000    203,975
                                                             ----------
                                                              1,448,673
                                                             ----------
         Banks-Fiduciary -- 0.0%
           Bank of New York Mellon Corp.
            Senior Notes
            1.95% due 08/23/2022................     110,000    110,060
                                                             ----------
         Banks-Super Regional -- 0.5%
           Bank of America NA
            Senior Notes
            3.34% due 01/25/2023................     250,000    256,654
           Wells Fargo & Co.
            Senior Notes
            1.00% due 02/02/2027................ EUR 300,000    340,775

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                  Principal     Value
                 Security Description             Amount(17)   (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Banks-Super Regional (continued)
         Wells Fargo & Co.
          Senior Notes
          3.55% due 09/29/2025...................    $165,000 $  174,384
         Wells Fargo & Co.
          Sub. Notes
          4.65% due 11/04/2044...................     188,000    217,229
         Wells Fargo Bank NA
          Senior Notes
          2.08% due 09/09/2022...................     490,000    488,872
         Wells Fargo Bank NA
          Sub. Notes
          5.25% due 08/01/2023................... GBP 100,000    139,537
                                                              ----------
                                                               1,617,451
                                                              ----------
       Batteries/Battery Systems -- 0.4%
         Energizer Holdings, Inc.
          Company Guar. Notes
          6.38% due 07/15/2026*..................     535,000    573,060
         EnerSys
          Company Guar. Notes
          5.00% due 04/30/2023*..................     605,000    620,125
                                                              ----------
                                                               1,193,185
                                                              ----------
       Beverages-Non-alcoholic -- 0.1%
         Keurig Dr Pepper, Inc.
          Company Guar. Notes
          4.42% due 05/25/2025...................     227,000    247,057
         PepsiCo., Inc.
          Senior Notes
          2.75% due 04/30/2025...................     114,000    118,776
                                                              ----------
                                                                 365,833
                                                              ----------
       Beverages-Wine/Spirits -- 0.1%
         Constellation Brands, Inc.
          Company Guar. Notes
          3.15% due 08/01/2029...................      93,000     94,765
         Constellation Brands, Inc.
          Company Guar. Notes
          5.25% due 11/15/2048...................      60,000     75,121
                                                              ----------
                                                                 169,886
                                                              ----------
       Brewery -- 0.2%
         Anheuser-Busch Cos. LLC/Anheuser-Busch
          InBev Worldwide, Inc.
          Company Guar. Notes
          4.90% due 02/01/2046...................     117,000    139,607
         Anheuser-Busch InBev Worldwide, Inc.
          Company Guar. Notes
          4.60% due 04/15/2048...................      56,000     64,587
         Anheuser-Busch InBev Worldwide, Inc.
          Company Guar. Notes
          5.55% due 01/23/2049...................     198,000    259,126
                                                              ----------
                                                                 463,320
                                                              ----------
       Broadcast Services/Program -- 0.1%
         Fox Corp.
          Senior Notes
          5.48% due 01/25/2039*..................      82,000    100,505

                                                       Principal   Value
                   Security Description                Amount(17) (Note 2)
      Broadcast Services/Program (continued)
        Fox Corp.
         Senior Notes
         5.58% due 01/25/2049*........................  $100,000  $126,545
                                                                  --------
                                                                   227,050
                                                                  --------
      Building & Construction Products-Misc. -- 0.2%
        Fortune Brands Home & Security, Inc.
         Senior Notes
         3.25% due 09/15/2029.........................    78,000    77,467
        Owens Corning
         Senior Notes
         4.30% due 07/15/2047.........................   157,000   142,578
        Standard Industries, Inc.
         Senior Notes
         6.00% due 10/15/2025*........................   450,000   471,807
                                                                  --------
                                                                   691,852
                                                                  --------
      Building & Construction-Misc. -- 0.1%
        Frontdoor, Inc.
         Senior Notes
         6.75% due 08/15/2026*........................   419,000   458,813
                                                                  --------
      Building Products-Cement -- 0.0%
        Martin Marietta Materials, Inc.
         Senior Notes
         3.50% due 12/15/2027.........................   121,000   124,166
                                                                  --------
      Building-Heavy Construction -- 0.1%
        Tutor Perini Corp.
         Company Guar. Notes
         6.88% due 05/01/2025*........................   423,000   410,310
                                                                  --------
      Building-Residential/Commercial -- 0.0%
        Toll Brothers Finance Corp.
         Company Guar. Notes
         4.35% due 02/15/2028.........................   136,000   140,420
                                                                  --------
      Cable/Satellite TV -- 1.5%
        Block Communications, Inc.
         Senior Notes
         6.88% due 02/15/2025*........................   462,000   481,635
        CCO Holdings LLC/CCO Holdings Capital Corp.
         Senior Notes
         5.00% due 02/01/2028*........................   203,000   209,851
        CCO Holdings LLC/CCO Holdings Capital Corp.
         Senior Notes
         5.38% due 05/01/2025*........................   300,000   311,250
        CCO Holdings LLC/CCO Holdings Capital Corp.
         Senior Notes
         5.38% due 06/01/2029*........................   315,000   335,475
        CCO Holdings LLC/CCO Holdings Capital Corp.
         Senior Notes
         5.88% due 04/01/2024*........................   150,000   156,519
        Charter Communications Operating LLC/Charter
         Communications Operating Capital FRS
         Senior Sec. Notes
         3.90% (3 ML+1.65%)
         due 02/01/2024...............................   410,000   420,195

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                       Principal    Value
                  Security Description                 Amount(17)  (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Cable/Satellite TV (continued)
      Charter Communications Operating LLC/Charter
       Communications Operating Capital
       Senior Sec. Notes
       5.05% due 03/30/2029........................... $  102,000 $  114,115
      Charter Communications Operating LLC/Charter
       Communications Operating Capital
       Senior Sec. Notes
       5.38% due 04/01/2038...........................     20,000     22,341
      Charter Communications Operating LLC/Charter
       Communications Operating Capital
       Senior Sec. Notes
       6.38% due 10/23/2035...........................     64,000     77,493
      Comcast Corp.
       Company Guar. Notes
       3.15% due 03/01/2026...........................    185,000    193,711
      Comcast Corp.
       Company Guar. Notes
       3.90% due 03/01/2038...........................     49,000     54,109
      Comcast Corp.
       Company Guar. Notes
       3.97% due 11/01/2047...........................     43,000     47,223
      Comcast Corp.
       Company Guar. Notes
       4.60% due 10/15/2038...........................    142,000    169,633
      CSC Holdings LLC
       Senior Notes
       5.25% due 06/01/2024...........................    775,000    833,125
      CSC Holdings LLC
       Company Guar. Notes
       5.50% due 04/15/2027*..........................  1,320,000  1,395,755
                                                                  ----------
                                                                   4,822,430
                                                                  ----------
    Casino Services -- 0.2%
      Eldorado Resorts, Inc.
       Company Guar. Notes
       6.00% due 09/15/2026...........................    510,000    558,450
                                                                  ----------
    Cellular Telecom -- 0.9%
      Sprint Corp.
       Company Guar. Notes
       7.88% due 09/15/2023...........................  2,227,000  2,446,271
      Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
       LLC/Sprint Spectrum Co. III LLC
       Senior Sec. Notes
       4.74% due 09/20/2029*..........................    213,000    226,421
      T-Mobile USA, Inc.
       Company Guar. Notes
       6.38% due 03/01/2025...........................    200,000    207,192
                                                                  ----------
                                                                   2,879,884
                                                                  ----------
    Chemicals-Diversified -- 0.2%
      Dow Chemical Co.
       Senior Notes
       5.55% due 11/30/2048*..........................    100,000    121,303

                                                     Principal    Value
                  Security Description               Amount(17)  (Note 2)
       Chemicals-Diversified (continued)
         DowDuPont, Inc.
          Senior Notes
          5.32% due 11/15/2038......................    $  3,000 $  3,662
         Eastman Chemical Co.
          Senior Notes
          1.50% due 05/26/2023...................... EUR 175,000  200,662
         FMC Corp.
          Senior Notes
          3.45% due 10/01/2029......................      85,000   86,357
         LYB International Finance III LLC
          Company Guar. Notes
          4.20% due 10/15/2049......................      83,000   82,226
         Westlake Chemical Corp.
          Senior Notes
          1.63% due 07/17/2029...................... EUR 155,000  173,227
                                                                 --------
                                                                  667,437
                                                                 --------
       Chemicals-Plastics -- 0.1%
         Neon Holdings, Inc.
          Senior Sec. Notes
          10.13% due 04/01/2026*....................     428,000  431,210
                                                                 --------
       Chemicals-Specialty -- 0.1%
         Ecolab, Inc.
          Senior Notes
          2.38% due 08/10/2022......................     134,000  135,155
         Huntsman International LLC
          Senior Notes
          4.50% due 05/01/2029......................      76,000   79,903
         Lubrizol Corp.
          Company Guar. Notes
          6.50% due 10/01/2034......................     107,000  152,352
                                                                 --------
                                                                  367,410
                                                                 --------
       Coal -- 0.1%
         SunCoke Energy Partners LP/SunCoke Energy
          Partners Finance Corp.
          Company Guar. Notes
          7.50% due 06/15/2025*.....................     412,000  366,680
                                                                 --------
       Coatings/Paint -- 0.0%
         Sherwin-Williams Co.
          Senior Notes
          2.95% due 08/15/2029......................      93,000   93,176
                                                                 --------
       Commercial Services -- 0.3%
         Harsco Corp.
          Company Guar. Notes
          5.75% due 07/31/2027*.....................     297,000  309,266
         Nielsen Finance LLC/Nielsen Finance Co.
          Company Guar. Notes
          5.00% due 04/15/2022*.....................     535,000  536,498
                                                                 --------
                                                                  845,764
                                                                 --------
       Commercial Services-Finance -- 0.0%
         PayPal Holdings, Inc.
          Senior Notes
          2.85% due 10/01/2029......................      56,000   56,348
                                                                 --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                  Principal    Value
                 Security Description             Amount(17)  (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Computer Services -- 0.2%
          IBM Credit LLC
           Senior Notes
           3.00% due 02/06/2023..................  $533,000  $  548,292
                                                             ----------
        Computer Software -- 0.1%
          Rackspace Hosting, Inc.
           Company Guar. Notes
           8.63% due 11/15/2024*.................   305,000     280,570
                                                             ----------
        Computers -- 0.4%
          Apple, Inc.
           Senior Notes
           2.05% due 09/11/2026..................    99,000      97,868
          Apple, Inc.
           Senior Notes
           2.85% due 05/06/2021..................   114,000     115,783
          Dell International LLC/EMC Corp.
           Senior Sec. Notes
           6.02% due 06/15/2026*.................   835,000     939,023
          Dell International LLC/EMC Corp.
           Senior Sec. Notes
           8.10% due 07/15/2036*.................    84,000     107,147
          Hewlett Packard Enterprise Co.
           Senior Notes
           6.20% due 10/15/2035..................    53,000      62,880
                                                             ----------
                                                              1,322,701
                                                             ----------
        Computers-Integrated Systems -- 0.3%
          Diebold Nixdorf, Inc.
           Company Guar. Notes
           8.50% due 04/15/2024..................   522,000     490,680
          NCR Corp.
           Company Guar. Notes
           6.13% due 09/01/2029*.................   325,000     342,566
                                                             ----------
                                                                833,246
                                                             ----------
        Consumer Products-Misc. -- 0.2%
          Central Garden & Pet Co.
           Company Guar. Notes
           5.13% due 02/01/2028..................   475,000     484,500
                                                             ----------
        Containers-Metal/Glass -- 0.5%
          Crown Cork & Seal Co., Inc.
           Company Guar. Notes
           7.38% due 12/15/2026..................   324,000     393,660
          Owens-Brockway Glass Container, Inc.
           Company Guar. Notes
           5.38% due 01/15/2025*.................   526,000     539,150
          Silgan Holdings, Inc.
           Senior Notes
           4.75% due 03/15/2025..................   600,000     613,500
                                                             ----------
                                                              1,546,310
                                                             ----------
        Containers-Paper/Plastic -- 0.2%
          Sealed Air Corp.
           Company Guar. Notes
           5.13% due 12/01/2024*.................   501,000     536,070
                                                             ----------

                                                Principal     Value
                 Security Description           Amount(17)   (Note 2)
          Cosmetics & Toiletries -- 0.4%
            Coty, Inc.
             Company Guar. Notes
             6.50% due 04/15/2026*.............   $ 625,000 $  606,250
            First Quality Finance Co., Inc.
             Company Guar. Notes
             5.00% due 07/01/2025*.............     548,000    566,511
                                                            ----------
                                                             1,172,761
                                                            ----------
          Data Processing/Management -- 0.1%
            Fiserv, Inc.
             Senior Notes
             1.63% due 07/01/2030.............. EUR 135,000    158,205
            Fiserv, Inc.
             Senior Notes
             4.40% due 07/01/2049..............     123,000    137,246
                                                            ----------
                                                               295,451
                                                            ----------
          Diagnostic Equipment -- 0.1%
            Thermo Fisher Scientific, Inc.
             Senior Notes
             1.88% due 10/01/2049.............. EUR 350,000    381,505
                                                            ----------
          Dialysis Centers -- 0.3%
            DaVita HealthCare Partners, Inc.
             Company Guar. Notes
             5.00% due 05/01/2025..............     250,000    249,017
            DaVita HealthCare Partners, Inc.
             Company Guar. Notes
             5.13% due 07/15/2024..............     600,000    609,750
                                                            ----------
                                                               858,767
                                                            ----------
          Distribution/Wholesale -- 0.3%
            Anixter, Inc.
             Company Guar. Notes
             6.00% due 12/01/2025..............     296,000    327,080
            H&E Equipment Services, Inc.
             Company Guar. Notes
             5.63% due 09/01/2025..............     643,000    661,904
                                                            ----------
                                                               988,984
                                                            ----------
          Diversified Banking Institutions -- 1.4%
            Bank of America Corp.
             Senior Notes
             0.75% due 07/26/2023.............. EUR 225,000    251,575
            Bank of America Corp.
             Senior Notes
             2.38% due 06/19/2024.............. EUR 300,000    361,747
            Bank of America Corp.
             Senior Notes
             3.71% due 04/24/2028..............     148,000    157,410
            Bank of America Corp.
             Senior Notes
             3.86% due 07/23/2024..............     114,000    120,090
            Bank of America Corp.
             Sub. Notes
             4.18% due 11/25/2027..............     312,000    336,809
            Citigroup, Inc.
             Senior Notes
             2.75% due 01/24/2024.............. GBP 100,000    129,208

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                              Principal     Value
                 Security Description         Amount(17)   (Note 2)
           U.S. CORPORATE BONDS & NOTES (continued)
           Diversified Banking Institutions (continued)
             Citigroup, Inc.
              Senior Notes
              3.67% due 07/24/2028...........   $ 185,000 $  195,850
             Citigroup, Inc.
              Senior Notes
              3.98% due 03/20/2030...........      84,000     91,339
             Citigroup, Inc.
              Sub. Notes
              4.45% due 09/29/2027...........     252,000    274,951
             Citigroup, Inc.
              Sub. Notes
              5.88% due 02/22/2033...........     119,000    146,757
             Citigroup, Inc.
              Sub. Notes
              6.00% due 10/31/2033...........      54,000     67,497
             Goldman Sachs Group, Inc.
              Senior Notes
              2.35% due 11/15/2021...........     218,000    218,229
             Goldman Sachs Group, Inc.
              Senior Notes
              3.13% due 07/25/2029........... GBP 100,000    133,549
             Goldman Sachs Group, Inc. FRS
              Senior Notes
              3.33% (3 ML+1.17%)
              due 11/15/2021.................     436,000    439,342
             Goldman Sachs Group, Inc.
              Senior Notes
              3.69% due 06/05/2028...........      87,000     91,256
             Goldman Sachs Group, Inc.
              Sub. Notes
              4.25% due 10/21/2025...........     129,000    138,043
             Goldman Sachs Group, Inc.
              Sub. Notes
              6.75% due 10/01/2037...........     131,000    176,835
             JPMorgan Chase & Co.
              Senior Notes
              2.74% due 10/15/2030...........     176,000    174,764
             JPMorgan Chase & Co.
              Senior Notes
              3.21% due 04/01/2023...........     327,000    334,968
             Morgan Stanley
              Senior Notes
              3.63% due 01/20/2027...........     298,000    315,535
             Morgan Stanley
              Senior Notes
              5.50% due 07/24/2020...........     294,000    301,921
                                                          ----------
                                                           4,457,675
                                                          ----------
           Diversified Financial Services -- 0.1%
             USAA Capital Corp.
              Senior Notes
              2.63% due 06/01/2021*..........     152,000    153,615
                                                          ----------
           Diversified Manufacturing Operations -- 0.2%
             General Electric Co.
              Senior Notes
              1.25% due 05/26/2023........... EUR 200,000    222,252

                                                  Principal     Value
                 Security Description             Amount(17)   (Note 2)
        Diversified Manufacturing Operations (continued)
          Illinois Tool Works, Inc.
           Senior Notes
           0.63% due 12/05/2027.................. EUR 165,000 $  184,559
          Illinois Tool Works, Inc.
           Senior Notes
           3.50% due 03/01/2024..................      96,000    101,643
                                                              ----------
                                                                 508,454
                                                              ----------
        E-Commerce/Products -- 0.0%
          Amazon.com, Inc.
           Senior Notes
           4.80% due 12/05/2034..................      65,000     81,325
                                                              ----------
        E-Commerce/Services -- 0.2%
          Expedia Group, Inc.
           Company Guar. Notes
           3.25% due 02/15/2030*.................      79,000     78,775
          GrubHub Holdings, Inc.
           Company Guar. Notes
           5.50% due 07/01/2027*.................     602,000    614,220
                                                              ----------
                                                                 692,995
                                                              ----------
        Electric Products-Misc. -- 0.0%
          Emerson Electric Co.
           Senior Notes
           0.38% due 05/22/2024.................. EUR 100,000    110,379
                                                              ----------
        Electric-Distribution -- 0.4%
          CenterPoint Energy, Inc.
           Senior Notes
           2.95% due 03/01/2030..................      85,000     84,686
          National Rural Utilities Cooperative
           Finance Corp.
           Collateral Trust Bonds
           2.85% due 01/27/2025..................     116,000    119,556
          NextEra Energy Operating Partners LP
           Company Guar. Notes
           4.25% due 07/15/2024*.................     425,000    437,750
          Oglethorpe Power Corp.
           1st Mtg. Notes
           5.05% due 10/01/2048..................     226,000    273,454
          Sempra Energy
           Senior Notes
           3.40% due 02/01/2028..................     165,000    170,438
                                                              ----------
                                                               1,085,884
                                                              ----------
        Electric-Generation -- 0.2%
          Basin Electric Power Cooperative
           1st Mtg. Notes
           4.75% due 04/26/2047*.................      43,000     50,138
          Emera US Finance LP
           Company Guar. Notes
           4.75% due 06/15/2046..................     114,000    131,943
          Vistra Operations Co. LLC
           Company Guar. Notes
           5.00% due 07/31/2027*.................     425,000    437,614
                                                              ----------
                                                                 619,695
                                                              ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                      Principal   Value
                   Security Description               Amount(17) (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Electric-Integrated -- 1.0%
         AEP Texas, Inc.
          Senior Notes
          4.15% due 05/01/2049.......................  $ 45,000  $ 51,781
         Ameren Corp.
          Senior Notes
          2.50% due 09/15/2024.......................    85,000    85,422
         Black Hills Corp.
          Senior Notes
          3.88% due 10/15/2049.......................    67,000    67,651
         Consolidated Edison Co. of New York, Inc.
          Senior Notes
          4.45% due 06/15/2020.......................   132,000   134,260
         Dominion Resources, Inc.
          Senior Notes
          5.25% due 08/01/2033.......................   182,000   220,409
         DPL, Inc.
          Senior Notes
          4.35% due 04/15/2029*......................    37,000    36,547
         DTE Electric Co.
          General Refunding Mtg.
          3.95% due 03/01/2049.......................   202,000   231,476
         DTE Energy Co.
          Senior Notes
          3.40% due 06/15/2029.......................    79,000    82,330
         Duke Energy Progress LLC
          1st Mtg. Notes
          2.80% due 05/15/2022.......................    82,000    83,554
         Edison International
          Senior Notes
          4.13% due 03/15/2028.......................   115,000   117,924
         Entergy Texas, Inc.
          1st Mtg. Notes
          3.55% due 09/30/2049.......................    60,000    62,390
         Entergy Texas, Inc.
          1st Mtg. Notes
          4.50% due 03/30/2039.......................   206,000   242,522
         FirstEnergy Corp.
          Senior Notes
          7.38% due 11/15/2031.......................   245,000   346,652
         Georgia Power Co.
          Senior Notes
          2.00% due 09/08/2020.......................   118,000   117,862
         Interstate Power & Light Co.
          Senior Notes
          3.50% due 09/30/2049.......................    83,000    83,403
         Mississippi Power Co.
          Senior Notes
          4.25% due 03/15/2042.......................   137,000   148,330
         PECO Energy Co.
          1st Mtg. Bonds
          3.00% due 09/15/2049.......................    90,000    88,045
         Public Service Co. of Colorado
          1st Mtg. Bonds
          3.70% due 06/15/2028.......................   148,000   163,501
         Public Service Co. of Colorado
          1st Mtg. Bonds
          4.10% due 06/15/2048.......................    97,000   113,298

                                                  Principal    Value
                  Security Description            Amount(17)  (Note 2)
         Electric-Integrated (continued)
           South Carolina Electric & Gas Co.
            1st Mtg. Bonds
            5.10% due 06/01/2065.................  $183,000  $  243,186
           Talen Energy Supply LLC
            Senior Sec. Notes
            6.63% due 01/15/2028*................   165,000     162,113
           Talen Energy Supply LLC
            Senior Sec. Notes
            7.25% due 05/15/2027*................   175,000     177,853
                                                             ----------
                                                              3,060,509
                                                             ----------
         Electric-Transmission -- 0.0%
           AEP Transmission Co. LLC
            Senior Notes
            3.15% due 09/15/2049.................    59,000      58,039
                                                             ----------
         Electronic Components-Semiconductors -- 0.2%
           Amkor Technology, Inc.
            Senior Notes
            6.63% due 09/15/2027*................   438,000     477,420
           Texas Instruments, Inc.
            Senior Notes
            2.25% due 09/04/2029.................    56,000      55,131
                                                             ----------
                                                                532,551
                                                             ----------
         Electronic Measurement Instruments -- 0.1%
           Trimble, Inc.
            Senior Notes
            4.75% due 12/01/2024.................    12,000      12,880
           Trimble, Inc.
            Senior Notes
            4.90% due 06/15/2028.................   213,000     231,101
                                                             ----------
                                                                243,981
                                                             ----------
         Electronic Parts Distribution -- 0.3%
           Arrow Electronics, Inc.
            Senior Notes
            4.00% due 04/01/2025.................    74,000      77,134
           Ingram Micro, Inc.
            Senior Notes
            5.45% due 12/15/2024.................   722,000     747,960
                                                             ----------
                                                                825,094
                                                             ----------
         Energy-Alternate Sources -- 0.3%
           Hanwha Energy USA Holdings Corp.
            Company Guar. Notes
            2.38% due 07/30/2022*................   204,000     204,274
           Pattern Energy Group, Inc.
            Company Guar. Notes
            5.88% due 02/01/2024*................   555,000     568,181
                                                             ----------
                                                                772,455
                                                             ----------
         Enterprise Software/Service -- 0.2%
           Donnelley Financial Solutions, Inc.
            Company Guar. Notes
            8.25% due 10/15/2024.................   453,000     469,987
           Oracle Corp.
            Senior Notes
            2.95% due 11/15/2024.................   226,000     234,262
                                                             ----------
                                                                704,249
                                                             ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                Principal    Value
                  Security Description          Amount(17)  (Note 2)
           U.S. CORPORATE BONDS & NOTES (continued)
           Finance-Auto Loans -- 0.1%
             Credit Acceptance Corp.
              Company Guar. Notes
              6.63% due 03/15/2026*............  $373,000  $  399,110
                                                           ----------
           Finance-Consumer Loans -- 0.6%
             Enova International, Inc.
              Company Guar. Notes
              8.50% due 09/01/2024*............   638,000     594,935
             SLM Corp.
              Senior Notes
              5.63% due 08/01/2033.............   533,000     450,054
             Springleaf Finance Corp.
              Company Guar. Notes
              6.88% due 03/15/2025.............   425,000     468,297
             Synchrony Financial
              Senior Notes
              2.85% due 07/25/2022.............    51,000      51,429
             Synchrony Financial
              Senior Notes
              4.25% due 08/15/2024.............   280,000     295,143
             Synchrony Financial
              Senior Notes
              4.50% due 07/23/2025.............    74,000      78,972
                                                           ----------
                                                            1,938,830
                                                           ----------
           Finance-Credit Card -- 0.2%
             American Express Co.
              Senior Notes
              3.40% due 02/22/2024.............    93,000      97,263
             American Express Co.
              Senior Notes
              4.20% due 11/06/2025.............    74,000      81,321
             Capital One Financial Corp. FRS
              Senior Notes
              3.05% (3 ML+0.95%)
              due 03/09/2022...................   435,000     438,340
                                                           ----------
                                                              616,924
                                                           ----------
           Finance-Investment Banker/Broker -- 0.1%
             Lehman Brothers Holdings, Inc.
              Escrow Notes
              6.75% due 12/28/2017+(4).........   280,000          28
             Lehman Brothers Holdings, Inc.
              Escrow Notes
              7.50% due 05/11/2038+(4).........   361,000          36
             LPL Holdings, Inc.
              Company Guar. Notes
              5.75% due 09/15/2025*............   386,000     401,440
                                                           ----------
                                                              401,504
                                                           ----------
           Finance-Mortgage Loan/Banker -- 0.2%
             Quicken Loans, Inc.
              Company Guar. Notes
              5.75% due 05/01/2025*............   650,000     670,312
                                                           ----------
           Food-Meat Products -- 0.0%
             Smithfield Foods, Inc.
              Senior Notes
              2.65% due 10/03/2021*............    87,000      86,167

                                                  Principal    Value
                 Security Description             Amount(17)  (Note 2)
        Food-Meat Products (continued)
          Smithfield Foods, Inc.
           Senior Notes
           5.20% due 04/01/2029*.................  $ 41,000  $   45,121
                                                             ----------
                                                                131,288
                                                             ----------
        Food-Misc./Diversified -- 0.5%
          Conagra Brands, Inc.
           Senior Notes
           5.40% due 11/01/2048..................   142,000     168,461
          Conagra Brands, Inc.
           Senior Notes
           7.00% due 10/01/2028..................   117,000     147,138
          General Mills, Inc.
           Senior Notes
           4.55% due 04/17/2038..................    53,000      60,321
          General Mills, Inc.
           Senior Notes
           4.70% due 04/17/2048..................   100,000     117,026
          Kraft Heinz Foods Co.
           Company Guar. Notes
           4.63% due 10/01/2039*.................    60,000      60,311
          Kraft Heinz Foods Co.
           Sec. Notes
           4.88% due 02/15/2025*.................   132,000     135,891
          Lamb Weston Holdings, Inc.
           Company Guar. Notes
           4.63% due 11/01/2024*.................   420,000     442,008
          Nestle Holdings, Inc.
           Company Guar. Notes
           3.50% due 09/24/2025*.................   152,000     163,120
          Post Holdings, Inc.
           Company Guar. Notes
           5.50% due 03/01/2025*.................   330,000     345,675
                                                             ----------
                                                              1,639,951
                                                             ----------
        Food-Retail -- 0.3%
          Albertsons Cos. LLC/Safeway, Inc./New
           Albertsons LP/Albertson's LLC
           Company Guar. Notes
           5.75% due 03/15/2025..................   391,000     402,085
          Albertsons Cos. LLC/Safeway, Inc./New
           Albertsons LP/Albertson's LLC
           Company Guar. Notes
           5.88% due 02/15/2028*.................   308,000     325,999
          Kroger Co.
           Senior Notes
           4.65% due 01/15/2048..................    82,000      87,754
                                                             ----------
                                                                815,838
                                                             ----------
        Gambling (Non-Hotel) -- 0.1%
          Twin River Worldwide Holdings, Inc.
           Senior Notes
           6.75% due 06/01/2027*.................   240,000     252,000
          Waterford Gaming LLC/Waterford Gaming
           Financial Corp.
           Escrow Notes
           8.63% due 09/15/2014+*(4).............   478,062      28,923
                                                             ----------
                                                                280,923
                                                             ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                Principal   Value
                   Security Description         Amount(17) (Note 2)
             U.S. CORPORATE BONDS & NOTES (continued)
             Gas-Distribution -- 0.1%
               NiSource, Inc.
                Senior Notes
                2.95% due 09/01/2029...........  $130,000  $130,704
               NiSource, Inc.
                Senior Notes
                5.65% due 02/01/2045...........    66,000    85,052
               Washington Gas Light Co.
                Senior Notes
                3.65% due 09/15/2049...........   119,000   121,737
                                                           --------
                                                            337,493
                                                           --------
             Gold Mining -- 0.0%
               Newmont Goldcorp Corp.
                Senior Notes
                2.80% due 10/01/2029...........    96,000    94,875
                                                           --------
             Hazardous Waste Disposal -- 0.1%
               Clean Harbors, Inc.
                Senior Notes
                4.88% due 07/15/2027*..........   261,000   272,419
                                                           --------
             Hotels/Motels -- 0.1%
               Wyndham Worldwide Corp.
                Senior Sec. Notes
                5.75% due 04/01/2027...........   271,000   292,680
                                                           --------
             Independent Power Producers -- 0.2%
               Clearway Energy Operating LLC
                Company Guar. Notes
                5.75% due 10/15/2025*..........   395,000   415,737
               NRG Yield Operating LLC
                Company Guar. Notes
                5.00% due 09/15/2026...........   233,000   238,243
                                                           --------
                                                            653,980
                                                           --------
             Insurance Brokers -- 0.1%
               Marsh & McLennan Cos., Inc.
                Senior Notes
                3.50% due 12/29/2020...........    61,000    61,974
               Willis North America, Inc.
                Company Guar. Notes
                3.88% due 09/15/2049...........    81,000    79,219
               Willis North America, Inc.
                Company Guar. Notes
                5.05% due 09/15/2048...........    77,000    89,950
                                                           --------
                                                            231,143
                                                           --------
             Insurance-Life/Health -- 0.1%
               Brighthouse Financial, Inc.
                Senior Notes
                4.70% due 06/22/2047...........    94,000    83,858
               Prudential Financial, Inc.
                Senior Notes
                3.70% due 03/13/2051...........   172,000   178,077
               Unum Group
                Senior Notes
                4.50% due 12/15/2049...........   117,000   112,862
                                                           --------
                                                            374,797
                                                           --------

                                                    Principal     Value
                 Security Description               Amount(17)   (Note 2)
      Insurance-Multi-line -- 0.0%
        Assurant, Inc.
         Senior Notes
         3.70% due 02/22/2030......................   $  67,000 $   67,079
        Assurant, Inc.
         Senior Notes
         6.75% due 02/15/2034......................      14,000     17,207
                                                                ----------
                                                                    84,286
                                                                ----------
      Insurance-Property/Casualty -- 0.2%
        ACE INA Holdings, Inc.
         Company Guar. Notes
         2.88% due 11/03/2022......................      83,000     85,079
        AmWINS Group, Inc.
         Company Guar. Notes
         7.75% due 07/01/2026*.....................     370,000    397,750
        Chubb INA Holdings, Inc.
         Company Guar. Notes
         2.50% due 03/15/2038...................... EUR 150,000    199,829
                                                                ----------
                                                                   682,658
                                                                ----------
      Internet Connectivity Services -- 0.1%
        Cogent Communications Group, Inc.
         Senior Sec. Notes
         5.38% due 03/01/2022*.....................     407,000    423,280
                                                                ----------
      Internet Content-Entertainment -- 0.4%
        Netflix, Inc.
         Senior Notes
         4.38% due 11/15/2026......................     561,000    568,321
        Netflix, Inc.
         Senior Notes
         5.88% due 02/15/2025......................     476,000    522,715
                                                                ----------
                                                                 1,091,036
                                                                ----------
      Investment Companies -- 0.1%
        FS Energy & Power Fund
         Senior Sec. Notes
         7.50% due 08/15/2023*.....................     347,000    350,470
                                                                ----------
      Investment Management/Advisor Services -- 0.0%
        Ameriprise Financial, Inc.
         Senior Notes
         3.00% due 03/22/2022......................     109,000    111,021
                                                                ----------
      Machinery-Construction & Mining -- 0.3%
        Caterpillar Financial Services Corp. FRS
         Senior Notes
         2.38% (3 ML+0.28%)
         due 09/07/2021............................     310,000    309,945
        Caterpillar Financial Services Corp.
         Senior Notes
         2.55% due 11/29/2022......................      82,000     83,438
        Caterpillar Financial Services Corp.
         Senior Notes
         3.15% due 09/07/2021......................      66,000     67,365
        Caterpillar Financial Services Corp.
         Senior Notes
         3.45% due 05/15/2023......................     106,000    111,182

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                   Principal   Value
                  Security Description             Amount(17) (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Machinery-Construction & Mining (continued)
           Terex Corp.
            Company Guar. Notes
            5.63% due 02/01/2025*.................  $350,000  $359,188
                                                              --------
                                                               931,118
                                                              --------
         Machinery-Electrical -- 0.0%
           ABB Finance USA, Inc.
            Company Guar. Notes
            3.38% due 04/03/2023..................   139,000   144,943
                                                              --------
         Machinery-Farming -- 0.2%
           CNH Industrial Capital LLC
            Company Guar. Notes
            4.20% due 01/15/2024..................   208,000   219,482
           John Deere Capital Corp.
            Senior Notes
            2.80% due 07/18/2029..................    83,000    85,222
           John Deere Capital Corp.
            Senior Notes
            2.95% due 04/01/2022..................   186,000   190,619
           John Deere Capital Corp.
            Senior Notes
            3.45% due 01/10/2024..................   113,000   119,054
           John Deere Capital Corp.
            Senior Notes
            3.65% due 10/12/2023..................    67,000    71,382
                                                              --------
                                                               685,759
                                                              --------
         Machinery-General Industrial -- 0.1%
           Roper Technologies, Inc.
            Senior Notes
            2.95% due 09/15/2029..................    55,000    55,133
           Roper Technologies, Inc.
            Senior Notes
            4.20% due 09/15/2028..................   118,000   129,589
                                                              --------
                                                               184,722
                                                              --------
         Medical Labs & Testing Services -- 0.2%
           Catalent Pharma Solutions, Inc.
            Company Guar. Notes
            5.00% due 07/15/2027*.................   216,000   224,100
           Laboratory Corp. of America Holdings
            Senior Notes
            3.25% due 09/01/2024..................   240,000   248,592
           Laboratory Corp. of America Holdings
            Senior Notes
            4.70% due 02/01/2045..................    61,000    67,921
                                                              --------
                                                               540,613
                                                              --------
         Medical Products -- 0.1%
           Hologic, Inc.
            Company Guar. Notes
            4.38% due 10/15/2025*.................   325,000   333,125
                                                              --------
         Medical-Biomedical/Gene -- 0.1%
           Amgen, Inc.
            Senior Notes
            4.66% due 06/15/2051..................    58,000    67,908
           Celgene Corp.
            Senior Notes
            3.63% due 05/15/2024..................   119,000   125,663

                                               Principal     Value
                 Security Description          Amount(17)   (Note 2)
           Medical-Biomedical/Gene (continued)
             Celgene Corp.
              Senior Notes
              4.55% due 02/20/2048...........   $   10,000 $   11,933
             Celgene Corp.
              Senior Notes
              4.63% due 05/15/2044...........       68,000     80,755
                                                           ----------
                                                              286,259
                                                           ----------
           Medical-Drugs -- 0.1%
             Bristol-Myers Squibb Co.
              Senior Notes
              4.13% due 06/15/2039*..........       77,000     87,258
             GlaxoSmithKline Capital, Inc.
              Company Guar. Notes
              3.38% due 05/15/2023...........       82,000     85,615
             Johnson & Johnson
              Senior Notes
              5.50% due 11/06/2024........... GBP  100,000    150,557
                                                           ----------
                                                              323,430
                                                           ----------
           Medical-Generic Drugs -- 0.0%
             Mylan, Inc.
              Company Guar. Notes
              4.55% due 04/15/2028...........      105,000    111,445
                                                           ----------
           Medical-HMO -- 0.4%
             Humana, Inc.
              Senior Notes
              3.95% due 08/15/2049...........       73,000     73,169
             MPH Acquisition Holdings LLC
              Company Guar. Notes
              7.13% due 06/01/2024*..........      500,000    460,625
             UnitedHealth Group, Inc.
              Senior Bonds
              2.38% due 10/15/2022...........      334,000    337,451
             UnitedHealth Group, Inc.
              Senior Notes
              3.50% due 08/15/2039...........       87,000     90,566
             UnitedHealth Group, Inc.
              Senior Notes
              3.75% due 07/15/2025...........      119,000    127,952
                                                           ----------
                                                            1,089,763
                                                           ----------
           Medical-Hospitals -- 0.5%
             HCA, Inc.
              Senior Sec. Notes
              5.25% due 06/15/2026...........       84,000     93,535
             HCA, Inc.
              Senior Sec. Notes
              5.25% due 06/15/2049...........       63,000     68,723
             HCA, Inc.
              Company Guar. Notes
              5.38% due 02/01/2025...........    1,175,000  1,283,688
                                                           ----------
                                                            1,445,946
                                                           ----------
           Medical-Wholesale Drug Distribution -- 0.1%
             Allergan Sales LLC
              Company Guar. Notes
              4.88% due 02/15/2021*..........       75,000     77,088

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                   Principal   Value
                  Security Description             Amount(17) (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Medical-Wholesale Drug Distribution (continued)
           Cardinal Health, Inc.
            Senior Notes
            4.60% due 03/15/2043..................  $139,000  $136,316
                                                              --------
                                                               213,404
                                                              --------
         Metal-Copper -- 0.2%
           Freeport-McMoRan Copper & Gold, Inc.
            Company Guar. Notes
            3.88% due 03/15/2023..................   525,000   528,937
                                                              --------
         Metal-Diversified -- 0.1%
           Glencore Funding LLC
            Company Guar. Notes
            4.13% due 03/12/2024*.................   148,000   155,245
                                                              --------
         Metal-Iron -- 0.2%
           Cleveland-Cliffs, Inc.
            Company Guar. Notes
            5.75% due 03/01/2025..................   560,000   550,200
                                                              --------
         Multimedia -- 0.3%
           E.W. Scripps Co.
            Company Guar. Notes
            5.13% due 05/15/2025*.................   668,000   669,670
           Viacom, Inc.
            Senior Notes
            4.38% due 03/15/2043..................   149,000   153,674
                                                              --------
                                                               823,344
                                                              --------
         Networking Products -- 0.0%
           Cisco Systems, Inc.
            Senior Notes
            2.20% due 02/28/2021..................   102,000   102,528
                                                              --------
         Non-Hazardous Waste Disposal -- 0.0%
           Waste Management, Inc.
            Company Guar. Notes
            4.15% due 07/15/2049..................    51,000    59,432
                                                              --------
         Office Supplies & Forms -- 0.0%
           Avery Dennison Corp.
            Senior Notes
            4.88% due 12/06/2028..................    41,000    46,701
                                                              --------
         Oil Companies-Exploration & Production -- 1.4%
           Apache Corp.
            Senior Notes
            4.75% due 04/15/2043..................   179,000   171,499
           Brazos Valley Longhorn LLC/Brazos
            Valley Longhorn Finance Corp.
            Company Guar. Notes
            6.88% due 02/01/2025..................   415,000   356,900
           Callon Petroleum Co.
            Company Guar. Notes
            6.38% due 07/01/2026..................   400,000   390,340
           Centennial Resource Production LLC
            Company Guar. Notes
            6.88% due 04/01/2027*.................   375,000   374,063
           Chaparral Energy, Inc.
            Senior Notes
            8.75% due 07/15/2023*.................   704,000   274,560

                                                    Principal    Value
                  Security Description              Amount(17)  (Note 2)
       Oil Companies-Exploration & Production (continued)
         Cimarex Energy Co.
          Senior Notes
          4.38% due 03/15/2029.....................  $210,000  $  221,005
         Concho Resources, Inc.
          Company Guar. Notes
          4.85% due 08/15/2048.....................    53,000      60,730
         Devon Energy Corp.
          Senior Notes
          5.00% due 06/15/2045.....................    82,000      94,819
         Extraction Oil & Gas, Inc.
          Company Guar. Notes
          5.63% due 02/01/2026*....................   550,000     336,875
         Hilcorp Energy I LP/Hilcorp Finance Co.
          Senior Notes
          5.00% due 12/01/2024*....................   697,000     651,695
         Lonestar Resources America, Inc.
          Company Guar. Notes
          11.25% due 01/01/2023*...................   521,000     425,918
         Marathon Oil Corp.
          Senior Notes
          6.60% due 10/01/2037.....................    61,000      77,297
         Marathon Oil Corp.
          Senior Notes
          6.80% due 03/15/2032.....................    85,000     106,356
         Noble Energy, Inc.
          Senior Notes
          4.20% due 10/15/2049.....................   151,000     148,578
         Noble Energy, Inc.
          Senior Notes
          4.95% due 08/15/2047.....................   120,000     130,976
         Occidental Petroleum Corp.
          Senior Notes
          6.45% due 09/15/2036.....................   123,000     152,162
         Occidental Petroleum Corp.
          Senior Notes
          7.50% due 05/01/2031.....................    51,000      66,794
         Southwestern Energy Co.
          Company Guar. Notes
          7.50% due 04/01/2026.....................   226,000     197,185
                                                               ----------
                                                                4,237,752
                                                               ----------
       Oil Companies-Integrated -- 0.0%
         Chevron Corp.
          Senior Notes
          2.90% due 03/03/2024.....................   132,000     136,960
                                                               ----------
       Oil Field Machinery & Equipment -- 0.1%
         Hi-Crush Partners LP
          Company Guar. Notes
          9.50% due 08/01/2026*....................   575,000     333,500
                                                               ----------
       Oil-Field Services -- 0.4%
         Calfrac Holdings LP
          Company Guar. Notes
          8.50% due 06/15/2026*....................   455,000     202,475
         Nine Energy Service, Inc.
          Senior Notes
          8.75% due 11/01/2023*....................   240,000     194,400

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                    Principal    Value
                 Security Description               Amount(17)  (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Oil-Field Services (continued)
        Pioneer Energy Services Corp.
         Company Guar. Notes
         6.13% due 03/15/2022......................  $479,000  $  167,650
        Schlumberger Holdings Corp.
         Senior Notes
         4.00% due 12/21/2025*.....................   112,000     119,562
        SESI LLC
         Company Guar. Notes
         7.75% due 09/15/2024......................   475,000     268,375
        USA Compression Partners LP/USA
         Compression Finance Corp.
         Company Guar. Notes
         6.88% due 04/01/2026......................   260,000     269,750
                                                               ----------
                                                                1,222,212
                                                               ----------
      Paper & Related Products -- 0.2%
        Domtar Corp.
         Company Guar. Notes
         6.75% due 02/15/2044......................   261,000     292,493
        Georgia-Pacific LLC
         Senior Notes
         3.73% due 07/15/2023*.....................   119,000     124,996
        Georgia-Pacific LLC
         Company Guar. Notes
         5.40% due 11/01/2020*.....................   123,000     127,233
                                                               ----------
                                                                  544,722
                                                               ----------
      Petrochemicals -- 0.0%
        Chevron Phillips Chemical Co. LLC/Chevron
         Phillips Chemical Co. LP
         Senior Notes
         3.30% due 05/01/2023*.....................    71,000      72,903
                                                               ----------
      Pharmacy Services -- 0.2%
        Cigna Corp.
         Company Guar. Notes
         4.80% due 08/15/2038......................   110,000     123,282
        CVS Health Corp.
         Senior Notes
         4.78% due 03/25/2038......................   500,000     547,592
                                                               ----------
                                                                  670,874
                                                               ----------
      Pipelines -- 1.4%
        Antero Midstream Partners LP/Antero
         Midstream Finance Corp.
         Company Guar. Notes
         5.75% due 03/01/2027*.....................   198,000     165,083
        Cheniere Corpus Christi Holdings LLC
         Senior Sec. Notes
         7.00% due 06/30/2024......................   490,000     563,157
        Cheniere Energy Partners LP
         Senior Notes
         4.50% due 10/01/2029*.....................   342,000     350,122
        Cheniere Energy Partners LP
         Senior Sec. Notes
         5.25% due 10/01/2025......................   308,000     319,550
        Enable Midstream Partners LP
         Senior Notes
         4.15% due 09/15/2029......................    78,000      75,300

                                                      Principal     Value
                 Security Description                 Amount(17)   (Note 2)
    Pipelines (continued)
      Enable Midstream Partners LP
       Senior Notes
       4.95% due 05/15/2028..........................    $ 83,000 $   86,202
      Energy Transfer Operating LP
       Company Guar. Notes
       4.50% due 04/15/2024..........................      88,000     93,803
      Energy Transfer Operating LP
       Company Guar. Notes
       4.90% due 03/15/2035..........................     189,000    195,228
      Energy Transfer Operating LP
       Company Guar. Notes
       5.25% due 04/15/2029..........................      57,000     64,337
      EnLink Midstream LLC
       Company Guar. Notes
       5.38% due 06/01/2029..........................      80,000     76,400
      EnLink Midstream Partners LP
       Senior Notes
       5.05% due 04/01/2045..........................      22,000     17,600
      Genesis Energy LP/Genesis Energy Finance
       Corp.
       Company Guar. Notes
       5.63% due 06/15/2024..........................     274,000    262,355
      Genesis Energy LP/Genesis Energy Finance
       Corp.
       Company Guar. Notes
       6.00% due 05/15/2023..........................     330,000    331,237
      Holly Energy Partners LP/Holly Energy Finance
       Corp.
       Company Guar. Notes
       6.00% due 08/01/2024*.........................     295,000    307,906
      Kinder Morgan, Inc.
       Company Guar. Notes
       1.50% due 03/16/2022.......................... EUR 275,000    310,887
      MPLX LP
       Senior Notes
       5.50% due 02/15/2049..........................      63,000     73,062
      SemGroup Corp./Rose Rock Finance Corp.
       Company Guar. Notes
       5.63% due 07/15/2022..........................     195,000    197,927
      SemGroup Corp./Rose Rock Finance Corp.
       Company Guar. Notes
       5.63% due 11/15/2023..........................     317,000    324,132
      Summit Midstream Holdings LLC/Summit
       Midstream Finance Corp.
       Company Guar. Notes
       5.50% due 08/15/2022..........................     275,000    250,938
      Western Midstream Operating LP
       Senior Notes
       5.50% due 08/15/2048..........................      65,000     57,851
      Williams Cos., Inc.
       Senior Notes
       5.75% due 06/24/2044..........................     130,000    150,020
                                                                  ----------
                                                                   4,273,097
                                                                  ----------
    Platinum -- 0.1%
      Stillwater Mining Co.
       Company Guar. Notes
       7.13% due 06/27/2025..........................     200,000    201,500
                                                                  ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                         Principal   Value
                   Security Description                  Amount(17) (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Poultry -- 0.1%
      Pilgrim's Pride Corp.
       Company Guar. Notes
       5.88% due 09/30/2027*............................  $360,000  $386,640
                                                                    --------
    Radio -- 0.3%
      Sirius XM Radio, Inc.
       Company Guar. Notes
       4.63% due 07/15/2024*............................   865,000   896,858
                                                                    --------
    Real Estate Investment Trusts -- 1.9%
      American Tower Corp.
       Senior Notes
       4.00% due 06/01/2025.............................    96,000   102,608
      AvalonBay Communities, Inc.
       Senior Notes
       3.30% due 06/01/2029.............................    74,000    78,103
      Camden Property Trust
       Senior Notes
       3.35% due 11/01/2049.............................    28,000    28,205
      Columbia Property Trust Operating Partnership LP
       Company Guar. Notes
       4.15% due 04/01/2025.............................   130,000   135,387
      Crown Castle International Corp.
       Senior Notes
       5.20% due 02/15/2049.............................   105,000   129,708
      CTR Partnership LP/CareTrust Capital Corp.
       Company Guar. Notes
       5.25% due 06/01/2025.............................   426,000   439,845
      ESH Hospitality, Inc.
       Company Guar. Notes
       4.63% due 10/01/2027*............................   340,000   341,275
      ESH Hospitality, Inc.
       Company Guar. Notes
       5.25% due 05/01/2025*............................   442,000   457,028
      GLP Capital LP/GLP Financing II, Inc.
       Company Guar. Notes
       5.38% due 04/15/2026.............................   265,000   291,463
      HAT Holdings I LLC/HAT Holdings II LLC
       Company Guar. Notes
       5.25% due 07/15/2024*............................   522,000   548,752
      HCP, Inc.
       Senior Notes
       3.50% due 07/15/2029.............................    56,000    58,185
      Healthcare Trust of America Holdings LP
       Company Guar. Notes
       3.10% due 02/15/2030.............................   111,000   110,652
      Iron Mountain, Inc.
       Company Guar. Notes
       4.88% due 09/15/2027*............................   435,000   444,866
      iStar, Inc.
       Senior Notes
       5.25% due 09/15/2022.............................   427,000   436,074
      MGM Growth Properties Operating Partnership
       LP/MGP Finance Co-Issuer, Inc.
       Company Guar. Notes
       5.75% due 02/01/2027*............................   350,000   392,980
      MPT Operating Partnership LP/MPT Finance Corp.
       Company Guar. Notes
       5.00% due 10/15/2027.............................   506,000   530,035

                                                    Principal    Value
                 Security Description               Amount(17)  (Note 2)
      Real Estate Investment Trusts (continued)
        Sabra Health Care LP
         Company Guar. Notes
         5.13% due 08/15/2026......................  $797,000  $  851,947
        Sabra Health Care LP/Sabra Capital Corp.
         Company Guar. Notes
         3.90% due 10/15/2029......................   116,000     114,260
        Sabra Health Care LP/Sabra Capital Corp.
         Company Guar. Notes
         4.80% due 06/01/2024......................    69,000      72,809
        Simon Property Group LP
         Senior Notes
         2.45% due 09/13/2029......................    78,000      76,312
        Simon Property Group LP
         Senior Notes
         4.13% due 12/01/2021......................   125,000     129,881
        Starwood Property Trust, Inc.
         Senior Notes
         4.75% due 03/15/2025......................   310,000     320,633
                                                               ----------
                                                                6,091,008
                                                               ----------
      Real Estate Operations & Development -- 0.2%
        Kennedy-Wilson, Inc.
         Company Guar. Notes
         5.88% due 04/01/2024......................   700,000     718,158
                                                               ----------
      Rental Auto/Equipment -- 0.4%
        Ahern Rentals, Inc.
         Sec. Notes
         7.38% due 05/15/2023*.....................   490,000     417,108
        Capitol Investment Merger Sub 2 LLC
         Sec. Notes
         10.00% due 08/01/2024*....................   455,000     472,062
        Herc Holdings, Inc.
         Company Guar. Notes
         5.50% due 07/15/2027*.....................   316,000     328,640
                                                               ----------
                                                                1,217,810
                                                               ----------
      Retail-Appliances -- 0.1%
        Conn's, Inc.
         Company Guar. Notes
         7.25% due 07/15/2022......................   437,000     441,370
                                                               ----------
      Retail-Discount -- 0.1%
        Walmart, Inc.
         Senior Notes
         3.05% due 07/08/2026......................   150,000     158,914
                                                               ----------
      Retail-Drug Store -- 0.0%
        Walgreens Boots Alliance, Inc.
         Senior Notes
         4.80% due 11/18/2044......................    58,000      61,252
                                                               ----------
      Retail-Mail Order -- 0.1%
        QVC, Inc.
         Senior Sec. Notes
         4.85% due 04/01/2024......................   227,000     239,580
                                                               ----------
      Retail-Petroleum Products -- 0.1%
        Murphy Oil USA, Inc.
         Company Guar. Notes
         4.75% due 09/15/2029......................   320,000     327,200
                                                               ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                     Principal    Value
                  Security Description               Amount(17)  (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Retail-Regional Department Stores -- 0.0%
        Kohl's Corp.
         Senior Notes
         5.55% due 07/17/2045.......................  $133,000  $  136,787
                                                                ----------
      Retail-Restaurants -- 0.4%
        Brinker International, Inc.
         Company Guar. Notes
         5.00% due 10/01/2024*......................   420,000     441,000
        Darden Restaurants, Inc.
         Senior Notes
         4.55% due 02/15/2048.......................   187,000     197,486
        McDonald's Corp.
         Senior Notes
         3.63% due 09/01/2049.......................   113,000     114,221
        McDonald's Corp.
         Senior Notes
         4.45% due 03/01/2047.......................    68,000      78,080
        McDonald's Corp.
         Senior Notes
         4.45% due 09/01/2048.......................    66,000      76,294
        Yum! Brands, Inc.
         Senior Notes
         4.75% due 01/15/2030*......................   320,000     330,451
                                                                ----------
                                                                 1,237,532
                                                                ----------
      Rubber/Plastic Products -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/2007+(4)(5)(6)............   100,000           0
                                                                ----------
      Satellite Telecom -- 0.3%
        Hughes Satellite Systems Corp.
         Company Guar. Notes
         6.63% due 08/01/2026.......................   773,000     839,061
                                                                ----------
      Savings & Loans/Thrifts -- 0.2%
        First Niagara Financial Group, Inc.
         Sub. Notes
         7.25% due 12/15/2021.......................   434,000     478,206
        New York Community Bancorp, Inc.
         Sub. Notes
         5.90% due 11/06/2028.......................   193,000     202,073
                                                                ----------
                                                                   680,279
                                                                ----------
      Security Services -- 0.2%
        Prime Security Services Borrower LLC/Prime
         Finance, Inc.
         Senior Sec. Notes
         5.25% due 04/15/2024*......................   513,000     526,620
        Prime Security Services Borrower LLC/Prime
         Finance, Inc.
         Senior Sec. Notes
         5.75% due 04/15/2026*......................   230,000     239,499
                                                                ----------
                                                                   766,119
                                                                ----------
      Semiconductor Components-Integrated Circuits -- 0.0%
        QUALCOMM, Inc.
         Senior Notes
         4.30% due 05/20/2047.......................    48,000      53,658
                                                                ----------

                                               Principal     Value
                 Security Description          Amount(17)   (Note 2)
          Steel Pipe & Tube -- 0.0%
            Advanced Drainage Systems, Inc.
             Senior Sec. Notes
             5.00% due 09/30/2027*............    $ 65,000 $   65,893
                                                           ----------
          Steel-Producers -- 0.2%
            Commercial Metals Co.
             Senior Notes
             5.75% due 04/15/2026.............     455,000    466,375
                                                           ----------
          Telephone-Integrated -- 1.1%
            AT&T, Inc.
             Senior Notes
             3.15% due 09/04/2036............. EUR 150,000    198,445
            AT&T, Inc.
             Senior Notes
             4.50% due 05/15/2035.............     530,000    581,511
            AT&T, Inc.
             Senior Notes
             4.85% due 07/15/2045.............      41,000     45,732
            AT&T, Inc.
             Senior Notes
             4.90% due 08/15/2037.............      68,000     77,123
            CenturyLink, Inc.
             Senior Notes
             7.50% due 04/01/2024.............     920,000  1,028,882
            Frontier Communications Corp.
             Senior Notes
             7.63% due 04/15/2024.............     595,000    261,800
            Frontier Communications Corp.
             Senior Notes
             8.75% due 04/15/2022.............     630,000    280,350
            Level 3 Financing, Inc.
             Company Guar. Notes
             4.63% due 09/15/2027*............     395,000    398,575
            Verizon Communications, Inc.
             Senior Notes
             2.50% due 04/08/2031............. GBP 100,000    130,583
            Verizon Communications, Inc.
             Senior Notes
             4.27% due 01/15/2036.............      58,000     65,218
            Verizon Communications, Inc.
             Senior Notes
             4.40% due 11/01/2034.............     113,000    129,266
            Verizon Communications, Inc.
             Senior Notes
             5.25% due 03/16/2037.............      97,000    120,092
                                                           ----------
                                                            3,317,577
                                                           ----------
          Television -- 0.4%
            Belo Corp.
             Company Guar. Notes
             7.25% due 09/15/2027.............     273,000    309,855
            Belo Corp.
             Company Guar. Notes
             7.75% due 06/01/2027.............     416,000    479,440
            CBS Corp.
             Company Guar. Notes
             3.70% due 06/01/2028.............     145,000    151,133

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                  Principal     Value
                Security Description              Amount(17)   (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Television (continued)
        Gray Television, Inc.
         Company Guar. Notes
         5.13% due 10/15/2024*...................    $290,000 $   300,512
                                                              -----------
                                                                1,240,940
                                                              -----------
      Tools-Hand Held -- 0.0%
        Stanley Black & Decker, Inc.
         Senior Notes
         3.40% due 03/01/2026....................      84,000      88,912
                                                              -----------
      Transport-Equipment & Leasing -- 0.1%
        GATX Corp.
         Senior Notes
         4.35% due 02/15/2024....................     165,000     176,483
                                                              -----------
      Transport-Marine -- 0.1%
        Kirby Corp.
         Senior Notes
         4.20% due 03/01/2028....................     142,000     151,756
                                                              -----------
      Transport-Rail -- 0.0%
        Kansas City Southern
         Company Guar. Notes
         4.70% due 05/01/2048....................      56,000      66,881
                                                              -----------
      Transport-Truck -- 0.0%
        JB Hunt Transport Services, Inc.
         Company Guar. Notes
         3.88% due 03/01/2026....................      74,000      78,468
                                                              -----------
      Trucking/Leasing -- 0.1%
        Penske Truck Leasing Co. LP/PTL Finance
         Corp.
         Senior Notes
         3.35% due 11/01/2029*...................      93,000      92,642
        Penske Truck Leasing Co. LP/PTL Finance
         Corp.
         Senior Notes
         3.40% due 11/15/2026*...................      95,000      97,094
        Penske Truck Leasing Co. LP/PTL Finance
         Corp.
         Senior Notes
         3.95% due 03/10/2025*...................     216,000     228,154
                                                              -----------
                                                                  417,890
                                                              -----------
      Total U.S. Corporate Bonds & Notes
         (cost $97,446,980)......................              98,436,552
                                                              -----------
      FOREIGN CORPORATE BONDS & NOTES -- 11.4%
      Agricultural Chemicals -- 0.2%
        Consolidated Energy Finance SA
         Senior Notes
         6.88% due 06/15/2025*...................     605,000     606,513
                                                              -----------
      Airport Development/Maintenance -- 0.2%
        Heathrow Funding, Ltd.
         Senior Sec. Notes
         6.75% due 12/03/2028.................... GBP 100,000     165,654
        Mexico City Airport Trust
         Senior Sec. Notes
         4.25% due 10/31/2026....................     460,000     462,875
                                                              -----------
                                                                  628,529
                                                              -----------

                                                  Principal     Value
                 Security Description             Amount(17)   (Note 2)
        Auto-Cars/Light Trucks -- 0.2%
          FCE Bank PLC
           Senior Notes
           1.11% due 05/13/2020................. EUR  300,000 $  328,802
          Volkswagen International Finance NV
           Company Guar. Notes
           1.88% due 03/30/2027................. EUR  200,000    230,371
                                                              ----------
                                                                 559,173
                                                              ----------
        Auto/Truck Parts & Equipment-Original -- 0.1%
          Delphi Jersey Holdings PLC
           Company Guar. Notes
           5.00% due 10/01/2025*................      420,000    371,700
                                                              ----------
        Banks-Commercial -- 0.9%
          Banco Bilbao Vizcaya Argentaria SA
           Senior Notes
           1.38% due 05/14/2025................. EUR  100,000    115,737
          Banco de Credito e Inversiones SA
           Senior Notes
           3.50% due 10/12/2027.................      490,000    512,785
          Banco do Brasil SA
           Senior Notes
           4.75% due 03/20/2024*................      370,000    388,037
          BPCE SA
           Sub. Notes
           4.63% due 07/18/2023................. EUR  300,000    379,841
          Credit Suisse AG
           Sub. Notes
           5.75% due 09/18/2025................. EUR  330,000    378,880
          Danske Bank A/S
           Senior Notes
           0.88% due 05/22/2023................. EUR  400,000    443,217
          Danske Bank A/S
           Senior Notes
           3.88% due 09/12/2023*................      200,000    207,349
          Intesa Sanpaolo SpA
           Sub. Notes
           5.71% due 01/15/2026*................      255,000    270,917
          Westpac Banking Corp.
           Sub. Notes
           4.11% due 07/24/2034.................       88,000     91,870
          Westpac Banking Corp.
           Sub. Notes
           4.42% due 07/24/2039.................       74,000     81,718
                                                              ----------
                                                               2,870,351
                                                              ----------
        Banks-Export/Import -- 0.1%
          Export-Import Bank of India
           Senior Notes
           3.38% due 08/05/2026.................      450,000    461,878
                                                              ----------
        Banks-Special Purpose -- 0.1%
          Kreditanstalt fuer Wiederaufbau
           Government Guar. Notes
           1.63% due 03/15/2021.................      223,000    222,540
                                                              ----------
        Building Societies -- 0.1%
          Nationwide Building Society
           Senior Notes
           1.50% due 03/08/2026.................  EUR 100,000    113,169

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                      Principal     Value
                 Security Description                 Amount(17)   (Note 2)
    FOREIGN CORPORATE BONDS & NOTES (continued)
    Building Societies (continued)
      Nationwide Building Society
       Sub. Notes
       4.13% due 10/18/2032*.........................   $ 250,000 $  249,141
                                                                  ----------
                                                                     362,310
                                                                  ----------
    Cable/Satellite TV -- 0.6%
      Altice Financing SA
       Senior Sec. Notes
       7.50% due 05/15/2026*.........................     370,000    393,121
      Altice Luxembourg SA
       Company Guar. Notes
       7.63% due 02/15/2025*.........................     465,000    484,763
      Sky, Ltd.
       Company Guar. Notes
       2.50% due 09/15/2026.......................... EUR 350,000    439,384
      UPCB Finance IV, Ltd.
       Senior Sec. Notes
       5.38% due 01/15/2025*.........................     444,000    456,210
                                                                  ----------
                                                                   1,773,478
                                                                  ----------
    Cellular Telecom -- 0.8%
      America Movil SAB de CV
       Senior Notes
       0.75% due 06/26/2027.......................... EUR 300,000    334,334
      C&W Senior Financing Designated Activity Co.
       Senior Notes
       6.88% due 09/15/2027*.........................     542,000    561,648
      Millicom International Cellular SA
       Senior Notes
       6.63% due 10/15/2026*.........................     200,000    217,500
      Numericable-SFR SA
       Senior Sec. Notes
       7.38% due 05/01/2026*.........................     800,000    857,768
      Vodafone Group PLC
       Senior Notes
       2.88% due 11/20/2037.......................... EUR 120,000    158,828
      Vodafone Group PLC
       Senior Notes
       4.88% due 06/19/2049..........................     104,000    115,799
      Vodafone Group PLC
       Senior Notes
       5.25% due 05/30/2048..........................     102,000    118,232
                                                                  ----------
                                                                   2,364,109
                                                                  ----------
    Chemicals-Diversified -- 0.1%
      Braskem Netherlands Finance BV
       Company Guar. Notes
       4.50% due 01/10/2028*.........................     209,000    209,261
      Petkim Petrokimya Holding AS
       Senior Notes
       5.88% due 01/26/2023*.........................     270,000    265,821
                                                                  ----------
                                                                     475,082
                                                                  ----------
    Computers-Memory Devices -- 0.1%
      Seagate HDD Cayman
       Company Guar. Notes
       4.75% due 01/01/2025..........................     320,000    331,682
                                                                  ----------

                                                      Principal    Value
                  Security Description                Amount(17)  (Note 2)
     Containers-Metal/Glass -- 0.3%
       Ardagh Packaging Finance PLC/Ardagh Holdings
        USA, Inc.
        Company Guar. Notes
        5.25% due 08/15/2027*........................   $ 450,000 $455,625
       Trivium Packaging Finance BV
        Company Guar. Notes
        8.50% due 08/15/2027*........................     450,000  486,562
                                                                  --------
                                                                   942,187
                                                                  --------
     Containers-Paper/Plastic -- 0.1%
       Intertape Polymer Group, Inc.
        Company Guar. Notes
        7.00% due 10/15/2026*........................     434,000  452,445
                                                                  --------
     Cosmetics & Toiletries -- 0.0%
       Unilever PLC
        Company Guar. Notes
        1.38% due 09/15/2024......................... GBP 100,000  125,509
                                                                  --------
     Diagnostic Equipment -- 0.1%
       DH Europe Finance II SARL
        Company Guar. Notes
        0.45% due 03/18/2028......................... EUR 230,000  251,049
       DH Europe Finance II SARL
        Company Guar. Notes
        1.80% due 09/18/2049......................... EUR 150,000  167,678
                                                                  --------
                                                                   418,727
                                                                  --------
     Diamonds/Precious Stones -- 0.1%
       Petra Diamonds US Treasury PLC
        Sec. Notes
        7.25% due 05/01/2022.........................     260,000  205,400
                                                                  --------
     Disposable Medical Products -- 0.1%
       Becton Dickinson Euro Finance SARL
        Company Guar. Notes
        1.21% due 06/04/2026......................... EUR 220,000  247,450
                                                                  --------
     Diversified Banking Institutions -- 1.3%
       Banco Santander SA
        Senior Notes
        3.31% due 06/27/2029.........................     200,000  206,626
       BNP Paribas SA
        Senior Notes
        3.38% due 01/23/2026......................... GBP 100,000  133,702
       BNP Paribas SA
        Senior Notes
        4.71% due 01/10/2025*........................     200,000  216,191
       Credit Suisse Group AG
        Senior Notes
        1.25% due 07/17/2025......................... EUR 200,000  227,152
       HSBC Holdings PLC
        Senior Notes
        3.00% due 07/22/2028......................... GBP 120,000  157,531
       HSBC Holdings PLC
        Senior Notes
        3.40% due 03/08/2021.........................     208,000  211,273
       Lloyds Banking Group PLC
        Senior Notes
        0.63% due 01/15/2024......................... EUR 250,000  273,245

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                    Principal     Value
                 Security Description               Amount(17)   (Note 2)
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Diversified Banking Institutions (continued)
       Mitsubishi UFJ Financial Group, Inc.
        Senior Notes
        3.41% due 03/07/2024.......................   $ 363,000 $  377,902
       Mizuho Financial Group, Inc.
        Senior Notes
        3.15% due 07/16/2030.......................     202,000    206,368
       Mizuho Financial Group, Inc.
        Senior Notes
        3.92% due 09/11/2024.......................     209,000    219,958
       NatWest Markets PLC
        Senior Notes
        3.63% due 09/29/2022*......................     200,000    205,323
       Royal Bank of Scotland Group PLC
        Senior Notes
        4.27% due 03/22/2025.......................     202,000    211,294
       Royal Bank of Scotland Group PLC
        Senior Notes
        4.52% due 06/25/2024.......................     200,000    210,327
       UBS AG
        Sub. Notes
        4.75% due 02/12/2026....................... EUR 250,000    288,439
       UBS Group Funding Switzerland AG
        Company Guar. Bonds
        1.25% due 09/01/2026....................... EUR 225,000    261,084
       UBS Group Funding Switzerland AG
        Company Guar. Notes
        3.49% due 05/23/2023*......................     200,000    205,301
       UniCredit SpA
        Sub. Notes
        5.86% due 06/19/2032*......................     298,000    306,423
       UniCredit SpA
        Sub. Notes
        7.30% due 04/02/2034*......................     234,000    264,085
                                                                ----------
                                                                 4,182,224
                                                                ----------
     Diversified Financial Services -- 0.4%
       Fairstone Financial, Inc.
        Senior Notes
        7.88% due 07/15/2024*......................     358,000    373,886
       GE Capital European Funding Unlimited Co.
        Company Guar. Notes
        5.38% due 01/23/2020....................... EUR 425,000    470,737
       GE Capital International Funding Co. ULC
        Company Guar. Notes
        3.37% due 11/15/2025.......................     275,000    280,551
                                                                ----------
                                                                 1,125,174
                                                                ----------
     Diversified Manufacturing Operations -- 0.1%
       Siemens Financieringsmaatschappij NV
        Company Guar. Notes
        2.88% due 03/10/2028....................... EUR 150,000    200,045
                                                                ----------
     Diversified Minerals -- 0.3%
       Anglo American Capital PLC
        Company Guar. Notes
        3.25% due 04/03/2023....................... EUR 225,000    270,835

                                                   Principal     Value
                 Security Description              Amount(17)   (Note 2)
       Diversified Minerals (continued)
         FMG Resources August 2006 Pty, Ltd.
          Company Guar. Notes
          4.50% due 09/15/2027*...................   $ 600,000 $  585,900
                                                               ----------
                                                                  856,735
                                                               ----------
       Electric-Distribution -- 0.1%
         OmGrid Funding, Ltd.
          Company Guar. Notes
          5.20% due 05/16/2027....................     200,000    191,022
                                                               ----------
       Electric-Generation -- 0.2%
         Electricite de France SA
          Senior Notes
          6.25% due 05/30/2028.................... GBP 200,000    334,824
         SPIC Luxembourg Latin America Renewable
          Energy Investment Co. SARL
          Company Guar. Notes
          4.65% due 10/30/2023....................     200,000    211,848
                                                               ----------
                                                                  546,672
                                                               ----------
       Electric-Integrated -- 0.4%
         EDP Finance BV
          Senior Notes
          2.00% due 04/22/2025.................... EUR 335,000    398,774
         Gas Natural Fenosa Finance BV
          Company Guar. Notes
          1.38% due 01/21/2025.................... EUR 200,000    232,876
         Iberdrola Finanzas SA
          Company Guar. Notes
          1.00% due 03/07/2025.................... EUR 300,000    343,666
         Perusahaan Listrik Negara PT
          Senior Notes
          4.88% due 07/17/2049*...................     200,000    217,224
                                                               ----------
                                                                1,192,540
                                                               ----------
       Electronic Components-Semiconductors -- 0.0%
         NXP BV/NXP Funding LLC/NXP USA, Inc.
          Company Guar. Notes
          4.30% due 06/18/2029*...................     132,000    141,015
                                                               ----------
       Finance-Commercial -- 0.1%
         Unifin Financiera SAB de CV SOFOM ENR
          Company Guar. Notes
          7.25% due 09/27/2023....................     200,000    206,650
                                                               ----------
       Finance-Leasing Companies -- 0.2%
         Avolon Holdings Funding, Ltd.
          Company Guar. Notes
          5.13% due 10/01/2023*...................     425,000    450,925
         ICBCIL Finance Co., Ltd.
          Senior Notes
          3.63% due 11/15/2027....................     200,000    205,373
                                                               ----------
                                                                  656,298
                                                               ----------
       Food-Meat Products -- 0.2%
         JBS USA LUX SA/JBS USA Finance, Inc.
          Company Guar. Notes
          5.88% due 07/15/2024*...................     557,000    573,738
                                                               ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                     Principal     Value
                 Security Description                Amount(17)   (Note 2)
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Insurance-Life/Health -- 0.1%
       Athene Holding, Ltd.
        Senior Notes
        4.13% due 01/12/2028........................   $ 109,000 $  112,068
       Manulife Financial Corp.
        Sub. Notes
        4.06% due 02/24/2032........................      65,000     67,677
                                                                 ----------
                                                                    179,745
                                                                 ----------
     Insurance-Property/Casualty -- 0.1%
       Enstar Group, Ltd.
        Senior Notes
        4.95% due 06/01/2029........................     215,000    226,987
                                                                 ----------
     Machinery-Farming -- 0.1%
       CNH Industrial Finance Europe SA
        Company Guar. Notes
        1.88% due 01/19/2026........................ EUR 185,000    212,975
       CNH Industrial NV
        Senior Notes
        4.50% due 08/15/2023........................      96,000    101,723
                                                                 ----------
                                                                    314,698
                                                                 ----------
     Medical Instruments -- 0.1%
       Medtronic Global Holdings SCA
        Company Guar. Notes
        1.75% due 07/02/2049........................ EUR 135,000    154,402
       Medtronic Global Holdings SCA
        Company Guar. Notes
        2.25% due 03/07/2039........................ EUR 125,000    162,602
                                                                 ----------
                                                                    317,004
                                                                 ----------
     Medical-Drugs -- 0.6%
       Bausch Health Cos., Inc.
        Company Guar. Notes
        6.13% due 04/15/2025*.......................     990,000  1,025,887
       GlaxoSmithKline Capital PLC
        Company Guar. Notes
        3.13% due 05/14/2021........................     132,000    134,616
       Novartis Finance SA
        Company Guar. Notes
        1.63% due 11/09/2026........................ EUR 350,000    424,573
       Shire Acquisitions Investments Ireland DAC
        Company Guar. Notes
        3.20% due 09/23/2026........................     224,000    231,123
                                                                 ----------
                                                                  1,816,199
                                                                 ----------
     Metal-Copper -- 0.2%
       First Quantum Minerals, Ltd.
        Company Guar. Notes
        6.50% due 03/01/2024*.......................     331,000    315,691
       First Quantum Minerals, Ltd.
        Company Guar. Notes
        7.25% due 04/01/2023*.......................     257,000    253,145
                                                                 ----------
                                                                    568,836
                                                                 ----------
     Metal-Diversified -- 0.1%
       Chinalco Capital Holdings, Ltd.
        Company Guar. Notes
        4.25% due 04/21/2022........................     250,000    252,411

                                                Principal     Value
                 Security Description           Amount(17)   (Note 2)
          Metal-Diversified (continued)
            Glencore Finance Europe, Ltd.
             Company Guar. Notes
             1.50% due 10/15/2026.............. EUR 125,000 $  140,069
                                                            ----------
                                                               392,480
                                                            ----------
          Metal-Iron -- 0.1%
            Mineral Resources, Ltd.
             Senior Notes
             8.13% due 05/01/2027*.............     400,000    411,720
                                                            ----------
          Non-Ferrous Metals -- 0.1%
            Codelco, Inc.
             Senior Notes
             3.70% due 01/30/2050*.............     247,000    245,600
                                                            ----------
          Oil Companies-Exploration & Production -- 0.3%
            Canadian Natural Resources, Ltd.
             Senior Notes
             3.90% due 02/01/2025..............     116,000    122,261
            MEG Energy Corp.
             Sec. Notes
             6.50% due 01/15/2025*.............     462,000    471,240
            Saka Energi Indonesia PT
             Senior Notes
             4.45% due 05/05/2024..............     425,000    427,021
                                                            ----------
                                                             1,020,522
                                                            ----------
          Oil Companies-Integrated -- 0.8%
            BP Capital Markets PLC
             Company Guar. Notes
             2.27% due 07/03/2026.............. GBP 200,000    261,322
            BP Capital Markets PLC
             Company Guar. Notes
             2.97% due 02/27/2026.............. EUR 125,000    159,738
            BP Capital Markets PLC
             Company Guar. Notes
             3.51% due 03/17/2025..............     314,000    333,203
            Cenovus Energy, Inc.
             Senior Notes
             4.25% due 04/15/2027..............     117,000    121,643
            Ecopetrol SA
             Senior Notes
             5.88% due 05/28/2045..............     270,000    314,890
            Petro-Canada
             Senior Notes
             5.95% due 05/15/2035..............      51,000     65,289
            Petrobras Global Finance BV
             Company Guar. Notes
             6.75% due 01/27/2041..............     280,000    320,743
            Petroleos Mexicanos
             Company Guar. Notes
             6.63% due 06/15/2035..............     350,000    342,037
            Petroleos Mexicanos
             Company Guar. Notes
             6.75% due 09/21/2047..............     300,000    287,940
            Petroleos Mexicanos
             Company Guar. Notes
             7.69% due 01/23/2050*.............     105,000    109,463

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                   Principal     Value
                Security Description               Amount(17)   (Note 2)
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Oil Companies-Integrated (continued)
        Total Capital International SA
         Company Guar. Notes
         3.46% due 07/12/2049....................   $  129,000 $  135,979
                                                               ----------
                                                                2,452,247
                                                               ----------
      Paper & Related Products -- 0.1%
        Cascades, Inc.
         Company Guar. Notes
         5.50% due 07/15/2022*...................       67,000     67,838
        Cascades, Inc.
         Company Guar. Notes
         5.75% due 07/15/2023*...................      384,000    388,800
                                                               ----------
                                                                  456,638
                                                               ----------
      Real Estate Operations & Development -- 0.1%
        Aroundtown SA
         Senior Notes
         1.45% due 07/09/2028.................... EUR  200,000    222,332
                                                               ----------
      Retail-Petroleum Products -- 0.1%
        eG Global Finance PLC
         Senior Sec. Notes
         6.75% due 02/07/2025*...................      433,000    422,716
                                                               ----------
      Satellite Telecom -- 0.3%
        Intelsat Jackson Holdings SA
         Company Guar. Notes
         5.50% due 08/01/2023....................      526,000    490,705
        Telesat Canada/Telesat LLC
         Senior Notes
         6.50% due 10/15/2027*...................      187,000    190,039
        Telesat Canada/Telesat LLC
         Company Guar. Notes
         8.88% due 11/15/2024*...................      368,000    394,312
                                                               ----------
                                                                1,075,056
                                                               ----------
      Security Services -- 0.2%
        Garda World Security Corp.
         Senior Notes
         8.75% due 05/15/2025*...................      535,000    549,499
                                                               ----------
      Special Purpose Entity -- 0.0%
        Hellas Telecommunications Luxembourg II
         SCA
         Sub. Notes
         8.46% due 01/15/2015*+(4)(5)(6).........    1,330,000          0
                                                               ----------
      SupraNational Banks -- 0.0%
        International Bank for Reconstruction &
         Development
         Senior Notes
         3.13% due 11/20/2025....................      114,000    123,589
                                                               ----------
      Telephone-Integrated -- 0.2%
        Orange SA
         Senior Notes
         1.88% due 09/12/2030.................... EUR  200,000    247,508
        Telecom Italia Capital SA
         Company Guar. Notes
         7.72% due 06/04/2038....................       74,000     89,540

                                                Principal     Value
                 Security Description           Amount(17)   (Note 2)
         Telephone-Integrated (continued)
           Telefonica Emisiones SA
            Company Guar. Notes
            5.45% due 10/08/2029............... GBP 100,000 $   159,972
           Telefonica Emisiones SAU
            Company Guar. Notes
            4.67% due 03/06/2038...............     260,000     285,200
                                                            -----------
                                                                782,220
                                                            -----------
         Transport-Marine -- 0.1%
           PT Pelabuhan Indonesia II
            Senior Notes
            4.25% due 05/05/2025*..............     300,000     316,875
                                                            -----------
         Transport-Rail -- 0.2%
           Canadian National Railway Co.
            Senior Notes
            2.85% due 12/15/2021...............      56,000      56,774
           Canadian Pacific Railway Co.
            Senior Notes
            6.13% due 09/15/2115...............     110,000     164,433
           Kazakhstan Temir Zholy Finance BV
            Company Guar. Notes
            6.95% due 07/10/2042...............     300,000     401,583
                                                            -----------
                                                                622,790
                                                            -----------
         Total Foreign Corporate Bonds & Notes
            (cost $36,495,782).................              35,808,929
                                                            -----------
         FOREIGN GOVERNMENT OBLIGATIONS -- 8.3%
         Sovereign -- 8.3%
           Arab Republic of Egypt
            Senior Notes
            7.60% due 03/01/2029...............     750,000     793,620
           Arab Republic of Egypt
            Senior Notes
            8.50% due 01/31/2047...............     500,000     528,852
           Dominican Republic
            Senior Bonds
            6.85% due 01/27/2045...............     650,000     723,937
           Emirate of Abu Dhabi
            2.50% due 09/30/2029*..............     250,000     248,245
           Emirate of Abu Dhabi
            Senior Notes
            3.13% due 10/11/2027...............     750,000     787,494
           Federal Republic of Nigeria
            Senior Notes
            6.50% due 11/28/2027...............     250,000     252,670
           Federal Republic of Nigeria
            Senior Notes
            7.70% due 02/23/2038...............     260,000     264,404
           Federative Republic of Brazil
            Senior Notes
            5.63% due 01/07/2041...............     400,000     447,504
           Gabones Republic
            Senior Notes
            6.95% due 06/16/2025...............     270,000     268,450
           Government of Mongolia
            Senior Notes
            5.13% due 12/05/2022...............     320,000     319,213

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                               Principal   Value
                  Security Description         Amount(17) (Note 2)
             FOREIGN GOVERNMENT OBLIGATIONS (continued)
             Sovereign (continued)
               Government of Mongolia
                Senior Notes
                5.63% due 05/01/2023..........  $300,000  $302,998
               Government of Ukraine
                Senior Notes
                7.75% due 09/01/2023..........   300,000   315,187
               Government of Ukraine
                Senior Notes
                7.75% due 09/01/2024..........   250,000   263,750
               Government of Ukraine
                Senior Notes
                9.75% due 11/01/2028..........   600,000   687,024
               Kingdom of Bahrain
                Senior Notes
                7.00% due 10/12/2028..........   420,000   470,901
               Kingdom of Bahrain
                Senior Notes
                7.50% due 09/20/2047..........   300,000   340,800
               Kingdom of Saudi Arabia
                Senior Notes
                5.00% due 04/17/2049..........   280,000   336,778
               Oriental Republic of Uruguay
                Senior Notes
                5.10% due 06/18/2050..........   300,000   357,003
               Republic of Angola
                Senior Notes
                9.38% due 05/08/2048..........   200,000   210,789
               Republic of Argentina
                Senior Notes
                8.28% due 12/31/2033..........   280,408   137,400
               Republic of Colombia
                Senior Notes
                3.88% due 04/25/2027..........   250,000   265,128
               Republic of Colombia
                Senior Notes
                5.00% due 06/15/2045..........   230,000   269,100
               Republic of Colombia
                Senior Notes
                10.38% due 01/28/2033.........   320,000   512,000
               Republic of Ecuador
                Senior Notes
                7.88% due 01/23/2028..........   700,000   663,257
               Republic of Ecuador
                Senior Notes
                10.75% due 03/28/2022.........   430,000   468,163
               Republic of El Salvador
                Senior Notes
                6.38% due 01/18/2027..........   500,000   518,755
               Republic of Ghana
                Senior Notes
                8.13% due 03/26/2032..........   260,000   260,882
               Republic of Ghana
                Senior Notes
                8.95% due 03/26/2051..........   200,000   200,247

                                            Principal    Value
                  Security Description      Amount(17)  (Note 2)
               Sovereign (continued)
                 Republic of Ghana
                  Government Guar. Notes
                  10.75% due 10/14/2030....   $ 270,000 $342,268
                 Republic of Guatemala
                  Senior Notes
                  4.88% due 02/13/2028.....     510,000  538,693
                 Republic of Guatemala
                  Senior Notes
                  4.90% due 06/01/2030*....     200,000  211,320
                 Republic of Honduras
                  Senior Notes
                  6.25% due 01/19/2027.....     610,000  659,569
                 Republic of Hungary
                  Senior Notes
                  7.63% due 03/29/2041.....     220,000  365,222
                 Republic of Indonesia
                  Senior Notes
                  3.70% due 01/08/2022.....     300,000  308,151
                 Republic of Indonesia
                  Senior Notes
                  4.35% due 01/08/2027.....     200,000  216,920
                 Republic of Italy
                  Bonds
                  1.75% due 07/01/2024..... EUR 275,000  321,437
                 Republic of Italy
                  Bonds
                  3.00% due 08/01/2029..... EUR 110,000  144,499
                 Republic of Italy
                  Bonds
                  4.75% due 09/01/2044*.... EUR 130,000  225,394
                 Republic of Ivory Coast
                  Senior Notes
                  5.75% due 12/31/2032.....     756,800  742,292
                 Republic of Ivory Coast
                  Senior Notes
                  6.13% due 06/15/2033*....     300,000  288,779
                 Republic of Kazakhstan
                  Senior Notes
                  6.50% due 07/21/2045.....     250,000  363,245
                 Republic of Kenya
                  Senior Notes
                  6.88% due 06/24/2024.....     300,000  316,322
                 Republic of Kenya
                  Senior Notes
                  7.00% due 05/22/2027.....     250,000  259,375
                 Republic of Kenya
                  Senior Notes
                  8.25% due 02/28/2048.....     260,000  265,310
                 Republic of Lebanon
                  Senior Notes
                  6.65% due 02/26/2030.....     300,000  194,262
                 Republic of Lebanon
                  Senior Notes
                  6.85% due 03/23/2027.....     370,000  239,116
                 Republic of Lebanon
                  Senior Notes
                  8.25% due 04/12/2021.....     310,000  263,500

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                               Principal    Value
                  Security Description         Amount(17)  (Note 2)
             FOREIGN GOVERNMENT OBLIGATIONS (continued)
             Sovereign (continued)
               Republic of Panama
                Senior Notes
                3.87% due 07/23/2060..........   $ 300,000 $324,302
               Republic of Panama
                Senior Notes
                4.50% due 05/15/2047..........     300,000  356,253
               Republic of Panama
                Senior Notes
                6.70% due 01/26/2036..........     270,000  384,078
               Republic of Peru
                Senior Notes
                5.63% due 11/18/2050..........     175,000  256,377
               Republic of South Africa
                Senior Bonds
                4.88% due 04/14/2026..........     400,000  412,968
               Republic of South Africa
                Senior Notes
                5.75% due 09/30/2049..........     530,000  527,304
               Republic of Sri Lanka
                Senior Notes
                7.55% due 03/28/2030*.........     850,000  838,024
               Republic of the Philippines
                Senior Notes
                7.75% due 01/14/2031..........     360,000  541,015
               Republic of Turkey
                Senior Notes
                6.35% due 08/10/2024..........     600,000  610,680
               Republic of Turkey
                Senior Notes
                6.63% due 02/17/2045..........     200,000  191,399
               Russian Federation
                Senior Notes
                4.38% due 03/21/2029*.........     600,000  641,768
               Russian Federation
                Senior Notes
                5.25% due 06/23/2047..........     200,000  237,483
               State of Kuwait
                Senior Notes
                2.75% due 03/20/2022..........     670,000  678,375
               State of Qatar
                Senior Notes
                4.50% due 04/23/2028..........     570,000  649,459
               State of Qatar
                Senior Notes
                5.10% due 04/23/2048..........     400,000  511,000
               United Kingdom Gilt Treasury
                Bonds
                4.50% due 09/07/2034.......... GBP 100,000  188,763
               United Mexican States
                Senior Notes
                4.60% due 02/10/2048..........     350,000  374,066
               United Mexican States
                Senior Bonds
                4.75% due 03/08/2044..........     210,000  227,325

                                                   Principal    Value
                 Security Description              Amount(17)  (Note 2)
       Sovereign (continued)
         United Mexican States
          Senior Notes
          5.55% due 01/21/2045.................... $  600,000 $   724,200
                                                              -----------
       Total Foreign Government Obligations
          (cost $25,985,832)......................             26,155,064
                                                              -----------
       U.S. GOVERNMENT AGENCIES -- 27.9%
       Federal Home Loan Mtg. Corp. -- 6.4%
          2.50% due 01/01/2028....................    173,667     176,017
          2.50% due 04/01/2028....................     54,173      54,906
          2.50% due 03/01/2031....................     96,674      97,658
          2.50% due 11/01/2032....................    703,475     714,339
          3.00% due 07/01/2045....................  1,899,303   1,946,408
          3.00% due 10/01/2045....................    654,806     671,023
          3.00% due 11/01/2046....................  2,698,387   2,770,472
          3.00% due 08/01/2049....................  1,488,688   1,511,384
          3.50% due 03/01/2042....................    253,572     266,506
          3.50% due 04/01/2042....................    276,416     290,262
          3.50% due 09/01/2043....................    210,788     219,839
          3.50% due 07/01/2045....................  2,507,491   2,615,086
          3.50% due 11/01/2047....................  1,408,956   1,454,632
          3.50% due 03/01/2048....................  3,469,633   3,632,803
          3.50% due 08/01/2049....................  1,235,725   1,268,894
          4.00% due 01/01/2046....................    278,186     294,610
          4.50% due 02/01/2020....................        153         157
          4.50% due 08/01/2020....................      1,488       1,533
          4.50% due 03/01/2039....................  1,173,593   1,276,456
          4.50% due 12/01/2039....................      4,941       5,334
          5.00% due 02/01/2034....................     15,985      17,662
          5.00% due 05/01/2034....................     24,217      26,724
          5.00% due 11/01/2043....................    167,870     185,447
          5.50% due 05/01/2037....................     38,715      43,627
          6.00% due 03/01/2040....................     30,678      35,327
          6.50% due 02/01/2035....................      6,295       7,025
         Federal Home Loan Mtg. Corp. FRS
          4.02% (6 ML+1.49%)
          due 02/01/2037..........................      7,666       7,923
          4.80% (12 ML+1.88%)
          due 11/01/2037..........................     67,589      71,523
         Federal Home Loan Mtg. Corp. REMIC FRS
          Series 3572, Class JS
          4.77% (6.80%-1 ML)
          due 09/15/2039(3)(7)(8).................    278,965      38,479
         Federal Home Loan Mtg. Corp. REMIC
          Series 4740, Class BA
          3.00% due 09/15/2045(3).................    235,548     242,219
                                                              -----------
                                                               19,944,275
                                                              -----------
       Federal National Mtg. Assoc. -- 20.2%
          2.50% due 12/01/2026....................    365,299     368,908
          2.50% due 08/01/2031....................  1,579,045   1,594,295
          2.50% due 02/01/2032....................    648,939     656,522
          3.00% due 10/01/2027....................    147,296     151,096
          3.00% due 03/01/2030....................    971,925   1,001,673
          3.00% due 10/01/2030....................    155,157     159,245
          3.00% due 02/01/2033....................  1,557,562   1,595,894
          3.00% due 12/01/2042....................    103,722     106,883
          3.00% due 08/01/2046....................  3,625,178   3,719,983

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                Principal    Value
                  Security Description          Amount(17)  (Note 2)
           U.S. GOVERNMENT AGENCIES (continued)
           Federal National Mtg. Assoc. (continued)
              3.00% due 04/01/2047............. $1,821,490 $1,865,348
              3.00% due 09/01/2048.............  2,043,481  2,092,888
              3.50% due 08/01/2026.............     60,210     62,248
              3.50% due 08/01/2027.............     49,224     50,903
              3.50% due 10/01/2028.............     25,558     26,702
              3.50% due 03/01/2033.............  1,530,169  1,582,764
              3.50% due 08/01/2033.............    795,574    822,333
              3.50% due 02/01/2043.............    104,158    110,374
              3.50% due 10/01/2045.............    229,730    241,593
              3.50% due 11/01/2045.............    181,118    188,938
              3.50% due 03/01/2046.............  2,183,722  2,270,645
              3.50% due 07/01/2046.............    129,809    135,836
              3.50% due 12/01/2047.............  7,447,598  7,753,244
              3.50% due 04/01/2048.............  4,001,140  4,146,185
              3.50% due 05/01/2049.............  1,668,723  1,713,474
              4.00% due 11/01/2025.............     86,360     89,949
              4.00% due 03/01/2039.............  1,497,043  1,565,863
              4.00% due 10/01/2043.............    268,726    287,729
              4.00% due 02/01/2045.............  1,368,568  1,461,223
              4.00% due 05/01/2047.............    540,210    566,396
              4.00% due 07/01/2047.............  2,367,742  2,473,261
              4.00% due 08/01/2047.............  2,492,645  2,610,987
              4.00% due 06/01/2048.............    889,353    938,263
              4.00% due 07/01/2048.............  1,368,082  1,420,406
              4.00% due 09/01/2048.............    913,606    955,777
              4.00% due 10/01/2048.............  4,827,146  5,022,699
              4.00% due 11/01/2048.............    835,235    868,184
              4.00% due 01/01/2049.............  1,861,645  1,938,407
              4.00% due 03/01/2049.............  1,273,856  1,320,144
              4.50% due 11/01/2022.............      8,600      8,864
              4.50% due 06/01/2023.............      8,194      8,528
              4.50% due 08/01/2045.............  1,459,613  1,603,717
              4.50% due 06/01/2048.............    281,086    296,746
              4.50% due 10/01/2048.............     77,905     81,992
              4.50% due 11/01/2048.............  1,635,069  1,725,255
              4.50% due 12/01/2048.............  2,291,746  2,412,332
              4.50% due 03/01/2049.............  2,009,323  2,123,998
              5.00% due 01/01/2023.............      3,757      3,883
              5.00% due 03/01/2034.............     16,179     17,857
              5.00% due 05/01/2035.............      9,118     10,063
              5.00% due 05/01/2040.............     60,966     67,304
              5.50% due 06/01/2038.............     19,489     21,981
              6.00% due 02/01/2032.............      4,298      4,751
              6.00% due 05/01/2034.............      1,223      1,406
              6.00% due 10/01/2034.............     17,154     18,986
              7.50% due 01/01/2030.............        938        951
              8.00% due 11/01/2028.............      2,149      2,340
             Federal National Mtg. Assoc. FRS
              4.02% (6 ML+1.54%)
              due 09/01/2035...................     50,903     52,666
              4.42% (12 ML+1.57%)
              due 05/01/2037...................     13,085     13,677
              4.55% (12 ML+1.82%)
              due 10/01/2040...................     14,214     14,949
              4.55% (12 ML+1.66%)
              due 07/01/2039...................     43,101     45,146

                                                  Principal    Value
                 Security Description             Amount(17)  (Note 2)
        Federal National Mtg. Assoc. (continued)
           4.58% (1 Yr USTYCR+2.21%)
           due 10/01/2035........................ $   47,386 $    50,017
           4.67% (12 ML+1.83%)
           due 10/01/2040........................     25,175      26,346
           4.69% (12 ML+1.91%)
           due 08/01/2035........................     42,062      44,424
           4.69% (1 Yr USTYCR+2.26%)
           due 11/01/2036........................     23,320      24,655
           4.71% (12 ML+1.76%)
           due 05/01/2040........................     52,749      55,575
          Federal National Mtg. Assoc. REMIC
           Series 2018-27, Class EA
           3.00% due 05/25/2048(3)...............    349,342     359,161
           Series 2018-35, Class CD
           3.00% due 05/25/2048(3)...............    367,763     373,982
                                                             -----------
                                                              63,408,814
                                                             -----------
        Government National Mtg. Assoc. -- 1.3%
           3.00% due 05/20/2046..................  1,981,051   2,039,025
           4.50% due 10/20/2045..................  1,242,803   1,327,347
           4.50% due 04/20/2047..................    763,913     803,984
                                                             -----------
                                                               4,170,356
                                                             -----------
        Total U.S. Government Agencies
           (cost $85,784,599)....................             87,523,445
                                                             -----------
        U.S. GOVERNMENT TREASURIES -- 2.3%
        United States Treasury Bonds -- 1.0%
           2.88% due 05/15/2049..................  2,528,000   2,948,379
           3.00% due 02/15/2049..................    240,000     286,153
                                                             -----------
                                                               3,234,532
                                                             -----------
        United States Treasury Notes -- 1.3%
           1.63% due 08/15/2029..................  1,251,000   1,245,234
           1.75% due 07/31/2021..................    355,000     355,499
           2.50% due 05/31/2020..................  1,000,000   1,004,023
           2.50% due 01/31/2024..................    250,000     259,678
           2.88% due 10/31/2020..................  1,000,000   1,011,250
                                                             -----------
                                                               3,875,684
                                                             -----------
        Total U.S. Government Treasuries
           (cost $6,893,030).....................              7,110,216
                                                             -----------
        LOANS(9)(10)(11) -- 4.7%
        Applications Software -- 0.1%
          Corel Corp. FRS
           BTL
           7.09% (2 ML+5.00%)
           due 07/02/2026........................    114,673     110,803
          Project Boost Purchaser LLC FRS
           BTL-B
           coupon TBD
           due 06/01/2026........................     70,721      70,191
                                                             -----------
                                                                 180,994
                                                             -----------
        Athletic Equipment -- 0.1%
          Varsity Brands Holding Co., Inc. FRS
           1st Lien
           5.54% (1 ML+3.50%)
           due 12/15/2024........................    145,630     139,259
                                                             -----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                    Principal   Value
                   Security Description             Amount(17) (Note 2)
         LOANS(9)(10)(11) (continued)
         Auction Houses/Art Dealers -- 0.0%
           BidFair MergeRight, Inc. FRS
            BTL-B
            coupon TBD
            due 01/23/2027.........................  $ 97,177  $ 96,084
                                                               --------
         Auto Repair Centers -- 0.1%
           Mavis Tire Express Services Corp. FRS
            Delayed Draw
            5.29% (1 ML+3.25%)
            due 03/20/2025(14).....................    12,333    12,025
           Mavis Tire Express Services Corp. FRS
            Delayed Draw
            5.29% (1 ML+3.25%)
            due 03/20/2025.........................     3,582     3,492
           Mavis Tire Express Services Corp. FRS
            1st Lien
            5.29% (1 ML+3.25%)
            due 03/20/2025.........................   125,123   121,995
           Wand NewCo 3, Inc. FRS
            1st Lien
            5.54% (1 ML+3.50%)
            due 02/05/2026.........................   102,778   103,228
                                                               --------
                                                                240,740
                                                               --------
         Broadcast Services/Program -- 0.0%
           NEP Group, Inc. FRS
            BTL
            5.29% (1 ML+3.25%)
            due 10/20/2025.........................   138,950   136,084
                                                               --------
         Building & Construction-Misc. -- 0.0%
           Verra Mobility Corp. FRS
            1st Lien
            5.79% (1 ML+3.75%)
            due 02/28/2025.........................   133,800   134,246
                                                               --------
         Building Products-Air & Heating -- 0.1%
           API Heat Transfer ThermaSys Corp. FRS
            1st Lien
            8.10% (3 ML+6.00%)
            due 12/31/2023.........................   159,375   143,438
                                                               --------
         Building Products-Doors & Windows -- 0.0%
           CHI Doors Holdings Corp. FRS
            1st Lien
            5.29% (1 ML+3.25%)
            due 07/29/2022.........................   137,818   137,732
                                                               --------
         Building-Heavy Construction -- 0.0%
           USIC Holdings, Inc. FRS
            BTL
            coupon TBD
            due 12/08/2023.........................   106,735   105,845
                                                               --------
         Cable/Satellite TV -- 0.1%
           CSC Holdings LLC FRS
            BTL-B
            4.28% (1 ML+2.25%)
            due 07/17/2025.........................   124,364   124,115

                                                  Principal   Value
                   Security Description           Amount(17) (Note 2)
           Cable/Satellite TV (continued)
             CSC Holdings LLC FRS
              BTL-B
              4.53% (1 ML+2.50%)
              due 01/25/2026.....................  $152,070  $152,102
                                                             --------
                                                              276,217
                                                             --------
           Casino Hotels -- 0.1%
             Caesars Resort Collection LLC FRS
              BTL-B
              4.79% (1 ML+2.75%)
              due 12/23/2024.....................   138,939   137,997
             CityCenter Holdings LLC FRS
              BTL-B
              4.29% (1 ML+2.25%)
              due 04/18/2024.....................   139,926   140,151
                                                             --------
                                                              278,148
                                                             --------
           Casino Services -- 0.0%
             Stars Group Holdings FRS
              BTL
              5.60% (3 ML+3.50%)
              due 07/10/2025.....................   122,564   122,946
                                                             --------
           Cellular Telecom -- 0.1%
             Altice France SA FRS
              BTL-B13
              6.03% (1 ML+4.00%)
              due 08/14/2026.....................   173,688   172,928
             Numericable Group SA FRS
              BTL-B
              5.72% (1 ML+3.69%)
              due 01/31/2026.....................    38,000    37,667
             Sprint Communications, Inc. FRS
              BTL-B
              5.06% (1 ML+3.00%)
              due 02/02/2024.....................   136,818   136,419
                                                             --------
                                                              347,014
                                                             --------
           Chemicals-Diversified -- 0.1%
             Hexion, Inc. FRS
              BTL
              5.82% (3 ML+3.50%)
              due 07/01/2026.....................   140,647   140,295
                                                             --------
           Chemicals-Specialty -- 0.1%
             LTI Holdings, Inc. FRS
              1st Lien
              5.54% (1 ML+3.50%)
              due 09/06/2025.....................    47,835    45,164
             LTI Holdings, Inc. FRS
              2nd Lien
              8.79% (1 ML+6.75%)
              due 09/06/2026.....................    51,322    45,035
             Starfruit US HoldCo. LLC FRS
              BTL-B
              5.29% (1 ML+3.25%)
              due 10/01/2025.....................   139,797   136,695
                                                             --------
                                                              226,894
                                                             --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                    Principal   Value
                  Security Description              Amount(17) (Note 2)
        LOANS(9)(10)(11) (continued)
        Commercial Services-Finance -- 0.1%
          Financial & Risk US Holdings, Inc. FRS
           BTL
           5.79% (1 ML+3.75%)
           due 10/01/2025..........................  $136,629  $137,355
          MoneyGram International, Inc. FRS
           BTL
           8.04% (1 ML+6.00%)
           due 06/30/2023..........................   110,611   105,840
                                                               --------
                                                                243,195
                                                               --------
        Computer Data Security -- 0.0%
          McAfee LLC FRS
           BTL-B1
           5.79% (1 ML+3.75%)
           due 09/30/2024..........................   133,985   134,200
                                                               --------
        Computer Services -- 0.0%
          Tempo Acquisition LLC FRS
           BTL-B
           5.04% (1 ML+3.00%)
           due 05/01/2024..........................   136,949   137,326
                                                               --------
        Computer Software -- 0.1%
          Rackspace Hosting, Inc. FRS
           1st Lien
           5.29% (3 ML+3.00%)
           due 11/03/2023..........................   152,325   139,377
          Vertafore, Inc. FRS
           1st Lien
           5.29% (1 ML+3.25%)
           due 07/02/2025..........................    69,475    67,460
          Vertafore, Inc. FRS
           2nd Lien
           9.29% (1 ML+7.25%)
           due 07/02/2026..........................    72,934    71,566
                                                               --------
                                                                278,403
                                                               --------
        Consulting Services -- 0.1%
          AlixPartners LLP FRS
           BTL
           4.79% (1 ML+2.75%)
           due 04/04/2024..........................   137,939   137,988
          Stiphout Finance LLC FRS
           1st Lien
           5.04% (1 ML+3.00%)
           due 10/26/2022..........................        84        81
                                                               --------
                                                                138,069
                                                               --------
        Containers-Metal/Glass -- 0.0%
          BWAY Corp. FRS
           BTL
           5.59% (3 ML+3.25%)
           due 04/03/2024..........................   139,926   136,895
                                                               --------
        Containers-Paper/Plastic -- 0.0%
          Charter NEX US, Inc. FRS
           1st Lien
           5.05% (1 ML+3.00%)
           due 05/16/2024..........................    99,239    97,977
                                                               --------

                                                    Principal   Value
                  Security Description              Amount(17) (Note 2)
        Cosmetics & Toiletries -- 0.1%
          Sunshine Luxembourg VII SARL FRS
           BTL
           coupon TBD
           due 10/01/2026.......................... $  141,275 $141,804
                                                               --------
        Data Processing/Management -- 0.0%
          CCC Information Services, Inc. FRS
           1st Lien
           4.80% (1 ML+2.75%)
           due 04/29/2024..........................    137,942  137,277
                                                               --------
        Disposable Medical Products -- 0.2%
          Sotera Health Holdings LLC FRS
           BTL
           5.04% (1 ML+3.00%)
           due 05/15/2022..........................    548,413  540,530
                                                               --------
        Distribution/Wholesale -- 0.1%
          Fastlane Parent Co., Inc. FRS
           1st Lien
           6.60% (3 ML+4.50%)
           due 02/04/2026..........................    106,732  103,530
          Univar USA, Inc. FRS
           BTL-B3
           4.29% (1 ML+2.25%)
           due 07/01/2024..........................    139,109  139,407
                                                               --------
                                                                242,937
                                                               --------
        Diversified Operations -- 0.0%
          Travelport Finance Luxembourg SARL FRS
           BTL
           7.10% (3 ML+5.00%)
           due 05/29/2026..........................    149,796  135,097
                                                               --------
        E-Commerce/Services -- 0.0%
          RentPath LLC FRS
           2nd Lien
           11.05% (1 ML+9.00%)
           due 12/17/2022..........................  1,062,906  118,692
                                                               --------
        Electric-Generation -- 0.0%
          Vistra Operations Co. LLC FRS
           BTL
           4.04% (1 ML+2.00%)
           due 08/04/2023..........................     71,302   71,525
                                                               --------
        Electronic Components-Misc. -- 0.0%
          AI Ladder Luxembourg Subco SARL FRS
           BTL
           6.60% (3 ML+4.50%)
           due 07/09/2025..........................    135,069  123,630
                                                               --------
        Electronic Components-Semiconductors -- 0.0%
          Bright Bidco BV FRS
           BTL-B
           5.54% (1 ML+3.50%)
           due 06/30/2024..........................     58,674   27,493
          Bright Bidco BV FRS
           BTL-B
           5.60% (3 ML+3.50%)
           due 06/30/2024..........................    121,066   56,728
                                                               --------
                                                                 84,221
                                                               --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                 Principal    Value
                  Security Description           Amount(17)  (Note 2)
          LOANS(9)(10)(11) (continued)
          Enterprise Software/Service -- 0.4%
            Almonde, Inc. FRS
             1st Lien
             5.70% (2 ML+3.50%)
             due 06/13/2024.....................  $ 19,232  $   18,686
            Almonde, Inc. FRS
             1st Lien
             5.70% (6 ML+3.50%)
             due 06/13/2024.....................   124,609     121,071
            Applied Systems, Inc. FRS
             1st Lien
             5.10% (3 ML+3.00%)
             due 09/19/2024.....................   133,975     133,759
            Digicert Holdings, Inc. FRS
             BTL-B
             coupon TBD
             due 08/31/2026.....................   105,596     105,288
            Epicor Software Corp. FRS
             1st Lien
             5.30% (1 ML+3.25%)
             due 06/01/2022.....................   134,352     134,325
            Greeneden US Holdings II LLC FRS
             BTL
             5.29% (1 ML+3.25%)
             due 12/01/2023.....................   138,938     138,001
            Informatica LLC FRS
             BTL
             5.29% (1 ML+3.25%)
             due 08/05/2022.....................   138,936     139,501
            Kronos, Inc. FRS
             1st Lien
             5.25% (3 ML+3.00%)
             due 11/01/2023.....................   140,000     140,262
            MYOB US Borrower LLC FRS
             BTL
             6.04% (1 ML+4.00%)
             due 05/06/2026.....................   103,843     104,103
            Sophia LP FRS
             BTL-B
             5.35% (3 ML+3.25%)
             due 09/30/2022.....................   135,117     135,032
            Ultimate Software Group, Inc. FRS
             1st Lien
             5.79% (1 ML+3.75%)
             due 05/04/2026.....................   103,512     103,978
                                                            ----------
                                                             1,274,006
                                                            ----------
          Finance-Credit Card -- 0.0%
            Pi US Mergerco, Inc. FRS
             1st Lien
             5.29% (1 ML+3.25%)
             due 01/03/2025.....................   136,937     136,038
                                                            ----------
          Finance-Investment Banker/Broker -- 0.0%
            Deerfield Dakota Holding LLC FRS
             BTL-B
             5.29% (1 ML+3.25%)
             due 02/13/2025.....................   138,255     135,432
                                                            ----------

                                                        Principal   Value
                   Security Description                 Amount(17) (Note 2)
     Gambling (Non-Hotel) -- 0.1%
       Mohegan Tribal Gaming Authority FRS
        BTL-B
        6.04% (1 ML+4.00%)
        due 10/13/2023.................................  $151,871  $140,101
       Scientific Games International, Inc. FRS
        BTL-B5
        4.79% (1 ML+2.75%)
        due 08/14/2024.................................    27,750    27,488
       Scientific Games International, Inc. FRS
        BTL-B5
        4.90% (2 ML+2.75%)
        due 08/14/2024.................................   114,883   113,796
                                                                   --------
                                                                    281,385
                                                                   --------
     Hazardous Waste Disposal -- 0.1%
       GFL Environmental, Inc. FRS
        BTL
        5.04% (1 ML+3.00%)
        due 05/30/2025.................................   140,930   139,556
                                                                   --------
     Health Care Providers & Services -- 0.1%
       HC Group Holdings II, Inc. FRS
        BTL-B
        6.54% (1 ML+4.50%)
        due 08/06/2026.................................   140,774   140,598
                                                                   --------
     Human Resources -- 0.1%
       Team Health Holdings, Inc. FRS
        1st Lien
        4.79% (1 ML+2.75%)
        due 02/06/2024.................................   272,359   223,789
                                                                   --------
     Insurance Brokers -- 0.1%
       Alliant Holdings Intermediate LLC FRS
        BTL-B1
        5.05% (3 ML+3.00%)
        due 05/09/2025.................................   138,945   136,368
       HUB International, Ltd. FRS
        BTL-B
        5.27% (3 ML+3.00%)
        due 04/25/2025.................................   139,885   138,202
                                                                   --------
                                                                    274,570
                                                                   --------
     Insurance-Property/Casualty -- 0.1%
       Asurion LLC FRS
        BTL-B6
        5.04% (1 ML+3.00%)
        due 11/03/2023.................................   140,540   141,038
       Asurion LLC FRS
        2nd Lien
        8.54% (1 ML+6.50%)
        due 08/04/2025.................................     7,101     7,210
       Sedgwick Claims Management Services, Inc. FRS
        BTL
        5.29% (1 ML+3.25%)
        due 12/31/2025.................................   118,802   116,812
                                                                   --------
                                                                    265,060
                                                                   --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                  Principal   Value
                  Security Description            Amount(17) (Note 2)
          LOANS(9)(10)(11) (continued)
          Internet Financial Services -- 0.1%
            ION Trading Finance, Ltd. FRS
             BTL
             6.06% (3 ML+4.00%)
             due 11/21/2024......................  $143,096  $138,088
                                                             --------
          Machinery-Electrical -- 0.0%
            Brookfield WEC Holdings, Inc. FRS
             1st Lien
             5.54% (1 ML+3.50%)
             due 08/01/2025......................   102,228   102,458
                                                             --------
          Machinery-General Industrial -- 0.1%
            Shape Technologies Group, Inc. FRS
             BTL
             5.26% (3 ML+3.00%)
             due 04/21/2025......................    98,789    89,404
            Welbilt, Inc. FRS
             BTL-B
             4.54% (1 ML+2.50%)
             due 10/23/2025......................   107,000   106,666
                                                             --------
                                                              196,070
                                                             --------
          Machinery-Pumps -- 0.0%
            STS Operating, Inc. FRS
             BTL
             6.29% (1 ML+4.25%)
             due 12/11/2024......................   137,766   134,494
                                                             --------
          Medical Labs & Testing Services -- 0.1%
            Jaguar Holding Co. II FRS
             BTL
             coupon TBD
             due 08/18/2022......................   141,630   141,736
                                                             --------
          Medical-Drugs -- 0.1%
            Akorn, Inc. FRS
             BTL-B
             9.04% (1 ML+6.25%)
             due 04/16/2021(18)..................   113,198   104,142
            Alphabet Holding Co., Inc. FRS
             1st Lien
             5.54% (1 ML+3.50%)
             due 09/26/2024......................   146,001   135,051
            Bausch Health Americas, Inc. FRS
             BTL
             4.79% (1 ML+2.75%)
             due 11/27/2025......................    90,780    90,916
                                                             --------
                                                              330,109
                                                             --------
          Medical-Generic Drugs -- 0.1%
            Alvogen Pharma US, Inc. FRS
             BTL-B
             6.79% (1 ML+4.75%)
             due 04/02/2022......................   129,671   116,380
            Amneal Pharmaceuticals LLC FRS
             BTL-B
             5.56% (1 ML+3.50%)
             due 05/04/2025......................   136,960   116,415
                                                             --------
                                                              232,795
                                                             --------

                                                         Principal   Value
                  Security Description                   Amount(17) (Note 2)
   Medical-HMO -- 0.0%
     MPH Acquisition Holdings LLC FRS
      BTL-B
      4.85% (3 ML+2.75%)
      due 06/07/2023....................................  $111,027  $105,476
                                                                    --------
   Medical-Hospitals -- 0.0%
     RegionalCare Hospital Partners Holdings, Inc. FRS
      BTL-B
      coupon TBD
      due 11/17/2025....................................   106,731   106,764
                                                                    --------
   Metal Processors & Fabrication -- 0.1%
     Crosby US Acquisition Corp. FRS
      BTL-B
      6.80% (1 ML+4.75%)
      due 06/26/2026....................................   104,838   102,349
     Form Technologies LLC FRS
      BTL
      5.36% (3 ML+3.25%)
      due 01/28/2022....................................   138,909   133,005
     SEI Holdings I Corp. FRS
      1st Lien
      6.04% (1 ML+4.00%)
      due 03/27/2021....................................   141,254   139,311
                                                                    --------
                                                                     374,665
                                                                    --------
   Miscellaneous Manufacturing -- 0.0%
     Excelitas Technologies Corp. FRS
      2nd Lien
      9.83% (3 ML+7.50%)
      due 12/01/2025....................................   105,000   105,000
                                                                    --------
   Multimedia -- 0.0%
     EW Scripps Co. FRS
     BTL-B1
      4.79% (1 ML+2.75%)
      due 05/01/2026....................................   103,616   103,616
                                                                    --------
   Oil Companies-Exploration & Production -- 0.1%
     Osum Production Corp. FRS
      BTL
      11.60% (3 ML+9.50%)
      due 07/31/2022....................................   150,723   138,665
                                                                    --------
   Pharmacy Services -- 0.0%
     Change Healthcare Holdings LLC FRS
      BTL
      coupon TBD
      due 03/01/2024....................................   106,070   105,490
                                                                    --------
   Physicians Practice Management -- 0.1%
     Sound Inpatient Physicians, Inc. FRS
      1st Lien
      4.79% (1 ML+2.75%)
      due 06/27/2025....................................   148,894   147,684
                                                                    --------
   Pipelines -- 0.1%
     Blackstone CQP Holdco LP FRS
      BTL-B
      5.66% (3 ML+3.50%)
      due 09/30/2024....................................   103,479   103,932

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                        Principal   Value
                  Security Description                  Amount(17) (Note 2)
    LOANS(9)(10)(11) (continued)
    Pipelines (continued)
      Lucid Energy Group II Borrower LLC FRS
       1st Lien
       5.04% (1 ML+3.00%)
       due 02/17/2025..................................  $146,882  $137,946
      Medallion Midland Acquisition LLC FRS
       BTL
       5.29% (1 ML+3.25%)
       due 10/30/2024..................................   135,416   131,241
                                                                   --------
                                                                    373,119
                                                                   --------
    Publishing-Books -- 0.1%
      Houghton Mifflin Harcourt Publishers, Inc. FRS
       BTL
       5.04% (1 ML+3.00%)
       due 05/31/2021..................................   145,858   141,208
                                                                   --------
    Publishing-Periodicals -- 0.1%
      Meredith Corp. FRS
       BTL-B1
       4.79% (1 ML+2.75%)
       due 01/31/2025..................................   114,161   114,304
      Nielsen Finance LLC FRS
       BTL-B4
       4.04% (1 ML+2.00%)
       due 10/04/2023..................................   141,638   141,536
                                                                   --------
                                                                    255,840
                                                                   --------
    Quarrying -- 0.1%
      US Silica Co. FRS
       BTL-B
       6.06% (1 ML+4.00%)
       due 05/01/2025..................................   151,193   142,651
                                                                   --------
    Real Estate Management/Services -- 0.1%
      DTZ U. S. Borrower LLC FRS
       BTL-B
       5.29% (1 ML+3.25%)
       due 08/21/2025..................................   137,830   138,037
                                                                   --------
    Research & Development -- 0.0%
      PAREXEL International Corp. FRS
       BTL
       4.79% (1 ML+2.75%)
       due 09/27/2024..................................   129,110   122,429
                                                                   --------
    Resort/Theme Parks -- 0.0%
      SeaWorld Parks & Entertainment, Inc. FRS
       BTL-B5
       5.04% (1 ML+3.00%)
       due 03/31/2024..................................   136,878   136,621
                                                                   --------
    Retail-Petroleum Products -- 0.0%
      EG America LLC FRS
       BTL
       6.10% (3 ML+4.00%)
       due 02/07/2025..................................   137,216   135,458
                                                                   --------
    Retail-Restaurants -- 0.1%
      IRB Holding Corp. FRS
       BTL-B
       5.55% (3 ML+3.25%)
       due 02/05/2025..................................   138,942   138,218

                                                     Principal   Value
                  Security Description               Amount(17) (Note 2)
       Retail-Restaurants (continued)
         Wok Holdings, Inc. FRS
          BTL
          8.70% (6 ML+6.50%)
          due 03/01/2026............................  $110,722  $ 93,560
                                                                --------
                                                                 231,778
                                                                --------
       Retail-Sporting Goods -- 0.0%
         Bass Pro Group LLC FRS
          BTL
          7.04% (1 ML+5.00%)
          due 09/25/2024............................   134,412   129,246
                                                                --------
       Rubber/Plastic Products -- 0.0%
         Gates Global LLC FRS
          BTL-B2
          4.79% (1 ML+2.75%)
          due 04/01/2024............................   104,733   103,162
                                                                --------
       Satellite Telecom -- 0.0%
         Intelsat Jackson Holdings SA FRS
          BTL-B3
          5.80% (1 ML+3.75%)
          due 11/27/2023............................   135,000   135,135
                                                                --------
       Security Services -- 0.0%
         Prime Security Services Borrower, LLC FRS
          BTL-B1
          5.21% (1 WL+3.25%)
          due 09/23/2026............................   120,937   119,469
                                                                --------
       Soap & Cleaning Preparation -- 0.1%
         Diamond BC BV FRS
          BTL
          5.26% (3 ML+3.00%)
          due 09/06/2024............................   155,302   147,731
                                                                --------
       Software Tools -- 0.0%
         RP Crown Parent LLC FRS
          BTL
          4.80% (3 ML+2.75%)
          due 10/12/2023............................   105,728   105,675
                                                                --------
       Telecom Services -- 0.1%
         Level 3 Parent LLC FRS
          BTL-B
          4.29% (1 ML+2.25%)
          due 02/22/2024............................   135,000   135,169
         West Corp. FRS
          BTL-B1
          5.54% (1 ML+3.50%)
          due 10/10/2024............................   117,865   103,819
                                                                --------
                                                                 238,988
                                                                --------
       Telecommunication Equipment -- 0.0%
         CommScope, Inc. FRS
          BTL-B
          5.29% (1 ML+3.25%)
          due 04/06/2026............................    70,565    70,241
         CommScope, Inc. FRS
          BTL-B
          coupon TBD
          due 04/06/2026............................    35,000    34,840
                                                                --------
                                                                 105,081
                                                                --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                     Shares/
                                                    Principal    Value
                 Security Description               Amount(17)  (Note 2)
      LOANS(9)(10)(11) (continued)
      Telephone-Integrated -- 0.0%
        CenturyLink, Inc. FRS
         BTL-B
         4.79% (1 ML+2.75%)
         due 01/31/2025............................  $135,416  $   134,373
                                                               -----------
      Television -- 0.1%
        Ion Media Networks, Inc. FRS
         BTL-B1
         5.06% (1 ML+3.00%)
         due 12/18/2024............................   140,877      140,525
                                                               -----------
      Theaters -- 0.3%
        AMC Entertainment Holdings, Inc. FRS
         BTL-B
         5.23% (6 ML+3.00%)
         due 04/22/2026............................   136,687      137,257
        Cineworld, Ltd. FRS
         BTL
         4.29% (1 ML+2.25%)
         due 02/28/2025............................   140,400      139,487
        William Morris Endeavor Entertainment LLC
         FRS
         BTL-B1
         4.80% (1 ML+2.75%)
         due 05/18/2025............................   571,603      554,812
                                                               -----------
                                                                   831,556
                                                               -----------
      Transport-Truck -- 0.1%
        Pods LLC FRS
         1st Lien
         5.05% (1 ML+2.75%)
         due 12/06/2024............................   150,793      150,416
                                                               -----------
      Total Loans
         (cost $16,015,717)........................             14,819,756
                                                               -----------
      COMMON STOCKS -- 0.2%
      Building Products-Air & Heating -- 0.0%
        API Heat Transfer, Inc. +(12)..............   171,230       50,941
                                                               -----------
      Television -- 0.2%
        ION Media Networks, Inc.+(4)(12)...........       655      505,988
                                                               -----------
      Total Common Stocks
         (cost $56,512)............................                556,929
                                                               -----------
      PREFERRED SECURITIES -- 0.1%
      Building Products-Air & Heating -- 0.0%
        API Heat Transfer, Inc. Class A
         8.63%(12).................................    36,495       26,641
                                                               -----------
      Electric-Distribution -- 0.1%
        Entergy Louisiana LLC
         4.70%.....................................     5,200      133,016
                                                               -----------
      Sovereign Agency -- 0.0%
        Federal Home Loan Mtg. Corp.
         Series Z
         8.38%+....................................     5,875       76,904
                                                               -----------
      Total Preferred Securities
         (cost $257,205)...........................                236,561
                                                               -----------

                                                         Principal    Value
                  Security Description                   Amount(17)  (Note 2)
  PREFERRED SECURITIES/CAPITAL SECURITIES -- 1.6%
  Banks-Money Center -- 0.2%
    BBVA Bancomer SA
     5.13% due 01/18/2033*..............................   $ 201,000 $191,452
    National Westminster Bank PLC FRS
     1.80% (3 ME + 2.15%)
     due 01/05/2020(13)................................. EUR 300,000  323,097
                                                                     --------
                                                                      514,549
                                                                     --------
  Banks-Super Regional -- 0.1%
    Wells Fargo Capital X
     5.95% due 12/01/2086...............................     115,000  142,223
                                                                     --------
  Building & Construction-Misc. -- 0.1%
    China Minmetals Corp.
     3.75% due 11/13/2022(13)...........................     335,000  334,935
                                                                     --------
  Diversified Banking Institutions -- 0.2%
    Bank of Nova Scotia
     4.65% due 10/12/2022(13)...........................     223,000  221,383
    HSBC Holdings PLC
     6.00% due 05/22/2027(13)...........................     273,000  280,786
    JPMorgan Chase & Co.
     Series U
     6.13% due 04/30/2024(13)...........................     176,000  190,709
                                                                     --------
                                                                      692,878
                                                                     --------
  Diversified Minerals -- 0.0%
    BHP Billiton Finance, Ltd.
     5.63% due 10/22/2079............................... EUR 100,000  132,985
                                                                     --------
  Electric-Distribution -- 0.1%
    National Rural Utilities Cooperative Finance Corp.
     4.75% due 04/30/2043...............................     278,000  283,162
                                                                     --------
  Electric-Generation -- 0.2%
    Electricite de France SA
     4.13% due 01/22/2022(13)........................... EUR 300,000  348,674
    Electricite de France SA
     4.25% due 01/29/2020(13)........................... EUR 200,000  220,310
                                                                     --------
                                                                      568,984
                                                                     --------
  Electric-Integrated -- 0.1%
    Dominion Resources, Inc.
     5.75% due 10/01/2054...............................      91,000   96,563
    Gas Natural Fenosa Finance BV
     3.38% due 04/24/2024(13)........................... EUR 100,000  116,612
                                                                     --------
                                                                      213,175
                                                                     --------
  Finance-Investment Banker/Broker -- 0.0%
    Lehman Brothers Holdings Capital Trust VII
     Escrow Security
     0.00%+(4)..........................................     222,000       22
                                                                     --------
  Food-Dairy Products -- 0.1%
    Land O'Lakes Capital Trust I
     7.45% due 03/15/2028*..............................     367,000  394,525
                                                                     --------
  Gas-Distribution -- 0.1%
    Centrica PLC
     3.00% due 04/10/2076............................... EUR 200,000  221,260
                                                                     --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                    Principal
                                                     Amount/        Value
               Security Description                 Shares(17)     (Note 2)
   PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
   Insurance-Life/Health -- 0.1%
     Aviva PLC
      6.13% due 07/05/2043....................... EUR   115,000  $    146,532
     Prudential Financial, Inc.
      5.70% due 09/15/2048.......................   $   258,000       285,967
                                                                 ------------
                                                                      432,499
                                                                 ------------
   Insurance-Multi-line -- 0.0%
     Voya Financial, Inc.
      4.70% due 01/23/2048.......................        94,000        88,195
                                                                 ------------
   Medical-Drugs -- 0.1%
     Bayer AG
      3.00% due 07/01/2075....................... EUR   200,000       220,410
                                                                 ------------
   Oil Companies-Integrated -- 0.1%
     TOTAL SA
      2.71% due 05/05/2023(13)................... EUR   375,000       439,109
                                                                 ------------
   Pipelines -- 0.1%
     EnLink Midstream Partners LP
      6.00% due 12/15/2022(13)...................        67,000        47,905
     Enterprise Products Operating LLC
      5.25% due 08/16/2077.......................        59,000        58,496
     TransCanada Trust
      5.30% due 03/15/2077.......................       109,000       108,455
     TransCanada Trust
      5.63% due 05/20/2075.......................        85,000        87,338
                                                                 ------------
                                                                      302,194
                                                                 ------------
   Total Preferred Securities/Capital Securities
      (cost $4,956,709)..........................                   4,981,105
                                                                 ------------
   Total Long-Term Investment Securities
      (cost $282,548,878)........................                 284,619,922
                                                                 ------------
   SHORT-TERM INVESTMENT SECURITIES -- 8.8%
   Registered Investment Companies -- 8.5%
     State Street Institutional U.S. Government
      Money Market Fund, Premier Class
      1.88%(15)..................................    26,648,843    26,648,843
                                                                 ------------
   U.S. Government Treasuries -- 0.3%
     United States Treasury Bills
      2.37% due 04/23/2020.......................   $   385,000       381,106
      2.40% due 10/31/2019.......................       385,000       384,434
                                                                 ------------
                                                                      765,540
                                                                 ------------
   Total Short-Term Investment Securities
      (cost $27,413,006).........................                  27,414,383
                                                                 ------------
   TOTAL INVESTMENTS
      (cost $309,961,884)(16)....................          99.6%  312,034,305
   Other assets less liabilities.................           0.4     1,321,219
                                                  -------------  ------------
   NET ASSETS                                             100.0% $313,355,524
                                                  =============  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $59,400,466 representing 19.0% of net assets.
+    Non-income producing security
(1)  Commercial Mortgage Backed Security
(2) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)  Collateralized Mortgage Obligation
(4)  Securities classified as Level 3 (see Note 2).
(5)  Company has filed for bankruptcy protection.
(6)  Security in default of interest and principal at maturity.
(7)  Interest Only
(8) Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2019.
(9) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11) All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(12) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

     ++than securities for which secondary markets exist. As of September 30, 2019, the Fund held the following restricted securities:

                                                                 Value   % of
                       Acquisition         Acquisition            Per    Net
 Description              Date     Shares     Cost      Value    Share  Assets
 -----------           ----------- ------- ----------- -------- ------- ------
 Common Stocks
 API Heat Transfer,
  Inc................. 12/31/2018  171,230   56,506    $ 50,941 $  0.30  0.02%
 ION Media Networks,
  Inc................. 12/16/2016      655        6     505,988  772.50  0.16%
 Preferred Securities
 API Heat Transfer,
  Inc. Class A........ 12/31/2018   36,495   36,495      26,641    0.73  0.01%
                                                       --------          ----
                                                       $583,570          0.19%
                                                       ========          ====

(13) Perpetual maturity--maturity date reflects the next call date.
(14) All or a portion of this holding is subject to unfunded loan commitments (See Note 10).
(15) The rate shown is the 7-day yield as of September 30, 2019.
(16) See Note 5 for cost of investments on a tax basis.
(17) Denominated in United States dollars unless otherwise indicated.
(18) PIK ("Payment-in-Kind") security--Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 8.29%. The security is also currently paying interest in the form of additional loans at 0.75%.
BTL --Bank Term Loan
REMIC --Real Estate Mortgage Investment Conduit
TBD --Senior loan purchased on a when issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend
EUR --Euro Currency
GBP --British Pound

Index Legend
3    ME -- 3 Month Euribor
1    ML -- 1 Month USD LIBOR
3    ML -- 3 Month USD LIBOR
6    ML -- 6 Month USD LIBOR
12   ML -- 12 Month USD LIBOR
1    WL -- 1 Week USD LIBOR
1    Yr USTYCR -- 1 Year US Treasury Yield Curve Rate

Forward Foreign Currency Contracts

                           Contract     In Exchange    Delivery   Unrealized   Unrealized
   Counterparty           to Deliver        For          Date    Appreciation Depreciation
------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A  EUR 8,670,500 USD  9,803,387 11/07/2019   $327,481     $     --
                         EUR 5,833,651 USD  6,466,684 12/05/2019     78,163           --
                         GBP 1,930,000 USD  2,360,413 12/05/2019         --      (18,594)
                         USD   554,338 EUR    496,000 11/07/2019         --      (12,264)
                                                                   --------     --------
         Net Unrealized Appreciation/(Depreciation)....            $405,644     $(30,858)
                                                                   ========     ========

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2019 (see Note 2):

                                          Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                              Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                          --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities..................      $        --        $  8,991,365           $     --        $  8,991,365
U.S. Corporate Bonds & Notes:
  Airlines...............................               --                  --             13,223              13,223
  Finance-Investment Banker/Broker.......               --             401,440                 64             401,504
  Gambling (Non-Hotel)...................               --             252,000             28,923             280,923
  Rubber/Plastic Products................               --                  --                  0                   0
  Other Industries.......................               --          97,740,902                 --          97,740,902
Foreign Corporate Bonds & Notes:
  Special Purpose Entity.................               --                  --                  0                   0
  Other Industries.......................               --          35,808,929                 --          35,808,929
Foreign Government Obligations...........               --          26,155,064                 --          26,155,064
U.S. Government Agencies.................               --          87,523,445                 --          87,523,445
U.S. Government Treasuries...............               --           7,110,216                 --           7,110,216
Loans....................................               --          14,819,756                 --          14,819,756
Common Stocks:
  Television.............................               --                  --            505,988             505,988
  Other Industries.......................               --              50,941                 --              50,941
Preferred Securities:
  Building Products-Air & Heating........               --              26,641                 --              26,641
  Other Industries.......................          209,920                  --                 --             209,920
Preferred Securities/Capital Securities:
  Finance-Investment Banker/Broker.......               --                  --                 22                  22
  Other Industries.......................               --           4,981,083                 --           4,981,083
Short-Term Investment Securities:
  Registered Investment Companies........       26,648,843                  --                 --          26,648,843
  Other Short-Term Investment Securities.               --             765,540                 --             765,540
                                               -----------        ------------           --------        ------------
Total Investments at Value...............      $26,858,763        $284,627,322           $548,220        $312,034,305
                                               ===========        ============           ========        ============
Other Financial Instruments:+
Forward Foreign Currency Contracts.......      $        --        $    405,644           $     --        $    405,644
                                               ===========        ============           ========        ============

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts.......      $        --        $     30,858           $     --        $     30,858
                                               ===========        ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

        AIG Flexible Credit Fund
        PORTFOLIO PROFILE -- September 30, 2019 -- (unaudited)

Industry Allocation*

                  Medical-Hospitals...................... 3.2%
                  Cable/Satellite TV..................... 3.1
                  Registered Investment Companies........ 2.7
                  Real Estate Investment Trusts.......... 2.7
                  Broadcast Services/Program............. 2.6
                  Oil Companies-Exploration & Production. 2.4
                  Containers-Metal/Glass................. 2.2
                  Building-Residential/Commercial........ 2.0
                  U.S. Government Treasuries............. 2.0
                  Auto/Truck Parts & Equipment-Original.. 1.9
                  Enterprise Software/Service............ 1.9
                  Containers-Paper/Plastic............... 1.8
                  Casino Hotels.......................... 1.8
                  Medical Labs & Testing Services........ 1.7
                  Medical-Drugs.......................... 1.6
                  Building & Construction Products-Misc.. 1.6
                  Chemicals-Specialty.................... 1.4
                  Oil-Field Services..................... 1.4
                  Food-Misc./Diversified................. 1.3
                  Pipelines.............................. 1.3
                  Telephone-Integrated................... 1.3
                  Gambling (Non-Hotel)................... 1.2
                  Finance-Credit Card.................... 1.2
                  Distribution/Wholesale................. 1.2
                  Electric-Integrated.................... 1.1
                  Electric-Generation.................... 1.0
                  Computer Software...................... 1.0
                  Airlines............................... 1.0
                  Medical Information Systems............ 1.0
                  Machinery-Pumps........................ 1.0
                  Theaters............................... 1.0
                  Finance-Consumer Loans................. 1.0
                  Telecom Services....................... 1.0
                  Machinery-General Industrial........... 0.9
                  Machinery-Electrical................... 0.9
                  Building Products-Cement............... 0.9
                  Computer Services...................... 0.9
                  Finance-Mortgage Loan/Banker........... 0.9
                  Soap & Cleaning Preparation............ 0.9
                  Cellular Telecom....................... 0.9
                  Exchange-Traded Funds.................. 0.9
                  Casino Services........................ 0.8
                  Diagnostic Equipment................... 0.8
                  Rubber/Plastic Products................ 0.8
                  Security Services...................... 0.8
                  Food-Dairy Products.................... 0.8
                  Commercial Services-Finance............ 0.8
                  Aerospace/Defense-Equipment............ 0.7
                  Chemicals-Diversified.................. 0.7
                  Insurance-Property/Casualty............ 0.7
                  E-Commerce/Services.................... 0.7
                  Disposable Medical Products............ 0.7
                  Steel-Producers........................ 0.7
                  Metal Processors & Fabrication......... 0.7
                  Building-Heavy Construction............ 0.6
                  Cosmetics & Toiletries................. 0.6
                  Investment Companies................... 0.6
                  Applications Software.................. 0.6
                  Professional Sports.................... 0.6
                  Medical-Generic Drugs.................. 0.6

                  Commercial Services.................... 0.6%
                  Paper & Related Products............... 0.6
                  Data Processing/Management............. 0.6
                  Radio.................................. 0.5
                  Oil & Gas Drilling..................... 0.5
                  Diversified Manufacturing Operations... 0.5
                  Food-Retail............................ 0.5
                  Housewares............................. 0.5
                  Investment Management/Advisor Services. 0.5
                  Food-Confectionery..................... 0.5
                  Airport Development/Maintenance........ 0.5
                  Transport-Equipment & Leasing.......... 0.5
                  Consulting Services.................... 0.5
                  Diagnostic Kits........................ 0.5
                  Publishing-Periodicals................. 0.5
                  Consumer Products-Misc................. 0.4
                  Insurance-Multi-line................... 0.4
                  Retail-Sporting Goods.................. 0.4
                  Auto-Heavy Duty Trucks................. 0.4
                  Retail-Restaurants..................... 0.4
                  Food-Wholesale/Distribution............ 0.4
                  Computers-Integrated Systems........... 0.4
                  Finance-Auto Loans..................... 0.4
                  Food-Meat Products..................... 0.4
                  Appliances............................. 0.4
                  Oil Refining & Marketing............... 0.4
                  Hotels/Motels.......................... 0.4
                  Energy-Alternate Sources............... 0.4
                  Pharmacy Services...................... 0.4
                  Food-Catering.......................... 0.4
                  Telecommunication Equipment............ 0.4
                  Publishing-Books....................... 0.3
                  Independent Power Producers............ 0.3
                  Food-Flour & Grain..................... 0.3
                  Finance-Leasing Companies.............. 0.3
                  Hazardous Waste Disposal............... 0.3
                  Motion Pictures & Services............. 0.3
                  Printing-Commercial.................... 0.3
                  Veterinary Diagnostics................. 0.3
                  Retail-Convenience Store............... 0.3
                  Satellite Telecom...................... 0.3
                  Direct Marketing....................... 0.3
                  Wireless Equipment..................... 0.3
                  Computers.............................. 0.3
                  Retail-Arts & Crafts................... 0.3
                  Medical-Outpatient/Home Medical........ 0.3
                  Building & Construction-Misc........... 0.3
                  Aerospace/Defense...................... 0.3
                  Food-Baking............................ 0.3
                  Coal................................... 0.3
                  Retail-Building Products............... 0.3
                  E-Commerce/Products.................... 0.3
                  Retail-Propane Distribution............ 0.3
                  Banks-Commercial....................... 0.3
                  Retail-Major Department Stores......... 0.3
                  Banks-Super Regional................... 0.3
                  Oil Companies-Integrated............... 0.3
                  Human Resources........................ 0.3
                  Petrochemicals......................... 0.3
                  Rental Auto/Equipment.................. 0.3
                  Television............................. 0.3

        AIG Flexible Credit Fund
        PORTFOLIO PROFILE -- September 30, 2019 -- (unaudited) (continued)

Industry Allocation* (continued)

                Diversified Banking Institutions........   0.3%
                Sovereign...............................   0.2
                Metal-Diversified.......................   0.2
                Transport-Marine........................   0.2
                Diversified Minerals....................   0.2
                Athletic Equipment......................   0.2
                Non-Hazardous Waste Disposal............   0.2
                Internet Gambling.......................   0.2
                Advertising Sales.......................   0.2
                Cruise Lines............................   0.2
                Retail-Vitamins & Nutrition Supplements.   0.2
                Medical-HMO.............................   0.2
                Internet Connectivity Services..........   0.2
                Retail-Automobile.......................   0.2
                Retail-Bedding..........................   0.2
                Diversified Financial Services..........   0.2
                Chemicals-Other.........................   0.1
                Real Estate Operations & Development....   0.1
                Retail-Pet Food & Supplies..............   0.1
                Pollution Control.......................   0.1
                Medical Products........................   0.1
                Advertising Services....................   0.1
                Vitamins & Nutrition Products...........   0.1
                Recycling...............................   0.1
                Pastoral & Agricultural.................   0.1
                Research & Development..................   0.1
                Retail-Regional Department Stores.......   0.1
                                                         -----
                                                         102.7%
                                                         =====

Credit Quality+#

                               Baa........   1.7%
                               Ba.........  26.7
                               B..........  50.4
                               Caa........  13.0
                               Ca.........   0.5
                               Not Rated@.   7.7
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)


                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       ASSET BACKED SECURITIES -- 0.1%
       Diversified Financial Services -- 0.1%
         TGIF Funding LLC
          Series 2017-1A, Class A2
          6.20% due 04/30/2047*
          (cost $361,462)......................... $  374,360 $  367,139
                                                              ----------
       U.S. CORPORATE BONDS & NOTES -- 36.8%
       Aerospace/Defense-Equipment -- 0.5%
         TransDigm, Inc.
          Senior Sec. Notes
          6.25% due 03/15/2026*...................  1,755,000  1,884,431
                                                              ----------
       Applications Software -- 0.3%
         SS&C Technologies, Inc.
          Company Guar. Notes
          5.50% due 09/30/2027*...................  1,030,000  1,076,376
                                                              ----------
       Athletic Equipment -- 0.2%
         Vista Outdoor, Inc.
          Company Guar. Notes
          5.88% due 10/01/2023....................    810,000    753,300
                                                              ----------
       Auto/Truck Parts & Equipment-Original -- 0.5%
         American Axle & Manufacturing, Inc.
          Company Guar. Notes
          6.50% due 04/01/2027....................  1,700,000  1,619,250
                                                              ----------
       Banks-Commercial -- 0.3%
         Synovus Financial Corp.
          Sub. Notes
          5.90% due 02/07/2029....................    865,000    915,819
                                                              ----------
       Broadcast Services/Program -- 1.1%
         Clear Channel Worldwide Holdings, Inc.
          Senior Sec. Notes
          5.13% due 08/15/2027*...................    440,000    458,414
         Clear Channel Worldwide Holdings, Inc.
          Company Guar. Notes
          9.25% due 02/15/2024*...................    387,000    425,182
         Diamond Sports Group LLC/Diamond Sports
          Finance Co.
          Senior Sec. Notes
          5.38% due 08/15/2026*...................    460,000    477,250
         Diamond Sports Group LLC/Diamond Sports
          Finance Co.
          Company Guar. Notes
          6.63% due 08/15/2027*...................    960,000    996,000
         iHeartCommunications, Inc.
          Senior Sec. Notes
          5.25% due 08/15/2027*...................    145,000    150,800
         iHeartCommunications, Inc.
          Senior Sec. Notes
          6.38% due 05/01/2026....................    135,154    145,966
         iHeartCommunications, Inc.
          Company Guar. Notes
          8.38% due 05/01/2027....................    244,966    264,637
         Univision Communications, Inc.
          Senior Sec. Notes
          5.13% due 02/15/2025*...................    945,000    918,398
                                                              ----------
                                                               3,836,647
                                                              ----------

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     Building & Construction Products-Misc. -- 0.5%
       Owens Corning
        Senior Notes
        3.95% due 08/15/2029......................... $  820,000 $  833,752
       Patrick Industries, Inc.
        Senior Notes
        7.50% due 10/15/2027*........................    765,000    788,026
                                                                 ----------
                                                                  1,621,778
                                                                 ----------
     Building & Construction-Misc. -- 0.3%
       Weekley Homes LLC/Weekley Finance Corp.
        Senior Notes
        6.63% due 08/15/2025.........................  1,045,000  1,047,612
                                                                 ----------
     Building-Heavy Construction -- 0.2%
       New Enterprise Stone & Lime Co., Inc.
        Senior Notes
        10.13% due 04/01/2022*.......................    805,000    827,138
                                                                 ----------
     Building-Residential/Commercial -- 1.5%
       Beazer Homes USA, Inc.
        Company Guar. Notes
        5.88% due 10/15/2027.........................    560,000    542,276
       Beazer Homes USA, Inc.
        Company Guar. Notes
        6.75% due 03/15/2025.........................    720,000    734,400
       Lennar Corp.
        Company Guar. Notes
        5.25% due 06/01/2026.........................    815,000    881,219
       PulteGroup, Inc.
        Company Guar. Notes
        7.88% due 06/15/2032.........................    645,000    786,900
       TRI Pointe Group Inc./TRI Pointe Homes Inc.
        Company Guar. Notes
        5.88% due 06/15/2024.........................  1,475,000  1,570,875
       William Lyon Homes, Inc.
        Company Guar. Notes
        6.00% due 09/01/2023.........................    700,000    728,000
                                                                 ----------
                                                                  5,243,670
                                                                 ----------
     Cable/Satellite TV -- 2.3%
       Cablevision Systems Corp.
        Senior Notes
        5.88% due 09/15/2022.........................  1,255,000  1,352,262
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Senior Notes
        4.75% due 03/01/2030*........................    950,000    964,450
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Senior Notes
        5.13% due 05/01/2027*........................    825,000    861,094
       CSC Holdings LLC
        Senior Notes
        5.75% due 01/15/2030*........................  1,900,000  1,985,728
       CSC Holdings LLC
        Senior Notes
        7.50% due 04/01/2028*........................    585,000    658,798
       DISH DBS Corp.
        Company Guar. Notes
        5.00% due 03/15/2023.........................    975,000    985,042
       DISH DBS Corp.
        Company Guar. Notes
        7.75% due 07/01/2026.........................    340,000    345,950

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                        Principal    Value
                  Security Description                   Amount     (Note 2)
   U.S. CORPORATE BONDS & NOTES (continued)
   Cable/Satellite TV (continued)
     Radiate Holdco LLC/Radiate Finance, Inc.
      Senior Notes
      6.63% due 02/15/2025*............................ $  670,000 $  674,757
                                                                   ----------
                                                                    7,828,081
                                                                   ----------
   Casino Hotels -- 0.8%
     Boyd Gaming Corp.
      Company Guar. Notes
      6.00% due 08/15/2026.............................    260,000    274,276
     Boyd Gaming Corp.
      Company Guar. Notes
      6.38% due 04/01/2026.............................  1,615,000  1,711,900
     MGM Resorts International
      Company Guar. Notes
      5.75% due 06/15/2025.............................    615,000    677,453
                                                                   ----------
                                                                    2,663,629
                                                                   ----------
   Casino Services -- 0.2%
     Eldorado Resorts, Inc.
      Company Guar. Notes
      6.00% due 09/15/2026.............................    755,000    826,725
                                                                   ----------
   Cellular Telecom -- 0.3%
     Sprint Corp.
      Company Guar. Notes
      7.88% due 09/15/2023.............................    960,000  1,054,522
                                                                   ----------
   Chemicals-Diversified -- 0.3%
     Olin Corp.
      Senior Notes
      5.63% due 08/01/2029.............................  1,010,000  1,050,703
                                                                   ----------
   Chemicals-Specialty -- 0.4%
     Kraton Polymers LLC/Kraton Polymers
      Capital Corp.
      Company Guar. Notes
      7.00% due 04/15/2025*............................    835,000    870,488
     Platform Specialty Products Corp.
      Company Guar. Notes
      5.88% due 12/01/2025*............................    630,000    658,285
                                                                   ----------
                                                                    1,528,773
                                                                   ----------
   Coal -- 0.3%
     Alliance Resource Operating Partners LP/Alliance
      Resource Finance Corp.
      Company Guar. Notes
      7.50% due 05/01/2025*............................    985,000    972,688
                                                                   ----------
   Computer Services -- 0.3%
     Banff Merger Sub, Inc.
      Senior Notes
      9.75% due 09/01/2026*............................    530,000    505,885
     Exela Intermediate LLC/Exela Finance, Inc.
      Senior Sec. Notes
      10.00% due 07/15/2023*...........................    490,000    274,400
     Tempo Acquisition LLC/Tempo Acquisition
      Finance Corp.
      Senior Notes
      6.75% due 06/01/2025*............................    235,000    242,050
                                                                   ----------
                                                                    1,022,335
                                                                   ----------

                                                  Principal    Value
                 Security Description              Amount     (Note 2)
        Computers -- 0.3%
          Dell International LLC/EMC Corp.
           Senior Sec. Notes
           4.90% due 10/01/2026*................. $  495,000 $  530,592
          Dell International LLC/EMC Corp.
           Senior Sec. Notes
           5.30% due 10/01/2029*.................    505,000    550,579
                                                             ----------
                                                              1,081,171
                                                             ----------
        Computers-Integrated Systems -- 0.1%
          Everi Payments, Inc.
           Company Guar. Notes
           7.50% due 12/15/2025*.................    250,000    263,438
                                                             ----------
        Consumer Products-Misc. -- 0.2%
          Prestige Brands, Inc.
           Company Guar. Notes
           6.38% due 03/01/2024*.................    775,000    806,000
                                                             ----------
        Containers-Metal/Glass -- 0.6%
          BWAY Holding Co.
           Senior Notes
           7.25% due 04/15/2025*.................    901,000    851,715
          Greif, Inc.
           Company Guar. Notes
           6.50% due 03/01/2027*.................    610,000    646,905
          Owens-Brockway Glass Container, Inc.
           Company Guar. Notes
           6.38% due 08/15/2025*.................    665,000    704,900
                                                             ----------
                                                              2,203,520
                                                             ----------
        Containers-Paper/Plastic -- 0.3%
          Trident Merger Sub, Inc.
           Senior Notes
           6.63% due 11/01/2025*.................    790,000    691,250
          Trident TPI Holdings, Inc.
           Company Guar. Notes
           9.25% due 08/01/2024*.................    490,000    480,200
                                                             ----------
                                                              1,171,450
                                                             ----------
        Data Processing/Management -- 0.3%
          Star Merger Sub, Inc.
           Senior Notes
           10.25% due 02/15/2027*................    785,000    868,406
                                                             ----------
        Diagnostic Equipment -- 0.8%
          Avantor, Inc.
           Senior Sec. Notes
           6.00% due 10/01/2024*.................  1,155,000  1,237,617
          Avantor, Inc.
           Senior Notes
           9.00% due 10/01/2025*.................    735,000    823,200
          Ortho-Clinical Diagnostics, Inc.
           Senior Notes
           6.63% due 05/15/2022*.................    790,000    771,593
                                                             ----------
                                                              2,832,410
                                                             ----------
        Disposable Medical Products -- 0.3%
          Sotera Health Holdings LLC
           Senior Notes
           6.50% due 05/15/2023*.................    900,000    919,125
                                                             ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Distribution/Wholesale -- 0.1%
       IAA Spinco, Inc.
        Senior Notes
        5.50% due 06/15/2027*....................... $  280,000 $  295,400
                                                                ----------
     Diversified Manufacturing Operations -- 0.2%
       LSB Industries, Inc.
        Senior Sec. Notes
        9.63% due 05/01/2023*.......................    795,000    838,725
                                                                ----------
     E-Commerce/Services -- 0.3%
       GrubHub Holdings, Inc.
        Company Guar. Notes
        5.50% due 07/01/2027*.......................  1,005,000  1,025,402
                                                                ----------
     Electric-Generation -- 0.5%
       Vistra Operations Co. LLC
        Senior Sec. Notes
        4.30% due 07/15/2029*.......................    660,000    677,165
       Vistra Operations Co. LLC
        Senior Notes
        5.63% due 02/15/2027*.......................  1,145,000  1,205,742
                                                                ----------
                                                                 1,882,907
                                                                ----------
     Electric-Integrated -- 0.8%
       DPL, Inc.
        Senior Notes
        4.35% due 04/15/2029*.......................  1,735,000  1,713,760
       Talen Energy Supply LLC
        Senior Sec. Notes
        6.63% due 01/15/2028*.......................    750,000    736,875
       Talen Energy Supply LLC
        Senior Sec. Notes
        7.25% due 05/15/2027*.......................    295,000    299,808
       Texas Competitive Electric Holdings Co. LLC/
        TCEH Finance, Inc.
        Escrow Notes
        11.50% due 10/01/2020+......................  1,667,835      2,502
                                                                ----------
                                                                 2,752,945
                                                                ----------
     Energy-Alternate Sources -- 0.4%
       TerraForm Power Operating LLC
        Company Guar. Notes
        4.25% due 01/31/2023*.......................    650,000    663,000
       TerraForm Power Operating LLC
        Company Guar. Notes
        5.00% due 01/31/2028*.......................    590,000    613,600
                                                                ----------
                                                                 1,276,600
                                                                ----------
     Enterprise Software/Service -- 0.2%
       Infor US, Inc.
        Company Guar. Notes
        6.50% due 05/15/2022........................    665,000    675,806
                                                                ----------
     Finance-Consumer Loans -- 1.0%
       Navient Corp.
        Senior Notes
        5.88% due 10/25/2024........................  1,095,000  1,103,212
       Navient Corp.
        Senior Notes
        6.75% due 06/25/2025........................  1,025,000  1,057,031

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    Finance-Consumer Loans (continued)
      Springleaf Finance Corp.
       Company Guar. Notes
       6.88% due 03/15/2025........................... $  820,000 $  903,538
      Springleaf Finance Corp.
       Company Guar. Notes
       7.13% due 03/15/2026...........................    390,000    432,637
                                                                  ----------
                                                                   3,496,418
                                                                  ----------
    Finance-Mortgage Loan/Banker -- 0.3%
      Nationstar Mtg. Holdings, Inc.
       Company Guar. Notes
       8.13% due 07/15/2023*..........................    595,000    620,288
      Nationstar Mtg. LLC/Nationstar Capital Corp.
       Company Guar. Notes
       6.50% due 07/01/2021...........................    350,000    350,875
                                                                  ----------
                                                                     971,163
                                                                  ----------
    Food-Dairy Products -- 0.3%
      Chobani LLC/Chobani Finance Corp., Inc.
       Company Guar. Notes
       7.50% due 04/15/2025*..........................  1,095,000  1,048,462
                                                                  ----------
    Food-Misc./Diversified -- 0.6%
      Dole Food Co., Inc.
       Senior Sec. Notes
       7.25% due 06/15/2025*..........................  1,250,000  1,178,125
      Post Holdings, Inc.
       Company Guar. Notes
       5.00% due 08/15/2026*..........................    435,000    451,138
      Post Holdings, Inc.
       Company Guar. Notes
       5.50% due 03/01/2025*..........................    590,000    618,025
                                                                  ----------
                                                                   2,247,288
                                                                  ----------
    Food-Retail -- 0.3%
      Albertsons Cos. LLC/Safeway, Inc./New
       Albertsons LP/Albertson's LLC
       Company Guar. Notes
       5.75% due 03/15/2025...........................    705,000    724,987
      Albertsons Cos. LLC/Safeway, Inc./New
       Albertsons LP/Albertson's LLC
       Company Guar. Notes
       5.88% due 02/15/2028*..........................    155,000    164,058
      Albertsons Cos. LLC/Safeway, Inc./New
       Albertsons LP/Albertson's LLC
       Company Guar. Notes
       7.50% due 03/15/2026*..........................    145,000    161,312
                                                                  ----------
                                                                   1,050,357
                                                                  ----------
    Food-Wholesale/Distribution -- 0.1%
      Matterhorn Merger Sub LLC/Matterhorn Finance
       Sub, Inc.
       Senior Notes
       8.50% due 06/01/2026*..........................    580,000    432,100
                                                                  ----------
    Gambling (Non-Hotel) -- 0.6%
      Caesars Resort Collection LLC/CRC Finco, Inc.
       Company Guar. Notes
       5.25% due 10/15/2025*..........................    520,000    531,648

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Gambling (Non-Hotel) (continued)
         Contra CB Downey Fin
          Escrow Notes
          10.50% due 02/15/2023+.................. $  485,000 $        0
         Downstream Development Authority of the
          Quapaw Tribe of Oklahoma
          Senior Sec. Notes
          10.50% due 02/15/2023*..................    485,000    516,525
         Scientific Games International, Inc.
          Company Guar. Notes
          6.63% due 05/15/2021....................    440,000    445,500
         Scientific Games International, Inc.
          Company Guar. Notes
          8.25% due 03/15/2026*...................    380,000    403,123
         Twin River Worldwide Holdings, Inc.
          Senior Notes
          6.75% due 06/01/2027*...................    200,000    210,000
                                                              ----------
                                                               2,106,796
                                                              ----------
       Housewares -- 0.1%
         American Greetings Corp.
          Company Guar. Notes
          8.75% due 04/15/2025*...................    530,000    482,300
                                                              ----------
       Insurance-Multi-line -- 0.3%
         Acrisure LLC/Acrisure Finance, Inc.
          Senior Notes
          7.00% due 11/15/2025*...................    710,000    661,933
         Acrisure LLC/Acrisure Finance, Inc.
          Senior Sec. Notes
          8.13% due 02/15/2024*...................    320,000    344,800
                                                              ----------
                                                               1,006,733
                                                              ----------
       Internet Connectivity Services -- 0.2%
         Zayo Group LLC/Zayo Capital, Inc.
          Company Guar. Notes
          6.38% due 05/15/2025....................    600,000    617,880
                                                              ----------
       Investment Companies -- 0.6%
         Icahn Enterprises LP/Icahn Enterprises
          Finance Corp.
          Company Guar. Notes
          5.88% due 02/01/2022....................    985,000    995,466
         Icahn Enterprises LP/Icahn Enterprises
          Finance Corp.
          Company Guar. Notes
          6.25% due 05/15/2026*...................    880,000    922,900
         Icahn Enterprises LP/Icahn Enterprises
          Finance Corp.
          Company Guar. Notes
          6.38% due 12/15/2025....................    285,000    299,681
                                                              ----------
                                                               2,218,047
                                                              ----------
       Investment Management/Advisor Services -- 0.5%
         Citadel LP
          Senior Notes
          4.88% due 01/15/2027*...................  1,735,000  1,772,326
                                                              ----------

                                                        Principal   Value
                  Security Description                   Amount    (Note 2)
    Machinery-Electrical -- 0.2%
      Vertiv Intermediate Holding Corp.
       Senior Notes
       12.00% due 02/15/2022*(1)....................... $795,000  $  713,513
                                                                  ----------
    Machinery-General Industrial -- 0.2%
      RBS Global, Inc./Rexnord LLC
       Company Guar. Notes
       4.88% due 12/15/2025*...........................  775,000     796,235
                                                                  ----------
    Machinery-Pumps -- 0.2%
      Granite Holdings US Acquisition Co.
       Company Guar. Notes
       11.00% due 10/01/2027*..........................  880,000     849,200
                                                                  ----------
    Medical Information Systems -- 0.1%
      Change Healthcare Holdings LLC/Change
       Healthcare Finance, Inc.
       Senior Notes
       5.75% due 03/01/2025*...........................  340,000     345,100
                                                                  ----------
    Medical Labs & Testing Services -- 0.9%
      Catalent Pharma Solutions, Inc.
       Company Guar. Notes
       5.00% due 07/15/2027*...........................  280,000     290,500
      Charles River Laboratories International, Inc.
       Company Guar. Notes
       5.50% due 04/01/2026*...........................  350,000     372,305
      Eagle Holding Co. II LLC
       Senior Notes
       7.63% due 05/15/2022*(1)........................  910,000     916,825
      Eagle Holding Co. II LLC
       Notes
       7.75% due 05/15/2022*(1)........................  820,000     827,175
      West Street Merger Sub, Inc.
       Senior Notes
       6.38% due 09/01/2025*...........................  810,000     745,200
                                                                  ----------
                                                                   3,152,005
                                                                  ----------
    Medical-Drugs -- 0.3%
      Bausch Health Americas, Inc.
       Company Guar. Notes
       8.50% due 01/31/2027*...........................  885,000     993,235
      Endo Finance LLC/Endo Finco, Inc.
       Company Guar. Notes
       5.38% due 01/15/2023*...........................  350,000     213,500
                                                                  ----------
                                                                   1,206,735
                                                                  ----------
    Medical-Generic Drugs -- 0.1%
      Par Pharmaceutical, Inc.
       Senior Sec. Notes
       7.50% due 04/01/2027*...........................  405,000     371,081
                                                                  ----------
    Medical-HMO -- 0.2%
      Centene Corp.
       Senior Notes
       5.38% due 06/01/2026*...........................  195,000     204,019
      WellCare Health Plans, Inc.
       Senior Notes
       5.25% due 04/01/2025............................  450,000     468,562
                                                                  ----------
                                                                     672,581
                                                                  ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                  Principal    Value
                 Security Description              Amount     (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Medical-Hospitals -- 1.9%
          HCA, Inc.
           Company Guar. Notes
           5.38% due 02/01/2025.................. $1,315,000 $1,436,638
          HCA, Inc.
           Company Guar. Notes
           5.63% due 09/01/2028..................  1,415,000  1,576,734
          HCA, Inc.
           Company Guar. Notes
           5.88% due 02/01/2029..................    155,000    174,101
          Select Medical Corp.
           Company Guar. Notes
           6.25% due 08/15/2026*.................    370,000    386,650
          Surgery Center Holdings, Inc.
           Company Guar. Notes
           10.00% due 04/15/2027*................    425,000    431,375
          Tenet Healthcare Corp.
           Senior Sec. Notes
           4.88% due 01/01/2026*.................    865,000    887,706
          Tenet Healthcare Corp.
           Senior Sec. Notes
           5.13% due 11/01/2027*.................    292,000    301,738
          Tenet Healthcare Corp.
           Sec. Notes
           6.25% due 02/01/2027*.................    345,000    359,335
          Tenet Healthcare Corp.
           Senior Notes
           7.00% due 08/01/2025..................    650,000    658,125
          Tenet Healthcare Corp.
           Senior Notes
           8.13% due 04/01/2022..................    365,000    394,766
                                                             ----------
                                                              6,607,168
                                                             ----------
        Metal Processors & Fabrication -- 0.2%
          Hillman Group, Inc.
           Company Guar. Notes
           6.38% due 07/15/2022*.................    585,000    548,438
                                                             ----------
        Oil & Gas Drilling -- 0.2%
          Nabors Industries, Inc.
           Company Guar. Notes
           5.75% due 02/01/2025..................    535,000    395,900
          Rowan Cos., Inc.
           Company Guar. Notes
           5.40% due 12/01/2042..................    875,000    371,875
                                                             ----------
                                                                767,775
                                                             ----------
        Oil Companies-Exploration & Production -- 1.4%
          California Resources Corp.
           Sec. Notes
           8.00% due 12/15/2022*.................    420,000    207,900
          Callon Petroleum Co.
           Company Guar. Notes
           6.13% due 10/01/2024..................    451,345    444,575
          Chesapeake Energy Corp.
           Company Guar. Notes
           8.00% due 06/15/2027..................    965,000    656,393
          CrownRock LP/CrownRock Finance, Inc.
           Senior Notes
           5.63% due 10/15/2025*.................  1,015,000  1,021,323

                                                        Principal    Value
                  Security Description                   Amount     (Note 2)
   Oil Companies-Exploration & Production (continued)
     Denbury Resources, Inc.
      Sec. Notes
      7.75% due 02/15/2024*............................ $  580,000 $  448,050
     Denbury Resources, Inc.
      Sec. Notes
      9.25% due 03/31/2022*............................    768,000    672,000
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Senior Sec. Notes
      7.75% due 05/15/2026+*(2)........................    180,000    135,000
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Senior Sec. Notes
      8.00% due 11/29/2024+*(2)........................    170,000     62,900
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Sec. Bonds
      8.00% due 02/15/2025+*(2)........................    260,000      6,500
     Kosmos Energy,, Ltd
      Company Guar. Notes
      7.13% due 04/04/2026*............................    600,000    618,078
     Sanchez Energy Corp.
      Senior Sec. Notes
      7.25% due 02/15/2023+*(2)(3).....................    405,000    291,600
     Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
      Company Guar. Notes
      8.75% due 04/15/2023*............................    575,000    261,625
                                                                   ----------
                                                                    4,825,944
                                                                   ----------
   Oil-Field Services -- 0.6%
     CSI Compressco LP/CSI Compressco
      Finance, Inc.
      Company Guar. Notes
      7.25% due 08/15/2022.............................  1,145,000  1,035,767
     USA Compression Partners LP/USA Compression
      Finance Corp.
      Company Guar. Notes
      6.88% due 04/01/2026.............................    905,000    938,937
                                                                   ----------
                                                                    1,974,704
                                                                   ----------
   Paper & Related Products -- 0.3%
     Schweitzer-Mauduit International, Inc.
      Company Guar. Notes
      6.88% due 10/01/2026*............................  1,020,000  1,078,650
                                                                   ----------
   Petrochemicals -- 0.3%
     TPC Group, Inc.
      Senior Sec. Notes
      10.50% due 08/01/2024*...........................    827,000    862,148
                                                                   ----------
   Pipelines -- 0.8%
     American Midstream Partners LP/American
      Midstream Finance Corp.
      Company Guar. Notes
      9.50% due 12/15/2021*............................    525,000    493,500
     Cheniere Corpus Christi Holdings LLC
      Senior Sec. Notes
      5.88% due 03/31/2025.............................  1,065,000  1,184,951
     Cheniere Energy Partners LP
      Company Guar. Notes
      5.63% due 10/01/2026.............................    665,000    705,665

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Pipelines (continued)
       Targa Resources Partners LP/Targa Resources
        Partners Finance Corp.
        Company Guar. Notes
        5.88% due 04/15/2026........................ $  485,000 $  513,954
                                                                ----------
                                                                 2,898,070
                                                                ----------
     Publishing-Books -- 0.1%
       McGraw-Hill Global Education Holdings LLC/
        McGraw-Hill Global Education Finance
        Senior Notes
        7.88% due 05/15/2024*.......................    500,000    432,500
                                                                ----------
     Publishing-Periodicals -- 0.3%
       Meredith Corp.
        Company Guar. Notes
        6.88% due 02/01/2026........................  1,000,000  1,016,250
                                                                ----------
     Radio -- 0.5%
       Sirius XM Radio, Inc.
        Company Guar. Notes
        4.63% due 07/15/2024*.......................    310,000    321,417
       Sirius XM Radio, Inc.
        Company Guar. Notes
        5.50% due 07/01/2029*.......................  1,370,000  1,462,475
                                                                ----------
                                                                 1,783,892
                                                                ----------
     Real Estate Investment Trusts -- 2.1%
       ESH Hospitality, Inc.
        Company Guar. Notes
        4.63% due 10/01/2027*.......................  1,070,000  1,074,013
       ESH Hospitality, Inc.
        Company Guar. Notes
        5.25% due 05/01/2025*.......................  1,070,000  1,106,380
       Iron Mountain, Inc.
        Company Guar. Notes
        4.88% due 09/15/2029*.......................  1,100,000  1,116,830
       iStar, Inc.
        Senior Notes
        4.75% due 10/01/2024........................    250,000    254,395
       iStar, Inc.
        Senior Notes
        5.25% due 09/15/2022........................  1,170,000  1,194,862
       MGM Growth Properties Operating Partnership
        LP/MGP Finance Co-Issuer, Inc.
        Company Guar. Notes
        4.50% due 01/15/2028........................    580,000    601,750
       MGM Growth Properties Operating Partnership
        LP/MGP Finance Co-Issuer, Inc.
        Company Guar. Notes
        5.63% due 05/01/2024........................    330,000    361,763
       MGM Growth Properties Operating Partnership
        LP/MGP Finance Co-Issuer, Inc.
        Company Guar. Notes
        5.75% due 02/01/2027*.......................    370,000    415,436
       MPT Operating Partnership LP/MPT
        Finance Corp.
        Company Guar. Notes
        4.63% due 08/01/2029........................    200,000    206,000

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     Real Estate Investment Trusts (continued)
       MPT Operating Partnership LP/MPT
        Finance Corp.
        Company Guar. Notes
        5.00% due 10/15/2027......................... $  400,000 $  419,000
       Uniti Group, Inc./CSL Capital LLC
        Company Guar. Notes
        7.13% due 12/15/2024*........................    595,000    519,881
                                                                 ----------
                                                                  7,270,310
                                                                 ----------
     Rental Auto/Equipment -- 0.3%
       Avis Budget Car Rental LLC/Avis Budget
        Finance, Inc.
        Senior Notes
        5.75% due 07/15/2027*........................    835,000    861,470
                                                                 ----------
     Retail-Arts & Crafts -- 0.1%
       Michaels Stores, Inc.
        Company Guar. Notes
        8.00% due 07/15/2027*........................    360,000    360,450
                                                                 ----------
     Retail-Automobile -- 0.2%
       Sonic Automotive, Inc.
        Company Guar. Notes
        6.13% due 03/15/2027.........................    600,000    609,750
                                                                 ----------
     Retail-Building Products -- 0.0%
       Beacon Roofing Supply, Inc.
        Senior Sec. Notes
        4.50% due 11/15/2026*........................     80,000     80,800
                                                                 ----------
     Retail-Convenience Store -- 0.3%
       Cumberland Farms, Inc.
        Senior Notes
        6.75% due 05/01/2025*........................  1,025,000  1,097,775
                                                                 ----------
     Retail-Propane Distribution -- 0.3%
       Ferrellgas Partners LP/Ferrellgas Partners
        Finance Corp.
        Senior Notes
        8.63% due 06/15/2020.........................    570,000    428,925
       Suburban Propane Partners LP/Suburban Energy
        Finance Corp.
        Senior Notes
        5.50% due 06/01/2024.........................    490,000    499,800
                                                                 ----------
                                                                    928,725
                                                                 ----------
     Retail-Regional Department Stores -- 0.1%
       Neiman Marcus Group, Ltd. LLC/Neiman Marcus
        Group LLC/Mariposa Borrower/NMG
        Sec. Notes
        8.00% due 10/25/2024*........................    577,000    167,330
                                                                 ----------
     Retail-Restaurants -- 0.4%
       Golden Nugget, Inc.
        Senior Notes
        6.75% due 10/15/2024*........................    895,000    910,662
       Golden Nugget, Inc.
        Company Guar. Notes
        8.75% due 10/01/2025*........................    455,000    474,338
                                                                 ----------
                                                                  1,385,000
                                                                 ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          U.S. CORPORATE BONDS & NOTES (continued)
          Rubber/Plastic Products -- 0.0%
            Venture Holdings Co. LLC
             Company Guar. Notes
             11.00% due 06/01/2007+(3)(4)(5).... $  550,000 $        0
                                                            ----------
          Soap & Cleaning Preparation -- 0.2%
            Kronos Acquisition Holdings, Inc.
             Company Guar. Notes
             9.00% due 08/15/2023*..............    720,000    635,400
                                                            ----------
          Steel-Producers -- 0.6%
            AK Steel Corp.
             Company Guar. Notes
             7.00% due 03/15/2027...............    585,000    500,175
            AK Steel Corp.
             Senior Sec. Notes
             7.50% due 07/15/2023...............    825,000    829,125
            United States Steel Corp.
             Senior Notes
             6.25% due 03/15/2026...............    715,000    600,600
                                                            ----------
                                                             1,929,900
                                                            ----------
          Telecom Services -- 0.2%
            West Corp.
             Company Guar. Notes
             8.50% due 10/15/2025*..............    640,000    514,400
                                                            ----------
          Telecommunication Equipment -- 0.2%
            CommScope Finance LLC
             Company Guar. Notes
             8.25% due 03/01/2027*..............    640,000    623,000
                                                            ----------
          Telephone-Integrated -- 1.2%
            Cincinnati Bell, Inc.
             Company Guar. Notes
             7.00% due 07/15/2024*..............  1,075,000    994,375
            Consolidated Communications, Inc.
             Company Guar. Notes
             6.50% due 10/01/2022...............    970,000    897,250
            Frontier Communications Corp.
             Senior Notes
             8.50% due 04/15/2020...............    740,000    384,800
            Frontier Communications Corp.
             Sec. Notes
             8.50% due 04/01/2026*..............    295,000    294,971
            Frontier Communications Corp.
             Senior Notes
             11.00% due 09/15/2025..............    745,000    340,838
            Level 3 Financing, Inc.
             Company Guar. Notes
             5.25% due 03/15/2026...............    530,000    551,120
            Level 3 Financing, Inc.
             Company Guar. Notes
             5.38% due 01/15/2024...............    670,000    683,299
                                                            ----------
                                                             4,146,653
                                                            ----------
          Television -- 0.1%
            Sinclair Television Group, Inc.
             Company Guar. Notes
             5.13% due 02/15/2027*..............    250,000    251,250
                                                            ----------

                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      Theaters -- 0.3%
        Live Nation Entertainment, Inc.
         Company Guar. Notes
         5.63% due 03/15/2026*.................... $1,130,000 $  1,202,037
                                                              ------------
      Transport-Equipment & Leasing -- 0.5%
        Fortress Transportation & Infrastructure
         Investors LLC
         Senior Notes
         6.50% due 10/01/2025*....................    980,000    1,006,950
        Fortress Transportation & Infrastructure
         Investors LLC
         Senior Notes
         6.75% due 03/15/2022*....................    670,000      700,150
                                                              ------------
                                                                 1,707,100
                                                              ------------
      Wireless Equipment -- 0.3%
        ViaSat, Inc.
         Senior Notes
         5.63% due 09/15/2025*....................  1,075,000    1,083,062
                                                              ------------
      Total U.S. Corporate Bonds & Notes
         (cost $129,479,030)......................             127,873,053
                                                              ------------
      FOREIGN CORPORATE BONDS & NOTES -- 8.4%
      Aerospace/Defense -- 0.3%
        Bombardier, Inc.
         Senior Notes
         7.50% due 12/01/2024*....................    675,000      675,000
        Bombardier, Inc.
         Senior Notes
         7.88% due 04/15/2027*....................    365,000      363,485
                                                              ------------
                                                                 1,038,485
                                                              ------------
      Airlines -- 0.6%
        Norwegian Air Shuttle ASA Pass-
         Through Trust
         Series 2016-1, Class A
         Pass-Through Certs.
         4.88% due 11/10/2029*....................  2,212,351    2,150,848
                                                              ------------
      Airport Development/Maintenance -- 0.2%
        Delhi International Airport, Ltd.
         Senior Sec. Notes
         6.45% due 06/04/2029*....................    655,000      695,393
                                                              ------------
      Auto/Truck Parts & Equipment-Original -- 0.2%
        Panther BF Aggregator 2 LP/Panther
         Finance Co, Inc.
         Senior Sec. Notes
         6.25% due 05/15/2026*....................     60,000       63,150
        Panther BF Aggregator 2 LP/Panther
         Finance Co, Inc.
         Company Guar. Notes
         8.50% due 05/15/2027*....................    695,000      703,688
                                                              ------------
                                                                   766,838
                                                              ------------
      Building & Construction Products-Misc. -- 0.2%
        James Hardie International Finance DAC
         Company Guar. Notes
         4.75% due 01/15/2025*....................    655,000      674,650
                                                              ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                         Principal    Value
                  Security Description                    Amount     (Note 2)
  FOREIGN CORPORATE BONDS & NOTES (continued)
  Building-Residential/Commercial -- 0.5%
    Brookfield Residential Properties, Inc./Brookfield
     Residential US Corp.
     Company Guar. Notes
     6.25% due 09/15/2027*.............................. $1,820,000 $1,829,100
                                                                    ----------
  Cable/Satellite TV -- 0.3%
    Altice Luxembourg SA
     Company Guar. Notes
     7.75% due 05/15/2022*..............................    200,000    204,250
    Virgin Media Secured Finance PLC
     Senior Sec. Notes
     5.50% due 05/15/2029*..............................    900,000    939,375
                                                                    ----------
                                                                     1,143,625
                                                                    ----------
  Casino Services -- 0.2%
    Gateway Casinos & Entertainment, Ltd.
     Sec. Notes
     8.25% due 03/01/2024*..............................    800,000    830,000
                                                                    ----------
  Cellular Telecom -- 0.4%
    Numericable-SFR SA
     Senior Sec. Notes
     7.38% due 05/01/2026*..............................  1,200,000  1,286,652
                                                                    ----------
  Chemicals-Specialty -- 0.3%
    Alpha 3 BV/Alpha US Bidco, Inc.
     Company Guar. Notes
     6.25% due 02/01/2025*..............................    950,000    954,750
                                                                    ----------
  Containers-Metal/Glass -- 0.7%
    ARD Securities Finance SARL
     Senior Sec. Notes
     8.75% due 01/31/2023*(6)...........................    632,251    654,380
    Ardagh Packaging Finance PLC/Ardagh Holdings
     USA, Inc.
     Senior Sec. Notes
     4.13% due 08/15/2026*..............................    200,000    201,250
    Ardagh Packaging Finance PLC/Ardagh Holdings
     USA, Inc.
     Company Guar. Notes
     6.00% due 02/15/2025*..............................  1,520,000  1,589,312
                                                                    ----------
                                                                     2,444,942
                                                                    ----------
  Cruise Lines -- 0.2%
    Viking Cruises, Ltd.
     Company Guar. Notes
     5.88% due 09/15/2027*..............................    645,000    683,442
                                                                    ----------
  Diversified Financial Services -- 0.1%
    Fairstone Financial, Inc.
     Senior Notes
     7.88% due 07/15/2024*..............................    155,000    161,878
                                                                    ----------
  Diversified Manufacturing Operations -- 0.3%
    Pentair Finance SARL
     Company Guar. Notes
     4.50% due 07/01/2029...............................  1,025,000  1,063,287
                                                                    ----------
  Finance-Leasing Companies -- 0.3%
    Avolon Holdings Funding, Ltd.
     Company Guar. Notes
     4.38% due 05/01/2026*..............................  1,105,000  1,142,901
                                                                    ----------

                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   Machinery-Pumps -- 0.1%
     Titan Acquisition, Ltd./Titan Co-Borrower LLC
      Senior Notes
      7.75% due 04/15/2026*........................... $  455,000 $  426,563
                                                                  ----------
   Medical-Biomedical/Gene -- 0.0%
     Concordia International Corp.
      Senior Sec. Notes
      8.00% due 09/06/2024............................    142,000    138,095
                                                                  ----------
   Medical-Drugs -- 1.0%
     Bausch Health Cos., Inc.
      Senior Sec. Notes
      5.50% due 11/01/2025*...........................  1,180,000  1,234,693
     Bausch Health Cos., Inc.
      Senior Sec. Notes
      5.75% due 08/15/2027*...........................    585,000    632,286
     Bausch Health Cos., Inc.
      Company Guar. Notes
      7.00% due 01/15/2028*...........................    745,000    802,439
     Teva Pharmaceutical Finance Netherlands III BV
      Company Guar. Notes
      3.15% due 10/01/2026............................    505,000    353,450
     Teva Pharmaceutical Finance Netherlands III BV
      Company Guar. Notes
      6.75% due 03/01/2028............................    330,000    268,950
                                                                  ----------
                                                                   3,291,818
                                                                  ----------
   Medical-Generic Drugs -- 0.2%
     Perrigo Finance Unlimited Co.
      Company Guar. Notes
      4.38% due 03/15/2026............................    700,000    723,526
                                                                  ----------
   Metal-Diversified -- 0.2%
     Vedanta Resources PLC
      Senior Notes
      6.38% due 07/30/2022*...........................    805,000    789,906
                                                                  ----------
   Oil & Gas Drilling -- 0.2%
     Transocean, Inc.
      Company Guar. Notes
      6.80% due 03/15/2038............................    465,000    285,975
     Transocean, Inc.
      Company Guar. Notes
      7.50% due 01/15/2026*...........................    335,000    298,150
     Transocean, Inc.
      Company Guar. Notes
      9.00% due 07/15/2023*...........................    265,000    272,287
                                                                  ----------
                                                                     856,412
                                                                  ----------
   Oil Companies-Exploration & Production -- 0.3%
     Geopark, Ltd.
      Senior Sec. Notes
      6.50% due 09/21/2024*...........................    995,000  1,023,606
                                                                  ----------
   Oil Companies-Integrated -- 0.3%
     Petrobras Global Finance BV
      Company Guar. Notes
      5.30% due 01/27/2025............................    460,000    502,090

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
    FOREIGN CORPORATE BONDS & NOTES (continued)
    Oil Companies-Integrated (continued)
      Petrobras Global Finance BV
       Company Guar. Notes
       5.75% due 02/01/2029......................... $  340,000 $   374,979
                                                                -----------
                                                                    877,069
                                                                -----------
    Oil-Field Services -- 0.1%
      Weatherford International, Ltd.
       Company Guar. Notes
       8.25% due 06/15/2023+(2)(3)..................    575,000     204,125
                                                                -----------
    Paper & Related Products -- 0.2%
      Cascades, Inc.
       Company Guar. Notes
       5.50% due 07/15/2022*........................    150,000     151,875
      Cascades, Inc.
       Company Guar. Notes
       5.75% due 07/15/2023*........................    360,000     364,500
                                                                -----------
                                                                    516,375
                                                                -----------
    Pastoral & Agricultural -- 0.1%
      MHP Lux SA
       Company Guar. Notes
       6.25% due 09/19/2029*........................    200,000     192,912
                                                                -----------
    Satellite Telecom -- 0.3%
      Telesat Canada/Telesat LLC
       Senior Notes
       6.50% due 10/15/2027*........................  1,080,000   1,097,550
                                                                -----------
    Security Services -- 0.3%
      Garda World Security Corp.
       Senior Notes
       8.75% due 05/15/2025*........................    865,000     888,441
                                                                -----------
    Special Purpose Entity -- 0.0%
      Hellas Telecommunications Luxembourg II SCA
       Sub. Notes
       6.05% due 01/15/2015+*(3)(4)(5)..............  1,025,000           0
                                                                -----------
    Steel-Producers -- 0.1%
      ArcelorMittal
       Senior Notes
       6.13% due 06/01/2025.........................    445,000     500,749
                                                                -----------
    Transport-Marine -- 0.2%
      Topaz Marine SA
       Company Guar. Notes
       9.13% due 07/26/2022*........................    740,000     773,759
                                                                -----------
    Total Foreign Corporate Bonds & Notes
       (cost $30,178,010)...........................             29,167,697
                                                                -----------
    LOANS(7)(8)(9) -- 50.7%
    Advertising Sales -- 0.2%
      Clear Channel Outdoor Holdings, Inc. FRS
       BTL
       5.54% (1 ML+3.50%)
       due 08/21/2026...............................    600,000     601,500
                                                                -----------
    Advertising Services -- 0.1%
      Advantage Sales & Marketing, Inc. FRS
       1st Lien
       5.29% (1 ML+3.25%)
       due 07/23/2021...............................    355,641     331,487
                                                                -----------

                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          Aerospace/Defense-Equipment -- 0.2%
            TransDigm, Inc. FRS
             BTL-F
             4.54% (1 ML+2.50%)
             due 06/09/2023..................... $  810,096 $  807,818
                                                            ----------
          Airlines -- 0.4%
            WestJet Airlines, Ltd. FRS
             BTL-B
             coupon TBD
             due 08/06/2026.....................  1,430,000  1,439,704
                                                            ----------
          Airport Development/Maintenance -- 0.3%
            1199169 B.C. ULC FRS
             BTL-B2
             6.10% (3 ML+4.00%)
             due 04/06/2026.....................    367,133    368,739
            Dynasty Acquisition Co., Inc. FRS
             BTL-B1
             6.10% (3 ML+4.00%)
             due 04/06/2026.....................    682,867    685,855
                                                            ----------
                                                             1,054,594
                                                            ----------
          Appliances -- 0.4%
            Global Appliance, Inc. FRS
             BTL-B
             6.05% (1 ML+4.00%)
             due 09/29/2024.....................  1,334,000  1,327,330
                                                            ----------
          Applications Software -- 0.3%
            SS&C European Holdings SARL FRS
             BTL-B4
             4.29% (1 ML+2.25%)
             due 04/16/2025.....................    449,449    451,041
            SS&C Technologies, Inc. FRS
             BTL-B3
             4.29% (1 ML+2.25%)
             due 04/16/2025.....................    680,445    682,855
                                                            ----------
                                                             1,133,896
                                                            ----------
          Auto-Heavy Duty Trucks -- 0.4%
            Navistar, Inc. FRS
             BTL-B
             5.53% (1 ML+3.50%)
             due 11/06/2024.....................  1,443,025  1,436,712
                                                            ----------
          Auto/Truck Parts & Equipment-Original -- 1.2%
            Accuride Corp. FRS
             BTL
             7.35% (3 ML+5.25%)
             due 11/17/2023.....................  1,163,600    977,424
            DexKo Global, Inc. FRS
             BTL-B
             5.54% (1 ML+3.50%)
             due 07/24/2024.....................    965,372    952,500
            Panther BF Aggregator 2 LP FRS
             BTL-B
             5.54% (1 ML+3.50%)
             due 04/30/2026.....................    910,000    900,900

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                  Principal    Value
                  Security Description             Amount     (Note 2)
         LOANS(7)(8)(9) (continued)
         Auto/Truck Parts & Equipment-Original (continued)
           Tenneco, Inc. FRS
            BTL-B
            5.04% (1 ML+3.00%)
            due 10/01/2025....................... $1,617,775 $1,516,664
                                                             ----------
                                                              4,347,488
                                                             ----------
         Broadcast Services/Program -- 1.5%
           Diamond Sports Group LLC FRS
            BTL
            5.30% (1 ML+3.25%)
            due 08/24/2026.......................  1,000,000  1,004,375
           iHeartCommunications, Inc. FRS
            BTL
            6.10% (1 ML+4.00%)
            due 05/01/2026.......................    466,195    469,012
           Nexstar Broadcasting, Inc. FRS
            BTL-B4
            4.81% (3 ML+2.75%)
            due 09/18/2026.......................  1,075,000  1,079,927
           Nexstar Broadcasting, Inc. FRS
            BTL-B4
            coupon TBD
            due 09/18/2026.......................  1,070,000  1,074,904
           Univision Communications, Inc. FRS
            1st Lein
            4.79% (1 ML+2.75%)
            due 03/15/2024.......................  1,797,946  1,745,291
                                                             ----------
                                                              5,373,509
                                                             ----------
         Building & Construction Products-Misc. -- 0.9%
           AZEK Co. LLC FRS
            BTL
            5.93% (3 ML+3.75%)
            due 05/05/2024.......................  3,109,664  3,098,002
                                                             ----------
         Building Products-Cement -- 0.9%
           Quikrete Holdings, Inc. FRS
            1st Lein
            4.79% (1 ML+2.75%)
            due 11/15/2023.......................  1,011,136  1,006,502
           Summit Materials LLC FRS
            BTL
            4.04% (1 ML+2.00%)
            due 11/21/2024.......................  2,082,945  2,084,899
                                                             ----------
                                                              3,091,401
                                                             ----------
         Building-Heavy Construction -- 0.4%
           Brand Industrial Services, Inc. FRS
            BTL
            6.35%-6.51% (3 ML+4.25%)
            due 06/21/2024.......................    776,375    755,671
           Brand Industrial Services, Inc. FRS
            BTL
            6.52% (2 ML+4.25%)
            due 06/21/2024.......................    684,988    666,721
                                                             ----------
                                                              1,422,392
                                                             ----------

                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   Cable/Satellite TV -- 0.5%
     CSC Holdings LLC FRS
      BTL
      4.28% (1 ML+2.25%)
      due 01/15/2026.................................. $  706,450 $  705,125
     Radiate Holdco LLC FRS
      BTL
      5.04% (1 ML+3.00%)
      due 02/01/2024..................................    908,142    903,602
                                                                  ----------
                                                                   1,608,727
                                                                  ----------
   Casino Hotels -- 1.0%
     Caesars Resort Collection LLC FRS
      BTL-B
      4.79% (1 ML+2.75%)
      due 12/23/2024..................................  1,711,485  1,699,871
     CityCenter Holdings LLC FRS
      BTL-B
      4.29% (1 ML+2.25%)
      due 04/18/2024..................................  1,307,666  1,309,767
     Golden Nugget, Inc. FRS
      BTL-B
      4.79% -4.81%(1 ML+2.75%)
      due 10/04/2023..................................    585,874    584,246
                                                                  ----------
                                                                   3,593,884
                                                                  ----------
   Casino Services -- 0.4%
     Gateway Casinos & Entertainment Ltd. FRS
      BTL
      5.10% (3 ML+3.00%)
      due 03/13/2025..................................    543,125    534,639
     Stars Group Holdings FRS
      BTL
      5.60% (3 ML+3.50%)
      due 07/10/2025..................................    890,612    893,389
                                                                  ----------
                                                                   1,428,028
                                                                  ----------
   Cellular Telecom -- 0.2%
     Altice France SA FRS
      BTL-B13
      6.03% (1 ML+4.00%)
      due 08/14/2026..................................    645,125    642,303
                                                                  ----------
   Chemicals-Diversified -- 0.4%
     Ascend Performance Materials Operations LLC FRS
      BTL-B
      7.35% (3 ML+5.25%)
      due 08/27/2026..................................    415,000    415,000
     Hexion, Inc. FRS
      BTL
      5.82% (3 ML+3.50%)
      due 07/01/2026..................................  1,052,363  1,049,732
                                                                  ----------
                                                                   1,464,732
                                                                  ----------
   Chemicals-Other -- 0.1%
     US Salt LLC FRS
      BTL-B
      6.79% (1 ML+4.75%)
      due 01/16/2026..................................    472,625    473,216
                                                                  ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       LOANS(7)(8)(9) (continued)
       Chemicals-Specialty -- 0.7%
         Kraton Polymers LLC FRS
          BTL
          4.54% (1 ML+2.50%)
          due 03/05/2025.......................... $  298,202 $  297,308
         OMNOVA Solutions, Inc. FRS
          BTL-B2
          5.29% (1 ML+3.25%)
          due 08/25/2023..........................  1,350,317  1,350,317
         Platform Specialty Products Corp. FRS
          BTL
          4.29% (1 ML+2.25%)
          due 01/30/2026..........................    898,213    900,738
                                                              ----------
                                                               2,548,363
                                                              ----------
       Commercial Services -- 0.6%
         Atlantic Aviation FBO, Inc. FRS
          BTL-B
          5.80% (1 ML+3.75%)
          due 12/06/2025..........................    223,313    224,708
         CPI Acquisition, Inc. FRS
          1st Lein
          6.71% (3 ML+4.50%)
          due 08/17/2022..........................  1,820,685  1,347,307
         Fleet U.S. Bidco, Inc. FRS
          BTL-B
          coupon TBD
          due 10/07/2026..........................    400,000    401,500
                                                              ----------
                                                               1,973,515
                                                              ----------
       Commercial Services-Finance -- 0.8%
         Financial & Risk US Holdings, Inc. FRS
          BTL
          5.79% (1 ML+3.75%)
          due 10/01/2025..........................  1,389,500  1,396,881
         Trans Union LLC FRS
          BTL-B4
          4.05% (1 ML+2.00%)
          due 06/19/2025..........................    281,438    282,259
         WEX, Inc. FRS
          BTL-B3
          4.29% (1 ML+2.25%)
          due 05/15/2026..........................    940,275    944,271
                                                              ----------
                                                               2,623,411
                                                              ----------
       Computer Services -- 0.6%
         DynCorp International, Inc. FRS
          BTL-B
          8.03% (1 ML+6.00%)
          due 08/18/2025..........................    560,000    546,000
         Presidio LLC FRS
          BTL-B
          4.79% (1 ML+2.75%)
          due 02/02/2024..........................     14,831     14,849
         Presidio LLC FRS
          BTL-B
          4.85%-5.07% (3 ML+2.75%)
          due 02/02/2024..........................    531,404    532,069

                                                Principal    Value
                 Security Description            Amount     (Note 2)
          Computer Services (continued)
            Tempo Acquisition LLC FRS
             BTL-B
             5.04% (1 ML+3.00%)
             due 05/01/2024.................... $  962,838 $  965,485
                                                           ----------
                                                            2,058,403
                                                           ----------
          Computer Software -- 1.0%
            Rackspace Hosting, Inc. FRS
             1st Lien
             5.29% (3 ML+3.00%)
             due 11/03/2023....................    892,005    816,185
            Vertafore, Inc. FRS
             1st Lein
             5.29% (1 ML+3.25%)
             due 07/02/2025....................  2,858,400  2,775,506
                                                           ----------
                                                            3,591,691
                                                           ----------
          Computers-Integrated Systems -- 0.3%
            Everi Payments, Inc. FRS
             BTL-B
             5.04% (1 ML+3.00%)
             due 05/09/2024....................  1,100,596  1,100,981
                                                           ----------
          Consulting Services -- 0.5%
            AlixPartners LLP FRS
             BTL
             4.79% (1 ML+2.75%)
             due 04/04/2024....................  1,688,129  1,688,731
                                                           ----------
          Consumer Products-Misc. -- 0.2%
            Edgewell Personal Care Co. FRS
             BTL-B
             coupon TBD
             due 09/19/2026....................    830,000    821,700
                                                           ----------
          Containers-Metal/Glass -- 0.9%
            Anchor Glass Container Corp. FRS
             1st Lien
             4.79%-4.81% (1 ML+2.75%)
             due 12/07/2023....................    575,787    451,993
            Anchor Glass Container Corp. FRS
             2nd Lien
             9.81% (1 ML+7.75%)
             due 12/07/2024....................    796,000    398,000
            Berlin Packaging LLC FRS
             1st Lein
             5.05%-5.11% (1 ML+3.00%)
             due 11/07/2025....................    974,172    955,906
            Berlin Packaging LLC FRS
             1st Lein
             5.11% (3 ML+3.00%)
             due 11/07/2025....................     18,266     17,923
            BWAY Corp. FRS
             BTL
             5.59% (3 ML+3.25%)
             due 04/03/2024....................  1,241,425  1,214,527
                                                           ----------
                                                            3,038,349
                                                           ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      LOANS(7)(8)(9) (continued)
      Containers-Paper/Plastic -- 1.5%
        Berry Global, Inc. FRS
         BTL-U
         4.55% (1 ML+2.50%)
         due 07/01/2026............................. $  852,863 $  856,449
        Kloeckner Pentaplast of America, Inc. FRS
         BTL
         6.29% (1 ML+4.25%)
         due 06/30/2022.............................  1,930,600  1,666,750
        LABL, Inc. FRS
         BTL
         6.60% (1 ML+4.50%)
         due 07/01/2026.............................    530,000    531,590
        Patriot Container Corp. FRS
         1st Lein
         5.54% (1 ML+3.50%)
         due 03/20/2025.............................    379,225    375,907
        Reynolds Group Holdings, Inc. FRS
         BTL
         4.79% (1 ML+2.75%)
         due 02/05/2023.............................  1,095,217  1,096,072
        Trident TPI Holdings, Inc. FRS
         BTL-B1
         5.29% (1 ML+3.25%)
         due 10/17/2024.............................    614,740    592,199
                                                                ----------
                                                                 5,118,967
                                                                ----------
      Cosmetics & Toiletries -- 0.6%
        Parfums Holding Co., Inc. FRS
         1st Lien
         6.37% (3 ML+4.25%)
         due 06/30/2024.............................  1,099,981  1,093,565
        Revlon Consumer Products Corp. FRS
         BTL-B
         5.60% (1 ML+3.50%)
         due 09/07/2023.............................      2,077      1,577
        Revlon Consumer Products Corp. FRS
         BTL-B
         5.62% (3 ML+3.50%)
         due 09/07/2023.............................    803,726    610,330
        Sunshine Luxembourg VII SARL FRS
         BTL
         coupon TBD
         due 10/01/2026.............................    535,000    537,006
                                                                ----------
                                                                 2,242,478
                                                                ----------
      Data Processing/Management -- 0.3%
        Dun & Bradstreet Corp. FRS
         BTL
         7.05% (1 ML+5.00%)
         due 02/06/2026.............................    955,000    960,969
                                                                ----------
      Diagnostic Kits -- 0.5%
        Ortho-Clinical Diagnostics SA FRS
         BTL
         5.56% (3 ML+3.25%)
         due 06/30/2025.............................  1,659,245  1,602,208
                                                                ----------

                                                        Principal    Value
                  Security Description                   Amount     (Note 2)
   Direct Marketing -- 0.3%
     Red Ventures LLC FRS
      BTL-B1
      5.04% (1 ML+3.00%)
      due 11/08/2024................................... $1,086,420 $1,089,815
                                                                   ----------
   Disposable Medical Products -- 0.4%
     Sotera Health Holdings LLC FRS
      BTL
      5.04% (1 ML+3.00%)
      due 05/15/2022...................................    652,850    643,465
     Sotera Health Holdings LLC FRS
      BTL
      5.57% (1 ML+3.50%)
      due 05/15/2022...................................    902,738    898,788
                                                                   ----------
                                                                    1,542,253
                                                                   ----------
   Distribution/Wholesale -- 1.1%
     American Builders & Contractors Supply Co., Inc.
      FRS
      BTL-B2
      4.04% (1 ML+2.00%)
      due 10/31/2023...................................  2,439,867  2,436,512
     Spin Holdco, Inc. FRS
      BTL-B1
      5.57% (3 ML+3.25%)
      due 11/14/2022...................................    625,129    613,017
     Univar USA, Inc. FRS
      BTL-B3
      4.29% (1 ML+2.25%)
      due 07/01/2024...................................    645,589    646,972
                                                                   ----------
                                                                    3,696,501
                                                                   ----------
   Diversified Minerals -- 0.2%
     Covia Holdings Corp. FRS
      BTL
      6.31% (3 ML+4.00%)
      due 06/01/2025...................................    932,220    756,962
                                                                   ----------
   E-Commerce/Products -- 0.3%
     Rodan & Fields LLC FRS
      BTL
      6.03% (1 ML+4.00%)
      due 06/16/2025...................................  1,135,625    953,925
                                                                   ----------
   E-Commerce/Services -- 0.4%
     Hoya Midco LLC FRS
      1st Lein
      5.54% (1 ML+3.50%)
      due 06/30/2024...................................  1,468,550  1,444,686
                                                                   ----------
   Electric-Generation -- 0.5%
     APLP Holdings LP FRS
      BTL-B
      4.79% (1 ML+2.75%)
      due 04/13/2023...................................    811,429    810,414
     TEX Operations Co., Ltd. FRS
      BTL
      4.04% (1 ML+2.00%)
      due 08/04/2023...................................    521,521    523,151

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                  Principal    Value
                 Security Description              Amount     (Note 2)
        LOANS(7)(8)(9) (continued)
        Electric-Generation (continued)
          Vistra Operations Co. LLC FRS
           BTL
           4.02%-4.04% (1 ML+2.00%)
           due 12/31/2025........................ $  537,950 $  539,211
                                                             ----------
                                                              1,872,776
                                                             ----------
        Electric-Integrated -- 0.3%
          Talen Energy Supply LLC FRS
           BTL-B
           5.79% (1 ML+3.75%)
           due 07/08/2026........................    915,000    911,569
                                                             ----------
        Enterprise Software/Service -- 1.7%
          Air Newco LLC FRS
           BTL-B
           coupon TBD
           due 10/09/2026........................    465,000    460,350
          APi Group De, Inc. FRS
           BTL-B
           coupon TBD
           due 10/01/2026........................    440,000    441,100
          Applied Systems, Inc. FRS
           1st Lein
           5.10% (3 ML+3.00%)
           due 09/19/2024........................    295,188    294,713
          Applied Systems, Inc. FRS
           2nd Lien
           9.10% (3 ML+7.00%)
           due 09/19/2025........................    205,000    206,922
          Banff Merger Sub, Inc. FRS
           BTL
           6.29% (1 ML+4.25%)
           due 10/02/2025........................  2,103,267  2,023,408
          Kronos, Inc. FRS
           1st Lien
           5.25% (3 ML+3.00%)
           due 11/01/2023........................  2,167,849  2,171,914
          Kronos, Inc. FRS
           2nd Lien
           10.50% (3 ML+8.25%)
           due 11/01/2024........................    440,000    445,775
                                                             ----------
                                                              6,044,182
                                                             ----------
        Finance-Auto Loans -- 0.4%
          Capital Automotive LP FRS
           1st Lein
           4.55% (1 ML+2.50%)
           due 03/24/2024........................    696,167    696,167
          Capital Automotive LP FRS
           2nd Lien
           8.04% (1 ML+6.00%)
           due 03/24/2025........................    657,272    658,093
                                                             ----------
                                                              1,354,260
                                                             ----------
        Finance-Credit Card -- 1.2%
          Blackhawk Network Holdings, Inc. FRS
           1st Lien
           5.04% (1 ML+3.00%)
           due 06/15/2025........................  1,482,631  1,476,452

                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       Finance-Credit Card (continued)
         Pi US Mergerco, Inc. FRS
          BTL-B1
          5.29% (1 ML+3.25%)
          due 01/03/2025.......................... $2,669,855 $2,652,335
                                                              ----------
                                                               4,128,787
                                                              ----------
       Finance-Mortgage Loan/Banker -- 0.6%
         Ellie Mae, Inc. FRS
          BTL
          6.04% (1 ML+4.00%)
          due 04/17/2026..........................  1,240,000  1,240,517
         Walter Investment Management Corp. FRS
          BTL-B
          8.52% due 06/30/2022+(2)(3)(4)..........  2,121,593    835,908
                                                              ----------
                                                               2,076,425
                                                              ----------
       Food-Baking -- 0.3%
         Hostess Brands LLC FRS
          BTL-B
          4.29% (1 ML+2.25%)
          due 08/03/2022..........................    316,961    316,565
         Hostess Brands LLC FRS
          BTL-B
          4.37%-4.51% (3 ML+2.25%)
          due 08/03/2022..........................    714,611    713,718
                                                              ----------
                                                               1,030,283
                                                              ----------
       Food-Catering -- 0.4%
         TKC Holdings, Inc. FRS
          1st Lein
          5.80% (1 ML+3.75%)
          due 02/01/2023..........................  1,295,629  1,270,796
                                                              ----------
       Food-Confectionery -- 0.5%
         Shearer's Foods LLC FRS
          BTL-B
          coupon TBD
          due 03/30/2022..........................  1,270,000  1,265,631
         Shearer's Foods LLC FRS
          2nd Lien
          coupon TBD
          due 06/30/2022..........................    500,000    495,625
                                                              ----------
                                                               1,761,256
                                                              ----------
       Food-Dairy Products -- 0.5%
         Chobani LLC FRS
          1st Lein
          5.54% (1 ML+3.50%)
          due 10/10/2023..........................    715,575    707,824
         Milk Specialties Co. FRS
          BTL
          6.04% (1 ML+4.00%)
          due 08/16/2023..........................    976,617    937,552
                                                              ----------
                                                               1,645,376
                                                              ----------
       Food-Flour & Grain -- 0.3%
         CHG PPC Parent LLC FRS
          BTL-B
          4.79% (1 ML+2.75%)
          due 03/31/2025..........................  1,145,899  1,143,034
                                                              ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       LOANS(7)(8)(9) (continued)
       Food-Meat Products -- 0.4%
         JBS USA LUX SA FRS
          BTL-B
          4.55% (1 ML+2.50%)
          due 05/01/2026........................... $1,328,325 $1,334,136
                                                               ----------
       Food-Misc./Diversified -- 0.7%
         Dole Food Co., Inc. FRS
          BTL-B
          4.79%-4.80% (1 ML+2.75%)
          due 04/06/2024...........................    342,508    337,884
         H-Food Holdings LLC FRS
          1st Lien
          5.73% (1 ML+3.69%)
          due 05/23/2025...........................    967,750    904,846
         Sigma Bidco BV FRS
          BTL-B2
          5.32% (3 ML+3.00%)
          due 07/02/2025...........................  1,218,066  1,211,468
                                                               ----------
                                                                2,454,198
                                                               ----------
       Food-Retail -- 0.2%
         Albertson's LLC FRS
          BTL-B7
          4.79% (1 ML+2.75%)
          due 11/17/2025...........................    539,680    542,800
         Albertson's LLC FRS
          BTL-B
          4.79% (1 ML+2.75%)
          due 08/17/2026...........................    272,289    273,820
                                                               ----------
                                                                  816,620
                                                               ----------
       Food-Wholesale/Distribution -- 0.3%
         Sage BorrowCo LLC FRS
          BTL-B
          6.85% (3 ML+4.75%)
          due 06/20/2026...........................    498,750    500,309
         US Foods, Inc. FRS
          BTL-B
          coupon TBD
          due 09/13/2026...........................    445,000    446,321
                                                               ----------
                                                                  946,630
                                                               ----------
       Gambling (Non-Hotel) -- 0.6%
         PCI Gaming Authority FRS
          BTL
          5.04% (1 ML+3.00%)
          due 05/29/2026...........................  1,142,138  1,146,706
         Scientific Games International, Inc. FRS
          BTL-B5
          4.79% (1 ML+2.75%)
          due 08/14/2024...........................    179,180    177,484
         Scientific Games International, Inc. FRS
          BTL-B5
          4.90% (2 ML+2.75%)
          due 08/14/2024...........................    741,795    734,775
                                                               ----------
                                                                2,058,965
                                                               ----------

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    Hazardous Waste Disposal -- 0.3%
      GFL Environmental, Inc. FRS
       BTL
       5.04% (1 ML+3.00%)
       due 05/30/2025................................ $1,128,571 $1,117,568
                                                                 ----------
    Hotels/Motels -- 0.4%
      Playa Resorts Holding BV FRS
       BTL
       4.79% (1 ML+2.75%)
       due 04/29/2024................................  1,342,776  1,302,493
                                                                 ----------
    Housewares -- 0.4%
      American Greetings Corp. FRS
       BTL
       6.54% (1 ML+4.50%)
       due 04/06/2024................................    647,060    643,016
      Libbey Glass, Inc. FRS
       BTL
       5.04% (1 ML+3.00%)
       due 04/09/2021................................    856,718    654,318
                                                                 ----------
                                                                  1,297,334
                                                                 ----------
    Human Resources -- 0.3%
      CHG Healthcare Services, Inc. FRS
       1st Lien
       5.04% (1 ML+3.00%)
       due 06/07/2023................................    877,636    875,003
                                                                 ----------
    Independent Power Producers -- 0.3%
      Calpine Corp. FRS
       BTL-B1
       4.86% (3 ML+2.75%)
       due 04/05/2026................................  1,201,988  1,205,494
                                                                 ----------
    Insurance-Property/Casualty -- 0.7%
      Sedgwick Claims Management Services, Inc. FRS
       BTL
       5.29% (1 ML+3.25%)
       due 12/31/2025................................  2,547,491  2,504,821
                                                                 ----------
    Internet Gambling -- 0.2%
      GVC Holdings PLC FRS
       BTL-B2
       4.45% (6 ML+2.25%)
       due 03/29/2024................................    743,675    743,907
                                                                 ----------
    Machinery-Electrical -- 0.7%
      Brookfield WEC Holdings, Inc. FRS
       1st Lien
       5.54% (1 ML+3.50%)
       due 08/01/2025................................  1,614,483  1,618,116
      Vertiv Group Corp. FRS
       BTL-B
       6.04% (1 ML+4.00%)
       due 11/30/2023................................  1,010,000    958,659
                                                                 ----------
                                                                  2,576,775
                                                                 ----------
    Machinery-General Industrial -- 0.7%
      Gardner Denver, Inc. FRS
       BTL-B
       4.79% (1 ML+2.75%)
       due 07/30/2024................................  1,422,128  1,425,264

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                               Principal    Value
                  Security Description          Amount     (Note 2)
            LOANS(7)(8)(9) (continued)
            Machinery-General Industrial (continued)
              Zodiac Pool Solutions LLC FRS
               BTL
               4.29% (1 ML+2.25%)
               due 07/02/2025................. $1,146,793 $1,147,151
                                                          ----------
                                                           2,572,415
                                                          ----------
            Machinery-Pumps -- 0.7%
              NN, Inc. FRS
               BTL
               5.30% (1 ML+3.25%)
               due 04/02/2021.................    508,500    499,601
              NN, Inc. FRS
               BTL-B
               5.79% (1 ML+3.75%)
               due 10/19/2022.................    703,342    691,034
              Titan Acquisition, Ltd. FRS
               BTL
               5.04% (1 ML+3.00%)
               due 03/28/2025.................  1,121,507  1,073,375
                                                          ----------
                                                           2,264,010
                                                          ----------
            Medical Information Systems -- 0.9%
              Emerald TopCo, Inc. FRS
               BTL
               5.54% (1 ML+3.50%)
               due 07/24/2026.................    530,000    527,681
              IQVIA, Inc. FRS
               BTL-B
               3.85% (3 ML+1.75%)
               due 06/11/2025.................  1,283,750  1,284,954
              Navicure, Inc. FRS
               BTL-B
               coupon TBD
               due 09/18/2026.................    305,000    303,475
              Zelis Healthcare Corp. FRS
               BTL-B
               coupon TBD
               due 09/30/2026.................  1,105,000  1,095,332
                                                          ----------
                                                           3,211,442
                                                          ----------
            Medical Labs & Testing Services -- 0.8%
              Envision Healthcare Corp. FRS
               1st Lien
               5.79% (1 ML+3.75%)
               due 10/10/2025.................  1,942,986  1,582,723
              Explorer Holdings, Inc. FRS
               BTL
               3.75% (3 ML+3.75%)
               due 05/02/2023.................    258,977    258,653
              Jaguar Holding Co. II FRS
               BTL
               4.54% (1 ML+2.50%)
               due 08/18/2022.................    874,849    875,506
                                                          ----------
                                                           2,716,882
                                                          ----------

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    Medical Products -- 0.1%
      Greatbatch, Ltd. FRS
       BTL-B
       5.05% (1 ML+3.00%)
       due 10/27/2022................................ $  387,980 $  389,193
                                                                 ----------
    Medical-Biomedical/Gene -- 0.0%
      Aldevron LLC FRS
       BTL-B
       coupon TBD
       due 09/19/2026................................    130,000    130,325
                                                                 ----------
    Medical-Drugs -- 0.3%
      Bausch Health Americas, Inc. FRS
       BTL
       5.04% (1 ML+3.00%)
       due 06/02/2025................................    925,177    928,481
                                                                 ----------
    Medical-Generic Drugs -- 0.3%
      Amneal Pharmaceuticals LLC FRS
       BTL-B
       5.56% (1 ML+3.50%)
       due 05/04/2025................................  1,051,441    893,725
                                                                 ----------
    Medical-Hospitals -- 1.3%
      Accelerated Health Systems LLC FRS
       BTL
       5.54% (1 ML+3.50%)
       due 10/31/2025................................    878,362    878,362
      AHP Health Partners, Inc. FRS
       BTL
       6.54% (1 ML+4.50%)
       due 06/30/2025................................    992,438    993,988
      RegionalCare Hospital Partners Holdings, Inc.
       FRS
       BTL-B
       6.55% (1 ML+4.50%)
       due 11/17/2025................................  1,121,525  1,121,875
      Select Medical Corp. FRS
       BTL-B
       4.54% (1 ML+2.50%)
       due 03/06/2025................................        702        702
      Select Medical Corp. FRS
       BTL-B
       4.58% (3 ML+2.50%)
       due 03/06/2025................................    859,423    858,886
      Surgery Center Holdings, Inc. FRS
       BTL
       5.30% (1 ML+3.25%)
       due 09/02/2024................................    720,300    702,968
                                                                 ----------
                                                                  4,556,781
                                                                 ----------
    Medical-Outpatient/Home Medical -- 0.3%
      21st Century Oncology, Inc. FRS
       BTL-B
       8.46% (3 ML+6.13%)
       due 01/16/2023................................    356,685    316,113
      Gentiva Health Services, Inc. FRS
       BTL-B
       5.81% (1 ML+3.75%)
       due 07/02/2025................................    528,665    531,308

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                 Principal    Value
                 Security Description             Amount     (Note 2)
         LOANS(7)(8)(9) (continued)
         Medical-Outpatient/Home Medical (continued)
           National Mentor Holdings, Inc. FRS
            1st Lien
            6.30% (1 ML+4.25%)
            due 03/09/2026...................... $  215,467 $  215,378
           National Mentor Holdings, Inc. FRS
            BTL-C
            6.30% (1 ML+4.25%)
            due 03/09/2026......................     13,450     13,444
                                                            ----------
                                                             1,076,243
                                                            ----------
         Metal Processors & Fabrication -- 0.5%
           Crosby US Acquisition Corp. FRS
            BTL-B
            6.80% (1 ML+4.75%)
            due 06/26/2026......................    798,000    779,047
           Sabre Industries, Inc. FRS
            BTL
            6.31% (1 ML+4.25%)
            due 04/15/2026......................  1,032,413  1,034,994
                                                            ----------
                                                             1,814,041
                                                            ----------
         Motion Pictures & Services -- 0.3%
           Delta 2 Lux SARL FRS
            BTL-B3
            4.54% (1 ML+2.50%)
            due 02/01/2024......................  1,114,690  1,099,363
                                                            ----------
         Non-Hazardous Waste Disposal -- 0.2%
           Tunnel Hill Partners LP FRS
            BTL-B
            5.54% (1 ML+3.50%)
            due 02/06/2026......................    756,200    751,474
                                                            ----------
         Oil & Gas Drilling -- 0.1%
           Paragon Offshore Finance Co.
            Escrow Loans
            7.25% due 07/18/2021+(4)............      1,745          0
           Seadrill Operating LP FRS
            BTL
            8.10% (3 ML+6.00%)
            due 02/21/2021......................    752,119    417,802
                                                            ----------
                                                               417,802
                                                            ----------
         Oil Companies-Exploration & Production -- 0.7%
           California Resources Corp. FRS
            BTL
            6.79% (1 ML+4.75%)
            due 12/31/2022......................    650,000    582,156
           Fieldwood Energy LLC FRS
            1st Lien
            7.51% (3 ML+5.25%)
            due 04/11/2022......................  1,085,382    934,786
           Fieldwood Energy LLC FRS
            2nd Lien
            9.51% (3 ML+7.25%)
            due 04/11/2023......................    128,766     94,643
           Gavilan Resources LLC FRS
            2nd Lien
            8.04% (1 ML+6.00%)
            due 03/01/2024......................    470,000    202,100

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       Oil Companies-Exploration & Production (continued)
         Ultra Resources, Inc. FRS
          BTL
          6.05% (1 ML+3.75%)
          due 04/12/2024(10)....................... $  702,399 $  462,179
                                                               ----------
                                                                2,275,864
                                                               ----------
       Oil Refining & Marketing -- 0.4%
         Citgo Holding, Inc. FRS
          BTL
          9.04% (1 ML+7.00%)
          due 08/01/2023...........................    265,000    269,637
         CITGO Petroleum Corp. FRS
          BTL-B
          7.10% (3 ML+5.00%)
          due 03/28/2024...........................  1,044,750  1,047,362
                                                               ----------
                                                                1,316,999
                                                               ----------
       Oil-Field Services -- 0.7%
         McDermott Technology Americas, Inc. FRS
          BTL
          7.10% (3 ML+5.00%)
          due 05/09/2025...........................  2,015,073  1,272,295
         MRC Global US, Inc. FRS
          BTL
          5.04% (1 ML+3.00%)
          due 09/20/2024...........................  1,325,629  1,323,972
                                                               ----------
                                                                2,596,267
                                                               ----------
       Paper & Related Products -- 0.1%
         Clearwater Paper Corp. FRS
          BTL-B
          5.31% (3 ML+3.25%)
          due 07/26/2026...........................    250,000    250,625
                                                               ----------
       Pharmacy Services -- 0.4%
         Change Healthcare Holdings LLC FRS
          BTL
          4.54% (1 ML+2.50%)
          due 03/01/2024...........................  1,278,118  1,271,128
                                                               ----------
       Pipelines -- 0.5%
         Medallion Midland Acquisition LLC FRS
          BTL
          5.29% (1 ML+3.25%)
          due 10/30/2024...........................  1,242,518  1,204,208
         Traverse Midstream Partners LLC FRS
          BTL
          6.05% (1 ML+4.00%)
          due 09/27/2024...........................    650,589    570,892
                                                               ----------
                                                                1,775,100
                                                               ----------
       Pollution Control -- 0.1%
         Filtration Group Corp. FRS
          BTL
          5.04% (1 ML+3.00%)
          due 03/29/2025...........................    388,597    389,326
                                                               ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    LOANS(7)(8)(9) (continued)
    Printing-Commercial -- 0.3%
      Fort Dearborn Holding Co., Inc. FRS
       1st Lien
       6.10% (1 ML+4.00%)
       due 10/19/2023................................. $   30,876 $   30,259
      Fort Dearborn Holding Co., Inc. FRS
       1st Lien
       6.31% (3 ML+4.00%)
       due 10/19/2023.................................  1,090,068  1,068,266
                                                                  ----------
                                                                   1,098,525
                                                                  ----------
    Professional Sports -- 0.6%
      UFC Holdings LLC FRS
       BTL
       5.30% (1 ML+3.25%)
       due 04/29/2026.................................  2,034,558  2,039,645
                                                                  ----------
    Publishing-Books -- 0.2%
      McGraw-Hill Global Education Holdings LLC FRS
       BTL-B
       6.04% (1 ML+4.00%)
       due 05/04/2022.................................    844,196    786,157
                                                                  ----------
    Publishing-Periodicals -- 0.2%
      Meredith Corp. FRS
       BTL-B1
       4.79% (1 ML+2.75%)
       due 01/31/2025.................................    526,651    527,310
                                                                  ----------
    Real Estate Investment Trusts -- 0.6%
      iStar, Inc. FRS
       BTL
       4.81% (1 ML+2.75%)
       due 06/28/2023.................................  1,426,938  1,430,505
      Uniti Group, Inc. FRS
       BTL
       7.04% (1 ML+5.00%)
       due 10/24/2022.................................    753,687    733,903
                                                                  ----------
                                                                   2,164,408
                                                                  ----------
    Real Estate Operations & Development -- 0.1%
      Lightstone Holdco LLC FRS
       BTL-B
       5.79% (1 ML+3.75%)
       due 01/30/2024.................................    463,045    442,787
      Lightstone Holdco LLC FRS
       BTL-C
       5.79% (1 ML+3.75%)
       due 01/30/2024.................................     26,117     24,974
                                                                  ----------
                                                                     467,761
                                                                  ----------
    Recycling -- 0.1%
      Gopher Resource LLC FRS
       BTL
       5.29% (1 ML+3.25%)
       due 03/06/2025.................................    252,380    247,964
                                                                  ----------
    Research & Development -- 0.1%
      PAREXEL International Corp. FRS
       BTL
       4.79% (1 ML+2.75%)
       due 09/27/2024.................................    203,124    192,612
                                                                  ----------

                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      Retail-Arts & Crafts -- 0.2%
        Michaels Stores, Inc. FRS
         BTL
         4.54%-4.55% (1 ML+2.50%)
         due 01/30/2023............................. $  735,000 $  717,544
                                                                ----------
      Retail-Bedding -- 0.2%
        Serta Simmons Bedding LLC FRS
         1st Lien
         5.54%-5.56% (1 ML+3.50%)
         due 11/08/2023.............................    955,500    586,040
                                                                ----------
      Retail-Building Products -- 0.3%
        SiteOne Landscape Supply Holding LLC FRS
         BTL-E
         4.80% (1 ML+2.75%)
         due 10/29/2024.............................    887,267    887,267
                                                                ----------
      Retail-Major Department Stores -- 0.3%
        Neiman Marcus Group, Ltd. LLC FRS
         BTL
         8.06% (1 ML+6.00%)
         due 10/25/2023.............................  1,197,994    915,468
                                                                ----------
      Retail-Pet Food & Supplies -- 0.1%
        PetSmart, Inc. FRS
         BTL-B2
         6.04% (1 ML+4.00%)
         due 03/11/2022.............................    473,678    461,639
                                                                ----------
      Retail-Sporting Goods -- 0.4%
        Bass Pro Group LLC FRS
         BTL
         7.04% (1 ML+5.00%)
         due 09/25/2024.............................  1,496,579  1,439,053
                                                                ----------
      Retail-Vitamins & Nutrition Supplements -- 0.2%
        Isagenix International LLC FRS
         BTL
         7.85% (3 ML+5.75%)
         due 06/14/2025.............................    895,057    675,768
                                                                ----------
      Rubber/Plastic Products -- 0.8%
        Gates Global LLC FRS
         BTL-B2
         4.79% (1 ML+2.75%)
         due 04/01/2024.............................  1,901,688  1,873,163
        U.S. Farathane LLC FRS
         BLT-B4
         5.54% (1 ML+3.50%)
         due 12/23/2021.............................    962,123    904,395
                                                                ----------
                                                                 2,777,558
                                                                ----------
      Security Services -- 0.5%
        Prime Security Services Borrower, LLC FRS
         BTL-B1
         coupon TBD
         due 09/23/2026.............................  1,860,000  1,837,414
                                                                ----------
      Soap & Cleaning Preparation -- 0.7%
        Diamond BC BV FRS
         BTL
         5.26% (3 ML+3.00%)
         due 09/06/2024.............................  1,085,663  1,032,736

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)


                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      LOANS(7)(8)(9) (continued)
      Soap & Cleaning Preparation (continued)
        KIK Custom Products, Inc. FRS
         BTL
         6.26% (3 ML+4.00%)
         due 05/15/2023............................ $  809,167 $  765,674
        Zep, Inc. FRS
         1st Lein
         6.10% (3 ML+4.00%)
         due 08/12/2024............................    749,700    582,892
                                                               ----------
                                                                2,381,302
                                                               ----------
      Telecom Services -- 0.8%
        Securus Technologies Holdings LLC FRS
         1st Lien
         6.54% (3 ML+4.50%)
         due 11/01/2024............................    560,467    496,364
        Securus Technologies Holdings LLC FRS
         2nd Lien
         10.29% (1 ML+8.25%)
         due 11/01/2025............................    505,000    441,875
        Telenet Financing USD LLC FRS
         BTL-AN
         4.28% (1 ML+2.25%)
         due 08/15/2026............................  1,125,000  1,125,234
        West Corp. FRS
         BTL-B
         6.04% (1 ML+4.00%)
         due 10/10/2024............................    678,889    603,646
                                                               ----------
                                                                2,667,119
                                                               ----------
      Telecommunication Equipment -- 0.2%
        CommScope, Inc. FRS
         BTL-B
         5.29% (1 ML+3.25%)
         due 04/06/2026............................    630,000    627,113
                                                               ----------
      Telephone-Integrated -- 0.1%
        Consolidated Communications, Inc. FRS
         BTL-B
         5.05% (1 ML+3.00%)
         due 10/04/2023............................    354,092    338,158
                                                               ----------
      Theaters -- 0.7%
        CDS U.S. Intermediate Holdings, Inc. FRS
         BTL-B
         5.85% (3 ML+3.75%)
         due 07/08/2022............................  1,214,795  1,148,741
        Cineworld, Ltd. FRS
         BTL
         4.29% (1 ML+2.25%)
         due 02/28/2025............................  1,180,816  1,173,140
                                                               ----------
                                                                2,321,881
                                                               ----------
      Veterinary Diagnostics -- 0.3%
        NVA Holdings, Inc. FRS
         BTL-B3
         4.79% (1 ML+2.75%)
         due 02/02/2025............................  1,024,452  1,023,491

                                                     Principal
                                                      Amount/     Value
                 Security Description                 Shares     (Note 2)
    Veterinary Diagnostics (continued)
      NVA Holdings, Inc. FRS
       BTL-B4
       5.54% (1 ML+3.50%)
       due 02/02/2025............................... $ 74,813  $     74,719
                                                               ------------
                                                                  1,098,210
                                                               ------------
    Vitamins & Nutrition Products -- 0.1%
      HLF Financing SARL LLC FRS
       BTL-B
       5.29% (1 ML+3.25%)
       due 08/18/2025...............................  297,000       296,894
                                                               ------------
    Total Loans
       (cost $183,404,415)..........................            176,253,615
                                                               ------------
    FOREIGN GOVERNMENT OBLIGATIONS -- 0.2%
    Sovereign -- 0.2%
      Arab Republic of Egypt
       Senior Notes
       7.60% due 03/01/2029*........................  305,000       322,739
      Republic of Turkey
       Senior Notes
       6.35% due 08/10/2024.........................  255,000       259,539
      Republic of Turkey
       Senior Notes
       7.38% due 02/05/2025.........................  230,000       244,290
                                                               ------------
    Total Foreign Government Obligations
       (cost $808,206)..............................                826,568
                                                               ------------
    COMMON STOCKS -- 0.2%
    Advertising Sales -- 0.0%
      Clear Channel Outdoor Holdings, Inc.+.........   56,198       141,619
                                                               ------------
    Electric-Generation -- 0.0%
      Vistra Energy Corp. CVR+(11)..................   27,942        24,030
                                                               ------------
    Radio -- 0.0%
      iHeartMedia, Inc., Class A+...................    2,196        32,940
      iHeartMedia, Inc., Class B+(11)...............       29           435
                                                               ------------
                                                                     33,375
                                                               ------------
    Television -- 0.2%
      ION Media Networks, Inc.+(4)(11)..............      660       509,850
                                                               ------------
    Total Common Stocks
       (cost $317,650)..............................                708,874
                                                               ------------
    EXCHANGE-TRADED FUNDS -- 0.9%
      iShares iBoxx $ High Yield Corporate Bond ETF.   17,225     1,501,503
      SPDR Bloomberg Barclays High Yield Bond ETF...   14,216     1,545,848
                                                               ------------
    Total Exchange-Traded Funds
       (cost $3,041,442)............................              3,047,351
                                                               ------------
    PREFERRED SECURITIES -- 0.2%
    Diversified Banking Institutions -- 0.2%
      GMAC Capital Trust I FRS
       Series 2
       7.94% (3 ML+5.79%)
       (cost $770,413)..............................   30,000       786,300
                                                               ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

                                                    Principal
                                                     Amount/      Value
                Security Description                 Shares      (Note 2)
    PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.4%
    Banks-Super Regional -- 0.3%
      KeyCorp.
       Series D
       5.00% due 09/15/2026(12)................... $  880,000  $    909,700
                                                               ------------
    Insurance-Multi-line -- 0.1%
      Voya Financial, Inc.
       5.65% due 05/15/2053.......................    460,000       485,098
                                                               ------------
    Total Preferred Securities/Capital Securities
       (cost $1,355,371)..........................                1,394,798
                                                               ------------
    WARRANTS -- 0.1%
    Diversified Banking Institutions -- 0.1%
      iHeartMedia, Inc.
       Expires 05/01/2039+
       (cost $357,621)............................     21,674       314,273
                                                               ------------
    Total Long-Term Investment Securities
       (cost $350,073,620)........................              340,739,668
                                                               ------------
    SHORT-TERM INVESTMENT SECURITIES -- 4.7%
    Registered Investment Companies -- 2.7%
      State Street Institutional U.S. Government
       Money Market Fund, Premier Class
       1.88%(13)..................................  9,517,887     9,517,887
                                                               ------------
    U.S. Government Treasuries -- 2.0%
      United States Treasury Bills
       2.41% due 10/24/2019....................... $7,000,000     6,991,983
                                                               ------------
    Total Short-Term Investment Securities
       (cost $16,507,242).........................               16,509,870
                                                               ------------
    TOTAL INVESTMENTS
       (cost $366,580,862)(14)....................      102.7%  357,249,538
    Liabilities in excess of other assets.........       (2.7)   (9,514,594)
                                                   ----------  ------------
    NET ASSETS                                          100.0% $347,734,944
                                                   ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $105,266,803 representing 30.3% of net assets.
+    Non-income producing security
(1) PIK ("Payment-in-Kind") security--Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)  Security in default of interest.
(3)  Company has filed for bankruptcy protection.
(4)  Securities classified as Level 3 (see Note 2).
(5)  Security in default of interest and principal at maturity.
(6) PIK ("Payment-in-Kind") security--Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(7) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.


(8) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9) All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(10) PIK ("Payment-in-Kind") security--Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 5.80%. The security is also currently paying interest in the form of additional loans at 0.25%.
(11) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2019, the Fund held the following restricted securities:

                                                                Value   % of
                       Acquisition        Acquisition            Per    Net
  Description             Date     Shares    Cost      Value    Share  Assets
  -----------          ----------- ------ ----------- -------- ------- ------
  Common Stocks
  iHeartMedia, Inc.,
   Class B............ 05/07/2019      29    $522     $    435 $ 15.00  0.00%
  ION Media Networks,
   Inc................ 12/21/2016     660       7      509,850  772.50  0.14
  Vistra Energy Corp.
   CVR................ 10/06/2016  27,942       0       24,030    0.86  0.01
                                                      --------          ----
                                                      $534,315          0.15%
                                                      ========          ====

(12) Perpetual maturity--maturity date reflects the next call date.
(13) The rate shown is the 7-day yield as of September 30, 2019.
(14) See Note 5 for cost of investments on a tax basis.
BTL --Bank Term Loan
CVR --Contingent Value Rights
ETF --Exchange-Traded Fund
TBD --Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
FRS --Floating Rate Security

The rates shown on FRS are the current interest rates at September 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2019 -- (unaudited)
        (continued)

Index Legend
1    ML -- 1 Month USD Libor
2    ML -- 2 Month USD Libor
3    ML -- 3 Month USD Libor
6    ML -- 6 Month USD Libor

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2019 (see Note 2):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                         --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities.................      $        --        $    367,139          $       --       $    367,139
U.S. Corporate Bonds & Notes:
  Rubber/Plastic Products...............               --                  --                   0                  0
  Other Industries......................               --         127,873,053                  --        127,873,053
Foreign Corporate Bonds & Notes:
  Special Purpose Entity................               --                  --                   0                  0
  Other Industries......................               --          29,167,697                  --         29,167,697
Loans:
  Finance-Mortgage Loan/Banker..........               --           1,240,517             835,908          2,076,425
  Oil & Gas Drilling....................               --             417,802                   0            417,802
  Other Industries......................               --         173,759,388                  --        173,759,388
Foreign Government Obligations..........               --             826,568                  --            826,568
Common Stocks:
  Advertising Sales.....................          141,619                  --                  --            141,619
  Electric-Generation...................               --              24,030                  --             24,030
  Radio.................................           32,940                 435                  --             33,375
  Television............................               --                  --             509,850            509,850
Exchange-Traded Funds...................        3,047,351                  --                  --          3,047,351
Preferred Securities....................          786,300                  --                  --            786,300
Preferred Securities/Capital Securities.               --           1,394,798                  --          1,394,798
Warrants................................               --             314,273                  --            314,273
Short-Term Investment Securities:
  Registered Investment Companies.......        9,517,887                  --                  --          9,517,887
  U.S. Government Treasuries............               --           6,991,983                  --          6,991,983
                                              -----------        ------------          ----------       ------------
Total Investments at Value..............      $13,526,097        $342,377,683          $1,345,758       $357,249,538
                                              ===========        ============          ==========       ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited)

Note 1. Organization

   The SunAmerica Income Funds (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of three different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: AIG U.S. Government Securities Fund ("U.S. Government Securities Fund"), AIG Strategic Bond Fund ("Strategic Bond Fund"), and AIG Flexible Credit Fund ("Flexible Credit Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment goals and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   Flexible Credit Fund seeks a high level of total return by the active trading in credit instruments. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in credit instruments and derivative instruments and exchange-traded funds ("ETFs") that are linked to, or provide investment exposure to, credit instruments. The Fund considers a credit instrument to be any debt instrument or instrument with debt-like characteristics, including but not limited to, corporate and sovereign bonds, secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"), and securitized instruments, which are securities backed by pools of assets such as mortgages, loans, or other receivables. The credit instruments in which the Fund intends to primarily invest are U.S. and non-U.S. below investment grade, high yield bonds (commonly referred to as "junk bonds") and Loans.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs. Class W shares of the Flexible Credit Fund and the Strategic Bond Fund commenced operations effective October 1, 2014 and January 29, 2015, respectively.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)

   maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), with Class B and Class C shares being subject to higher distribution fee rates. Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services.

   Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board"), etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)


   The summary of each Fund's asset and liabilities classified in the fair value hierarchy as of September 30, 2019 is reported on a schedule at the end of each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)

   Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)


   The following tables represent the value of derivatives held as of September 30, 2019, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2019, please refer to the schedule at the end of each Fund's Portfolio of Investments.

                                                                 Liability
                                              Asset Derivatives Derivatives
                                              ----------------- ------------
                                                   Foreign        Foreign
                                                   Forward        Forward
                                                  Exchange        Exchange
                                                  Contracts      Contracts
                                              ----------------- ------------
                                                   Foreign        Foreign
                                                  Exchange        Exchange
Fund                                            Contracts(1)    Contracts(2)
----                                          ----------------- ------------
Strategic Bond...............................     $405,644        $30,858
                                                  ========        =======

--------
Statement of Assets and Liabilities Location:

(1)Unrealized appreciation on forward foreign currency contracts
(2)Unrealized depreciation on forward foreign currency contracts

                                                                 Change in
                                                                Unrealized
                                                 Realized      Appreciation
                                              Gain (Loss) on (Depreciation) on
                                               Derivatives      Derivatives
                                              Recognized in    Recognized in
                                               Statement of    Statement of
                                                Operations      Operations
                                              -------------- -----------------
                                                 Foreign          Foreign
                                                 Forward          Forward
                                                 Exchange        Exchange
                                                Contracts        Contracts
                                              -------------- -----------------
                                                 Foreign          Foreign
                                                 Exchange        Exchange
Fund                                           Contracts(1)    Contracts(2)
----                                          -------------- -----------------
Strategic Bond...............................    $605,328        $200,692
                                                 ========        ========

--------
Statement of Operations Location:

(1)Net realized gain (loss) on forward contracts
(2)Change in unrealized appreciation (depreciation) on forward contracts

   The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2019:

                                              Average Amount
                                                Outstanding
                                              During the Year
                                              ---------------
                                                  Foreign
                                                 Exchange
Fund                                           Contracts(1)
----                                          ---------------
Strategic Bond...............................   $18,455,047
                                                ===========

--------
(1)Amounts represent notional amounts in US dollars.

   The following tables set forth the Funds' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of September 30, 2019. The repurchase agreements held by the Funds as of September 30, 2019, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)


                                                                         Strategic Bond
                         -------------------------------------------------------------------------------------------------
                                 Derivative Assets(1)            Derivative Liabilities(1)
                         ------------------------------------ --------------------------------
                          Forward                              Forward                              Net
                          Foreign                              Foreign                          Derivative    Collateral
                         Currency    OTC    Options           Currency   OTC   Options            Assets       Pledged/
     Counterparty        Contracts  Swaps  Purchased  Total   Contracts Swaps  Written  Total  (Liabilities) (Received)(2)
------------------------ --------- ------- --------- -------- --------- ------ ------- ------- ------------- -------------
JPMorgan Chase Bank N.A. $405,644  $    -- $      -- $405,644  $30,858  $   -- $    -- $30,858   $374,786    $         --
                         ========  ======= ========= ========  =======  ====== ======= =======   ========    ============

                         --------------





     Counterparty        Net Amount(3)
------------------------ -------------
JPMorgan Chase Bank N.A.   $374,786
                           ========

--------
(1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

   Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities (including TBA securities) that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Loans: The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund's yield.

   Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)

   response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Income and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the relative value of dividend-eligible shares after adjusting for the current capital share activity of the respective class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares after adjusting for the current capital share activity of the respective class.

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)


   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 -- 2018 or expected to be taken in each Fund's 2019 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

   New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13 "Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

   Effective April 1, 2019, the Funds are subject to ASU 2017-08, "Premium Amortization on Purchased Callable Debt Securities", which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. Adoption of the ASU had no material impact on the Funds.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)


   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                                Management
Fund                                                         Assets                Fees
----                                               ---------------------------- ----------
U.S. Government Securities........................           $0 - $200 million    0.650%
                                                   (greater than) $200 million    0.620
                                                   (greater than) $400 million    0.550
Strategic Bond(1).................................           $0 - $350 million    0.650
                                                   (greater than) $350 million    0.600
Flexible Credit(2)................................           $0 - $200 million    0.750
                                                   (greater than) $200 million    0.720
                                                   (greater than) $400 million    0.550

--------
(1)The Advisor contractually agreed to waive its advisory fee with respect to the AIG Strategic Bond Fund through July 31, 2020 so that the advisory fee payable by the Fund to the Advisor under the agreement equals 0.38% on the first $350 million and 0.33% above $350 million of average daily net assets.
(2)The Advisor contractually agreed to waive its advisory fee with respect to the AIG Flexible Credit Fund through July 31, 2020 so that the advisory fee payable by the Fund to the Advisor under the agreement equals 0.34% of average daily net assets.

   For the six months ended September 30, 2019 the amount of investment advisory fees waived for Strategic Bond Fund and Flexible Credit Fund were $397,199 and $661,420, respectively. These amounts are reflected in the Statement of Operations.

   The organizations described below act as subadvisers to the Trust and certain of its Funds pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Funds for which they are responsible.

   Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

Subadviser                           Fund
----------                      ---------------
PineBridge Investments, LLC....  Strategic Bond
Newfleet Asset Management, LLC. Flexible Credit

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired Fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

Fund                                    Percentage
----                                    ----------
U.S. Government Securities Class A.....    0.99%
U.S. Government Securities Class C.....    1.64
Strategic Bond Class A.................    1.40
Strategic Bond Class B.................    2.05
Strategic Bond Class C.................    2.05
Strategic Bond Class W.................    1.20
Flexible Credit Class A................    1.45
Flexible Credit Class C................    2.10
Flexible Credit Class W................    1.25

   For the U.S. Government Securities Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)


   For the six months ended September 30, 2019, pursuant to the contractual expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                                    Other Expenses
Fund                                  Reimbursed
----                                --------------
U.S. Government Securities.........    $ 98,503

                                    Class Specific
Fund                                   Expenses
----                                --------------
U.S. Government Securities Class A.    $153,532
U.S. Government Securities Class C.      22,966

   At September 30, 2019, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

                                                              Other Expenses Reimbursed
                                                   ------------------------------------------------
Fund                                               March 31, 2020 March 31, 2021 September 30, 2021
----                                               -------------- -------------- ------------------
U.S. Government Securities........................    $ 83,370       $185,070         $ 98,503

                                                          Class Specific Expenses Reimbursed
                                                   ------------------------------------------------
Fund                                               March 31, 2020 March 31, 2021 September 30, 2021
----                                               -------------- -------------- ------------------
U.S. Government Securities Class A................    $177,080       $306,262         $153,532
U.S. Government Securities Class C................      19,118         33,551           22,966

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class (other than Class W shares of the Strategic Bond and Flexible Credit Funds), in accordance with the provisions of Rule 12b-1 under the 1940 Act (each, a "Plan," and collectively, the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. Except for Class W shares of the Strategic Bond and Flexible Credit Funds, the Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended September 30, 2019, ACS received fees as reflected in the Statements of Operations based on the aforementioned rates.

   The Trust, on behalf of the Strategic Bond and Flexible Credit Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended September 30, 2019, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)


   ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. ACS has advised the Funds that for the six months ended September 30, 2019, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                          Class A                           Class B       Class C
                                    ---------------------------------------------------- ------------- -------------
                                                                            Contingent    Contingent    Contingent
                                     Sales     Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                                Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                                -------- -------------- -------------- ------------- ------------- -------------
U.S. Government Securities......... $  6,564    $   722        $  4,723       $   44        $    --       $   14
Strategic Bond.....................   79,212     23,794          42,395          367         33,612          691
Flexible Credit....................  178,809     18,140         127,929        2,479             --        7,853

   The Trust has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset Manager Solutions, Inc. ("DST") in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate AFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the six months ended September 30, 2019, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statements of Operations to compensate AFS pursuant to the terms of the Service Agreement:

                                                           Payable at
Fund                                          Expenses September 30, 2019
----                                          -------- ------------------
U.S. Government Securities Class A........... $138,019      $22,870
U.S. Government Securities Class C...........    8,212        1,319
Strategic Bond Class A.......................  170,371       28,156
Strategic Bond Class B.......................   18,297        3,042
Strategic Bond Class C.......................   57,534        9,144
Strategic Bond Class W.......................   77,441       15,926
Flexible Credit Class A......................  122,768       17,003
Flexible Credit Class C......................   62,143       10,118
Flexible Credit Class W......................  180,647       35,053

   At September 30, 2019, AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund, each a series of SunAmerica Series, Inc., owned a percentage of the outstanding shares of the following Funds:

                                                            Holder
                                                    ---------------------
                                                       AIG         AIG
                                                      Active   Multi-Asset
                                                    Allocation Allocation
      Fund                                             Fund       Fund
      ----                                          ---------- -----------
      U.S. Government Securities...................   19.00%      17.02%
      Strategic Bond...............................    1.76        3.09
      Flexible Credit..............................    2.17        2.62

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2019 were as follows:

                                     Purchases of Investment      Sales of Investment     Purchase of U.S. Sales of U.S.
                                    Securities (Excluding U.S. Securities (Excluding U.S.    Government     Government
Fund                                  Government Securities)     Government Securities)      Securities     Securities
----                                -------------------------- -------------------------- ---------------- -------------
U.S. Government Securities.........        $         --               $         --          $36,429,795     $39,562,898
Strategic Bond.....................         104,085,057                107,305,501           50,040,392      33,497,811
Flexible Credit....................         116,096,904                 79,638,293                   --              --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, late year ordinary losses, distributions payable, straddle loss deferrals, amortization of premium/discount and treatment of defaulted securities.

                                     Distributable Earnings               Tax Distributions
                                For the year ended March 31, 2019     For the year ended March 31, 2019
                            ----------------------------------------  ---------------------------------
                                         Long-term      Unrealized
                             Ordinary  Gains/Capital   Appreciation    Ordinary         Long-Term
Fund                          Income   Loss Carryover (Depreciation)*   Income        Capital Gains
----                        ---------- -------------- ---------------   -----------   -------------
U.S. Government Securities. $  583,828  $(20,760,887)  $  3,513,319   $ 2,274,447         $ --
Strategic Bond.............    265,906   (29,106,480)    (3,238,024)   13,933,983           --
Flexible Credit............  1,452,890    (8,341,072)   (10,540,898)   17,530,127           --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

   As of March 31, 2019, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards which are available to offset future capital gains, if any:

                                   Unlimited
                            -----------------------
Fund                            ST          LT
----                        ----------- -----------
U.S. Government Securities. $13,869,489 $ 6,891,398
Strategic Bond.............   7,290,177  21,816,303
Flexible Credit............     316,999   8,024,073

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2019, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

                                            Deferred     Deferred
                              Deferred    Post-October Post-October
                              Late Year    Short-Term   Long-Term
Fund                        Ordinary Loss Capital Loss Capital Loss
----                        ------------- ------------ ------------
U.S. Government Securities.     $ --       $       --   $  158,358
Strategic Bond.............       --          937,916    2,311,945
Flexible Credit............      778        1,038,999    1,764,229

   At September 30, 2019, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                            Aggregate   Aggregate    Unrealized
                            Unrealized  Unrealized   Gain/(Loss)    Cost of
Fund                           Gain        Loss          Net      Investments
----                        ---------- ------------  -----------  ------------
U.S. Government Securities. $6,828,006 $   (625,510) $ 6,202,496  $127,248,635
Strategic Bond.............  9,243,967   (7,792,815)   1,451,152   310,783,845
Flexible Credit Bond.......  5,752,845  (15,684,970)  (9,932,125)  367,181,663

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                 U.S. Government Securities
                    ---------------------------------------------------
                                          Class A
                    ---------------------------------------------------
                             For the
                        six months ended               For the
                       September 30, 2019             year ended
                           (unaudited)              March 31, 2019
                    ------------------------  -------------------------
                      Shares       Amount        Shares       Amount
                    ----------  ------------  -----------  ------------
Shares
 sold..............  1,391,837  $ 12,768,526    1,305,310  $ 11,619,748

 Reinvested
 dividends.........    105,697       974,485      224,390     1,998,259
Shares
 redeemed.......... (1,901,518)  (17,415,935)  (3,096,467)  (27,568,802)
                    ----------  ------------  -----------  ------------
Net
 increase
 (decrease)
 in
 shares
 outstanding
 before
 automatic
 conversion........   (403,984)   (3,672,924)  (1,566,767)  (13,950,795)
                    ----------  ------------  -----------  ------------
Shares
 issued/(reaquired)
 upon
 automatic
 conversion........      8,144        74,351       23,545       209,813
                    ----------  ------------  -----------  ------------
Net
 increase
 (decrease)........   (395,840) $ (3,598,573)  (1,543,222) $(13,740,982)
                    ==========  ============  ===========  ============

                                 U.S. Government Securities
                    ---------------------------------------------------
                                          Class C
                    ---------------------------------------------------
                             For the
                        six months ended               For the
                       September 30, 2019             year ended
                           (unaudited)              March 31, 2019
                    ------------------------  -------------------------
                      Shares       Amount        Shares       Amount
                    ----------  ------------  -----------  ------------
Shares
 sold..............    237,645  $  2,191,749      369,217  $  3,282,505

 Reinvested
 dividends.........      3,964        36,522        7,423        66,105
Shares
 redeemed..........   (293,629)   (2,713,991)    (376,463)   (3,350,519)
                    ----------  ------------  -----------  ------------
Net
 increase
 (decrease)
 in
 shares
 outstanding
 before
 automatic
 conversion........    (52,020)     (485,720)         177        (1,909)
                    ----------  ------------  -----------  ------------
Shares
 issued/(reaquired)
 upon
 automatic
 conversion........     (8,148)      (74,351)     (23,556)     (209,813)
                    ----------  ------------  -----------  ------------
Net
 increase
 (decrease)........    (60,168) $   (560,071)     (23,379) $   (211,722)
                    ==========  ============  ===========  ============

                                                                Strategic Bond
                    ------------------------------------------------------------------------------------------------------
                                          Class A                                             Class B
                    ---------------------------------------------------  -------------------------------------------------
                             For the                                             For the
                        six months ended               For the               six months ended              For the
                       September 30, 2019             year ended            September 30, 2019           year ended
                           (unaudited)              March 31, 2019             (unaudited)             March 31, 2019
                    ------------------------  -------------------------  -----------------------  ------------------------
                      Shares       Amount        Shares       Amount       Shares       Amount      Shares       Amount
                    ----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Shares
 sold..............  5,743,864  $ 19,341,638    6,137,118  $ 20,175,849   2,133,664  $ 7,145,589   2,455,767  $  7,927,642

 Reinvested
 dividends.........    775,627     2,610,118    2,184,483     7,131,471      62,867      211,040     191,319       624,130
Shares
 redeemed.......... (6,731,396)  (22,638,471) (20,482,979)  (67,579,745) (2,023,721)  (6,775,892) (4,158,057)  (13,615,211)
                    ----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Net
 increase
 (decrease)
 in
 shares
 outstanding
 before
 automatic
 conversion........   (211,905)     (686,715) (12,161,378)  (40,272,425)    172,810      580,737  (1,510,971)   (5,063,439)
                    ----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Shares
 issued/(reaquired)
 upon
 automatic
 conversion........    200,505       676,309      366,229     1,211,029    (102,585)    (346,161)   (134,725)     (442,850)
                    ----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Net
 increase
 (decrease)........    (11,400) $    (10,406) (11,795,149) $(39,061,396)     70,225  $   234,576  (1,645,696) $ (5,506,289)
                    ==========  ============  ===========  ============  ==========  ===========  ==========  ============

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)


                                                                  Strategic Bond
                    ----------------------------------------------------------------------------------------------------------
                                           Class C                                               Class W
                    ----------------------------------------------------  ----------------------------------------------------
                             For the                                               For the
                         six months ended               For the               six months ended                For the
                        September 30, 2019             year ended            September 30, 2019             year ended
                           (unaudited)               March 31, 2019              (unaudited)              March 31, 2019
                    -------------------------  -------------------------  ------------------------  --------------------------
                       Shares       Amount        Shares       Amount       Shares       Amount        Shares        Amount
                    -----------  ------------  -----------  ------------  ----------  ------------  -----------  -------------
Shares
 sold..............   1,571,879  $  5,293,127    3,276,843  $ 10,600,251  15,994,866  $ 53,687,997    8,629,513  $  28,185,244

 Reinvested
 dividends.........     184,949       624,073      576,785     1,887,304     246,359       827,843      529,292      1,725,791
Shares
 redeemed..........  (3,184,268)  (10,763,942)  (8,736,270)  (28,825,160) (5,429,155)  (18,257,322) (14,054,707)   (46,263,984)
                    -----------  ------------  -----------  ------------  ----------  ------------  -----------  -------------
Net
 increase
 (decrease)
 in
 shares
 outstanding
 before
 automatic
 conversion........  (1,427,440)   (4,846,742)  (4,882,642)  (16,337,605) 10,812,070    36,258,518   (4,895,902)   (16,352,949)
                    -----------  ------------  -----------  ------------  ----------  ------------  -----------  -------------
Shares
 issued/(reaquired)
 upon
 automatic
 conversion........     (97,772)     (330,148)    (230,990)     (768,179)         --            --           --             --
                    -----------  ------------  -----------  ------------  ----------  ------------  -----------  -------------
Net
 increase
 (decrease)........  (1,525,212) $ (5,176,890)  (5,113,632) $(17,105,784) 10,812,070  $ 36,258,518   (4,895,902) $ (16,352,949)
                    ===========  ============  ===========  ============  ==========  ============  ===========  =============

                                       Flexible Credit
                    ----------------------------------------------------
                                           Class A
                    ----------------------------------------------------
                             For the
                         six months ended               For the
                        September 30, 2019             year ended
                           (unaudited)               March 31, 2019
                    -------------------------  -------------------------
                       Shares       Amount        Shares       Amount
                    -----------  ------------  -----------  ------------
Shares
 sold..............   4,602,173  $ 15,316,144   14,849,818  $ 49,790,556

 Reinvested
 dividends.........     811,629     2,699,409    1,886,508     6,285,170
Shares
 redeemed.......... (13,456,148)  (44,671,861) (19,823,318)  (66,203,996)
                    -----------  ------------  -----------  ------------
Net
 increase
 (decrease)
 in
 shares
 outstanding
 before
 automatic
 conversion........  (8,042,346)  (26,656,308)  (3,086,992)  (10,128,270)
                    -----------  ------------  -----------  ------------
Shares
 issued/(reaquired)
 upon
 automatic
 conversion........     129,728       431,654       97,761       327,120
                    -----------  ------------  -----------  ------------
Net
 increase
 (decrease)........  (7,912,618) $(26,224,654)  (2,989,231) $ (9,801,150)
                    ===========  ============  ===========  ============

                                                                  Flexible Credit
                    ----------------------------------------------------------------------------------------------------------
                                           Class C                                               Class W
                    ----------------------------------------------------  ----------------------------------------------------
                             For the                                               For the
                         six months ended               For the               six months ended                For the
                        September 30, 2019             year ended            September 30, 2019             year ended
                           (unaudited)               March 31, 2019              (unaudited)              March 31, 2019
                    -------------------------  -------------------------  ------------------------  --------------------------
                       Shares       Amount        Shares       Amount       Shares       Amount        Shares        Amount
                    -----------  ------------  -----------  ------------  ----------  ------------  -----------  -------------
Shares
 sold..............   2,364,542  $  7,913,844    4,471,353  $ 14,963,070  26,621,116  $ 88,674,992   34,991,418  $ 117,435,247

 Reinvested
 dividends.........     281,868       942,930      562,371     1,884,631     743,426     2,475,936    1,333,966      4,447,946
Shares
 redeemed..........  (2,247,368)   (7,513,305)  (5,521,122)  (18,531,010) (8,899,682)  (29,657,907) (33,731,044)  (111,902,255)
                    -----------  ------------  -----------  ------------  ----------  ------------  -----------  -------------
Net
 increase
 (decrease)
 in
 shares
 outstanding
 before
 automatic
 conversion........     399,042     1,343,469     (487,398)   (1,683,309) 18,464,860    61,493,021    2,594,340      9,980,938
                    -----------  ------------  -----------  ------------  ----------  ------------  -----------  -------------
Shares
 issued/(reaquired)
 upon
 automatic
 conversion........    (128,953)     (431,654)     (97,135)     (327,120)         --            --           --             --
                    -----------  ------------  -----------  ------------  ----------  ------------  -----------  -------------
Net
 increase
 (decrease)........     270,089  $    911,815     (584,533) $ (2,010,429) 18,464,860  $ 61,493,021    2,594,340  $   9,980,938
                    ===========  ============  ===========  ============  ==========  ============  ===========  =============

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)


Note 7. Line of Credit

   The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

   For the six months ended September 30, 2019, the following Funds had borrowings:

                                                Average   Weighted
                             Days     Interest    Debt    Average
Fund                      Outstanding Charges   Utilized  Interest
----                      ----------- -------- ---------- --------
U.S. Government
 Securities..............      9       $1,290  $1,461,111   3.50%

   At September 30, 2019, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2019, none of the Funds participated in this program.

Note 9. Investment Concentration

   The Flexible Credit Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The Flexible Credit Fund and Strategic Bond Fund invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Funds and the borrower.

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund's concentration in such investments, it may be subject to risks associated with U.S. Government agencies or instrumentalities.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2019 -- (unaudited) (continued)


Note 10. Unfunded Loan Commitments

   At September 30, 2019, AIG Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                              Principal
Borrower                               Type     Maturity Date  Amount    Value
--------                           ------------ ------------- --------- -------
Mavis Tire Express Services Corp.. Delayed Draw  03/20/2025    $12,333  $12,025
                                                               =======  =======

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2019 -- (unaudited)

Approval of the Investment Advisory and Management Agreement

The Board of Directors (the "Board" the members of which are referred to as "Directors") of SunAmerica Series, Inc. (the "Corporation"), including the Directors who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), of the Corporation or its separate series (each, a "Fund," and collectively, the "Funds") or SunAmerica Asset Management, LLC ("SunAmerica"), approved the continuation of the Investment Advisory and Management Agreement between the Corporation, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2020 at an in-person meeting held on June 4-5, 2019 (the "Meeting"). The Corporation currently consists of the following six separate Funds: AIG Active Allocation Fund ("Active Allocation Fund"), AIG Multi-Asset Allocation Fund ("Multi-Asset Allocation Fund"), AIG Focused Dividend Strategy Fund ("Dividend Strategy Fund"), AIG Focused Dividend Strategy II Fund, AIG Strategic Value Fund ("Strategic Value Fund ") and AIG Select Dividend Growth Fund ("Dividend Growth Fund").

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica provided, materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement. These materials included, among other things: (a) a summary of the services provided to the Funds by SunAmerica and its affiliates; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent third-party provider of mutual fund data, on fees and expenses of the Funds and the investment performance of the Funds as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised by SunAmerica with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale;
(e) information about SunAmerica's general compliance policies and procedures and the services it provides to the Funds; (f) information about SunAmerica's risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica. The Board, including the Independent Directors, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or directors of the Corporation without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Funds pursuant to the Advisory Agreement. The Board also considered the significant risks assumed by SunAmerica in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able, to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2019 -- (unaudited) (continued)


The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2019, SunAmerica managed, advised and/or administered approximately
$85.8 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Funds. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Funds.

Investment Performance. The Board, including the Independent Directors, also considered the investment performance of SunAmerica with respect to the Funds. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer universe ("Peer Universe") and/or peer group ("Peer Group") as independently determined by Broadridge and to an appropriate index or combination of indices, including the Fund's benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Groups and Peer Universes.

The Board noted that performance information was for the periods ended
March 31, 2019. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

Active Allocation Fund. The Board considered that the Fund's performance was above the median of its Peer Group for the one-, three- and five-year periods. The Board further considered that the Fund underperformed its Peer Universe for the one-year period and outperformed its Peer Universe for the three- and five-year periods. The Board further considered that the Fund underperformed its Broadridge Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance and concluded that the Fund's performance was satisfactory.

Multi-Asset Allocation Fund. The Board considered that the Fund's performance was below the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its Broadridge Index for the one-, three- and five-year periods. The Board took into account management's discussion of the reasons for the Fund's recent underperformance as well as management's discussion of the Fund's portfolio construction and investment strategy and concluded that the Fund's performance was being appropriately monitored.

Dividend Strategy Fund. The Board considered that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one- and five-year periods and was below the medians of its Peer Group and Peer Universe for the three-year period. The Board also considered that the Fund outperformed its Broadridge Index for the one- and five-year periods and underperformed its Broadridge Index for the three-year period. The Board noted management's discussion of the Fund's performance, and concluded that the Fund's performance was satisfactory.

Strategic Value Fund. The Board considered that the Fund's performance was below the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its Broadridge Index for the one- and three- year periods and outperformed its Broadridge Index for the five-year period. The Board noted management's discussion of the Fund's performance, including the Fund's investment approach, and concluded that the Fund's performance was being appropriately monitored.

Select Dividend Growth Fund. The Board noted that the Fund's performance was below the median of its Peer Group for the one-year period and was equal to the median of its Peer Group for the three-year period. The Board further considered that the Fund's performance was below the median of its Peer Universe for the one- and three-year periods. The Board further considered that the Fund underperformed its Broadridge Index for the one- and three-year periods. The Board noted management's discussion of the Fund's performance, including the impact of market conditions on the Fund's performance, and concluded that the Fund's performance is being appropriately monitored.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2019 -- (unaudited) (continued)


Consideration of the Management Fees and the Cost of the Services and Profits to be Realized by SunAmerica and its Affiliates from the Relationship with the Funds. The Board, including the Independent Directors, received and reviewed information regarding the fees paid by the Funds to SunAmerica pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica or its affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe, as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to certain classes of AIG Strategic Value Fund and AIG Select Dividend Growth Fund. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund (collectively, the "Allocation Funds"). The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Funds and compared each Fund's net expense ratio (taking into account the contractual fee caps) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of each Fund's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, as applicable. The Board noted that certain of the mutual funds identified as similar to certain of the Funds are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board further noted that SunAmerica serves as subadviser to certain of these similar mutual funds and observed that the services SunAmerica provides as subadviser are much more limited in scope than in its role as investment manager and adviser to the Funds. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

Active Allocation Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

Multi-Asset Allocation Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

Dividend Strategy Fund. The Board considered that the Dividend Strategy Fund's actual management fees were below the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio's total expenses were below the median of its Peer Group and above the median of its Peer Universe.

Strategic Value Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2019 -- (unaudited) (continued)


Select Dividend Growth Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were below the median of its Peer Group and were above the median of its Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

Profitability. The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from their relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provides the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge. In particular, the Board considered the contractual and voluntary fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans. Additionally, the Board considered whether SunAmerica and its affiliates received any indirect benefits from the relationship with the Funds. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board concluded that SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the Funds with the high quality services that it had provided in the past. The Board further concluded that the management fees payable by the Funds under the Advisory Agreement were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the AIG fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that the management fee arrangements with respect to AIG Focused Dividend Strategy Fund included breakpoints that will adjust the fee downward as the size of those Funds increase, thereby allowing the shareholders to participate in any economies of scale. The Board further noted that, with respect to the AIG Strategic Value Fund and AIG Select Dividend Growth Fund, SunAmerica has agreed to contractually cap the total annual operating expenses of certain classes of the Funds, at certain levels. The Board also noted that with respect to the Allocation Funds, SunAmerica has agreed to voluntarily cap the total annual operating expenses of certain classes of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

Other Factors. In consideration of the Advisory Agreement the Board also received information regarding SunAmerica's brokerage and soft dollar practices. The Board considered that SunAmerica is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which included information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica in return for allocating brokerage.

Conclusion. After a full and complete discussion, the Board approved the Advisory Agreement for a one-year period ending June 30, 2020. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Advisory Agreement and were fair and reasonable and in the best interests of the respective Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

        SunAmerica Income Funds
        SUPPLEMENT TO THE PROSPECTUS

             THIS SUPPLEMENT IS NOT PART OF THE SEMI-ANNUAL REPORT

                            SunAmerica Income Funds
                           AIG Flexible Credit Fund
                                 (the "Fund")

                Supplement dated August 27, 2019, to the Fund's
  Summary Prospectus dated July 29, 2019, as supplemented and amended to date

Effective August 30, 2019, the following changes are made to the Fund's Summary
Prospectus:

In the section entitled "Fund Highlights: AIG Flexible Credit Fund," on page 9 of the Summary Prospectus, the table under the heading "Portfolio Managers" is deleted in its entirety and replaced with the following:

                          Portfolio Manager
          Name            of the Fund Since                               Title
------------------------- ----------------- -------------------------------------------------------------------
David Albrycht, CFA......       2014        President and Chief Investment Officer at Newfleet

Francesco Ossino.........       2014        Senior Managing Director and Senior Portfolio Manager at Newfleet

Eric Hess, CFA...........       2019        Managing Director, Portfolio Manager at Newfleet

William J. Eastwood, CFA.       2019        Senior Managing Director, Portfolio Manager and Head of Trading at
                                            Newfleet

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[LOGO]
AIG Funds
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

   Trustees                   VOTING PROXIES ON       DISCLOSURE OF
    Richard W. Grant          TRUST PORTFOLIO         QUARTERLY PORTFOLIO
    Peter A. Harbeck          SECURITIES              HOLDINGS
    Dr. Judith L. Craven      A description of the    The Trust is required
    William F. Devin          policies and            to file its complete
    Stephen J. Gutman         proce-dures that the    schedule of portfolio
    Eileen A. Kamerick        Trust uses to           holdings quarterly
   Officers                   determine how to vote   with the U.S.
    John T. Genoy, President  proxies relating to     Securities and
    Sharon French, Executive  secu-rities held in a   Exchange Commission on
      Vice President          Fund's portfolio,       Form N-PORT. The
    James Nichols, Vice       which is available in   Trusts' Forms N-PORT
      President               the Trust's Statement   are available on the
    Christopher C. Joe,       of Additional           U.S. Securities and
      Chief Compliance        Information, may be     Exchange Commission's
      Officer                 ob-tained without       website at
    Gregory N. Bressler,      charge upon request,    http://www.sec.gov.
      Secretary               by calling (800)        PROXY VOTING RECORD ON
    Kathleen Fuentes, Chief   858-8850. The           SUNAMERICA INCOME FUNDS
      Legal Officer and       in-formation is also    Information regarding
      Assistant Secretary     available from the      how the Funds voted
    Gregory R. Kingston,      EDGAR database on the   proxies relating to
      Treasurer               U.S. Secu-rities and    securities held in the
    Donna McManus, Vice       Exchange Commission's   Funds during the most
      President and           website at              recent twelve month
      Assistant Treasurer     http://www.sec.gov.     period ended June 30
    Shawn Parry, Vice         DELIVERY OF             is available, once
      President and           SHAREHOLDER DOCUMENTS   filed with the U.S.
      Assistant Treasurer     The Funds have adopted  Securities and
    Matthew J. Hackethal,     a policy that allows    Exchange Commission,
      Anti-Money Laundering   them to send only one   without charge, upon
      Compliance Officer      copy of a Fund's        request, by calling
   Investment Adviser         prospectus, proxy       (800) 858-8850 or on
    SunAmerica Asset          material, annual        the U.S. Securities
      Management, LLC         report and semi-annual  and Exchange
    Harborside 5              report (the             Commission's website
    185 Hudson Street, Suite  "shareholder            at http://www.sec.gov.
      3300                    documents") to          This report is
    Jersey City, NJ 07311     shareholders with       submitted solely for
   Distributor                multiple accounts       the general
    AIG Capital Services,     residing at the same    information of
      Inc.                    "household." This       shareholders of the
    Harborside 5              practice is called      Funds. Distribution of
    185 Hudson Street, Suite  householding and        this report to persons
      3300                    reduces Fund expenses,  other than
    Jersey City, NJ 07311     which benefits you and  shareholders of the
   Shareholder Servicing      other shareholders.     Funds is authorized
   Agent                      Unless the Funds        only in con-nection
    AIG Fund Services, Inc.   receive instructions    with a currently
    Harborside 5              to the con-trary, you   effective pro-spectus,
    185 Hudson Street, Suite  will only receive one   setting forth details
      3300                    copy of the             of the Funds, which
    Jersey City, NJ 07311     shareholder documents.  must precede or
   Custodian                  The Funds will          accom-pany this report.
    State Street Bank and     continue to household   The accompanying
      Trust Company           the share-holder        report has not been
    One Lincoln Street        documents               audited by independent
    Boston, MA 02111          indefinitely, until we  accountants and
   Transfer Agent             are instructed          accordingly no opinion
    DST Asset Manager         otherwise. If you do    has been expressed
      Solutions, Inc.         not wish to             thereon.
    303 W 11th Street         participate in
    Kansas City, MO 64105     householding please
                              contact Shareholder
                              Services at (800)
                              858-8850 ext. 6010 or
                              send a written request
                              with your name, the
                              name of your fund(s)
                              and your
                              account number(s) to
                              AIG Funds,
                              P.O. Box 219186,
                              Kansas City MO,
                              64121-9186. We will
                              resume in-dividual
                              mailings for your
                              account within thirty
                              (30) days of receipt
                              of your request.

Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:


                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

INSAN - 9/19

[LOGO]

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

          Not applicable.

Item 13. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

          (4) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: December 06, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: December 06, 2019

By: /s/ Gregory R. Kingston
    -----------------------
    Gregory R. Kingston
    Treasurer

Date: December 06, 2019